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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8220

                           ING Variable Products Trust
               (Exact name of registrant as specified in charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of principal executive offices) (Zip code)

                             C T Corporation System,
                               101 Federal Street,
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

December 31, 2002                       DOMESTIC EQUITY GROWTH PORTFOLIOS
ING VARIABLE PRODUCTS TRUST             ING VP Growth + Value Portfolio
CLASS R                                 ING VP Growth Opportunities Portfolio
                                        ING VP MidCap Opportunities Portfolio
                                        ING VP SmallCap Opportunities Portfolio
                                        ING VP Research Enhanced Index Portfolio

                                        DOMESTIC EQUITY VALUE PORTFOLIO
                                        ING VP MagnaCap Portfolio

                                        INTERNATIONAL EQUITY PORTFOLIO
                                        ING VP International Value Portfolio

                                        FIXED INCOME PORTFOLIO
                                        ING VP High Yield Bond Portfolio


                                     [PHOTO]


                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          President's Letter ....................................    1
          Portfolio Managers' Reports:
               Domestic Equity Growth Portfolios ................    2
               Domestic Equity Value Portfolio ..................   12
               International Equity Portfolio ...................   14
               Fixed Income Portfolio ...........................   16
          Index Descriptions ....................................   18
          Report of Independent Auditors ........................   19
          Statements of Assets and Liabilities ..................   20
          Statements of Operations ..............................   22
          Statements of Changes in Net Assets ...................   24
          Financial Highlights ..................................   28
          Notes to Financial Statements .........................   36
          Portfolios of Investments .............................   47
          Tax Information .......................................   68
          Trustee and Officer Information .......................   69

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the Class R shares of the ING Variable Products Trust.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep, N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING VP GROWTH + VALUE PORTFOLIO                       Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Louis Navellier, Chief Investment Officer and Alan Alpers, Senior Portfolio Manager, Navellier Fund Management, Inc.

GOAL: The ING VP Growth + Value Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in stocks from a universe of small to mid capitalization U.S. companies with market capitalization ranging from $500 million to $10 billion.

MARKET OVERVIEW: The current bear market is now longer and deeper than the 1973-1974 bear market, especially if an investor uses the NASDAQ market as a benchmark. Many high dividend-yielding stocks were unmercifully punished during the market exodus that bottomed in late July and again in early October. Unfortunately, between the stock market sell off and the housing bubble losing some air, consumers have definitely turned more cautious in recent months. However, consumers continue to refinance their homes and lower their respective mortgage payments. Although interest rates remained low much to the benefit of those purchasing new homes or refinancing existing homes, the Federal Reserve Board ("Fed") was forced to admit that deflation is the greater threat to overall economic recovery. Evidence of deflationary forces were exhibited in the third quarter as U.S. non-financial businesses saw prices for their products fall 1.2% from the year before.

The uncertainty surrounding the possibility of a war with Iraq continues to add to investor anxiety and makes financial markets nervous. However, once decisive action is taken, the uncertainty that has been plaguing financial markets will likely dissipate and the stock market could rebound. Of course, the U.S. or the U.N. should not attack Iraq just to boost world stock markets, but during every major attack, such as the Gulf War over a decade ago, the stock market has rallied strongly. Hopefully a U.S. or U.N. assault on Iraq may be short-lived and significantly benefit the world as a whole.

The recent rally that began in early October has been dominated by money-losing technology stocks that appeared to be rallying based on short covering. Although these short-covering rallies can be spectacular (technology stocks rallied approximately 45% a year ago on short-covering), these rallies often fizzle fast. Fortunately, utility stocks recently joined the rally after the Fed cut key interest rates, so it appears that the stock market rally is now spreading to other industry groups. We expect that the stock market rally will likely continue to spread to more industry groups soon.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, returned -37.33%, compared to the Russell 2000 Index, which returned -20.48% and the Russell 3000 Index, which returned -21.54% over the same time period.

PORTFOLIO SPECIFICS: The strong stock selection and advantageous over-weighting in outperforming sectors that helped performance in the 2nd and 3rd quarters seriously damaged the performance of the portfolio in October and November. The two biggest impacts on the portfolio were inferior stock selection in both the consumer discretionary and technology sectors. These two sectors alone accounted for over 50% of the portfolio's underperformance. The stocks that led this market rally in October and November possessed no earnings and poor overall fundamentals. In fact, those stocks (i.e., money-losers) in the technology sector that led the rally are still down in excess of -75.0% since March 2000. We believe that this disconnect will likely be resolved in our favor, as fundamentals become important again in the new year.

MARKET OUTLOOK: There is little doubt in our minds that 2003 will likely be a banner year for the stock market. The stock market is now shrugging off bad news and is looking forward to better days. Business spending is slowly improving after a three-year drought. Consumer confidence picked up after the Fed's latest 50 basis point interest rate cut. The earnings environment is expected to improve for the next two quarters, simply because the year-over-year earnings comparisons should be strong.

Much of our optimism is based on the fact that the Midterm Election Cycle is historically the best year for the stock market. The Bush administration and the leadership of the new Congress are already working on a substantial economic stimulus package. The Republican leadership realizes the urgency to fix both the U.S. economy and the stock market, otherwise they may not control Congress two years from now.

The only real danger that we can possibly foresee for the overall stock market is that it might go through some more wild oscillations like it did after it bottomed out during the 1973-1974 stock market collapse. Back then, the leadership of the stock market kept shifting rapidly and basically confused investors for several years.

The underlying fundamentals associated with our portfolios remain stronger than ever. Even though we have added mainly technology stocks to our portfolios during the past couple months, the median price-to-earnings (PE) ratio for our growth portfolios is still extremely reasonable. The earnings visibility for next year's forecasted earnings still remain unclear by the analyst community; however, we expect that if the average stock in our growth portfolios can sustain its recent sales growth, then it may be trading at less than 18 times next year's estimated earnings.

We expect that when the overall stock market gets more volatile, our portfolios might get even stronger due to strong fundamentals associated with our average stock. During the third quarter earnings announcement season, many stocks in our growth portfolios posted earnings surprises. Unfortunately, Wall Street was not rewarding strong earnings results and surprises during the past couple months like it normally does. We expect that many small-capitalization stocks may be catching up with the overall stock market and will likely stage a strong rally in the coming months. The more fundamentally focused the stock market becomes, the better many small-capitalization stocks will likely perform as a result of their substantially lower price-to-earnings ratios.

Portfolio Managers' Report                       ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

We are now at the time of year when the stock market is seasonally strong, this occurs between December and May, when pension contributions typically boost the inflows into the stock market. Thinly traded small-capitalization stocks usually benefit the most from the surge in trading volume that is created by the positive flow of funds into the stock market. If the Bush administration and the new Congress increase pension contribution limits for 401k plans and other pensions funds, as many anticipate, the inflows into the stock market might be more impressive than anticipated.

By the time the fourth quarter earnings announcements commence in mid-January, we expect that the stock market may re-focus on those stocks that will likely post strong sales and earnings gains, regardless of their industries. Fundamentally, the portfolio has never been stronger, so we believe that the strong earnings results should benefit the portfolio.

                                    5/6/94     12/31/94    12/31/95    12/31/96    12/31/97
                                   --------    --------    --------    --------    --------
ING VP Growth + Value Portfolio    $ 10,000    $ 10,347    $ 12,911    $ 15,879    $ 18,206
Russell 2000 Index                 $ 10,000    $ 10,026    $ 12,877    $ 15,001    $ 18,356
Russell 3000 Index                 $ 10,000    $ 10,299    $ 14,090    $ 17,164    $ 22,619

                                   12/31/98    12/31/99    12/31/00    12/31/01    12/31/02
                                   --------    --------    --------    --------    --------
ING VP Growth + Value Portfolio    $ 21,725    $ 42,358    $ 38,214    $ 26,372    $ 16,527
Russell 2000 Index                 $ 17,888    $ 21,691    $ 21,036    $ 21,559    $ 17,143
Russell 3000 Index                 $ 28,078    $ 33,947    $ 31,415    $ 27,815    $ 21,824

                             AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                        ENDED DECEMBER 31, 2002
                              ------------------------------------------
                                                         SINCE INCEPTION
                              1 YEAR         5 YEAR          5/6/94
                              ------         ------          ------
     Class R                  -37.33%        -1.92%           5.97%
     Russell 2000 Index       -20.48%        -1.36%           6.42%(1)
     Russell 3000 Index       -21.54%        -0.71%           9.42%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Growth + Value Portfolio against the Russell 2000 Index and Russell 3000 Index. The Indices are unmanaged and have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice-President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOALS: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in the common stock of U.S. companies that the Portfolio Managers feel have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunication, utility, and industrial sectors. There were no sectors in the S&P 500 Index (S&P 500) that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -31.57% compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from good stock selection in the energy and telecommunications sectors, as stocks such as XTO Energy, Valero, and Nextel Communications all outperformed substantially. During the year, we cut back on our exposure to consumer-related and technology stocks, which began the year as the sectors with the biggest exposure in the Portfolio. In their place, we increased our holdings in healthcare and telecommunications.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it may take some time for this stimulus to work its way through the economy.

We do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Managers' Report                 ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                        5/3/00    12/31/00   12/31/01   12/31/02
                                       --------   --------   --------   --------
ING VP Growth Opportunites Portfolio   $ 10,000    $ 8,938    $ 5,491    $ 3,758
S&P 500 Index                          $ 10,000    $ 9,161    $ 8,073    $ 6,288

                                               AVERAGE ANNUAL
                                           TOTAL RETURNS FOR THE
                                               PERIODS ENDED
                                             DECEMBER 31, 2002
                                       -----------------------------
                                                     SINCE INCEPTION
                                       1 YEAR             5/3/00
                                       ------             ------
          Class R                      -31.57%            -30.79%
          S&P 500 Index                -22.10%            -15.97%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Growth Opportunities Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies.

                 See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Managers feel have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunications, utility, and industrial sectors. There were no sectors in the S&P 500 Index that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -25.86% compared to the S&P Midcap 400 Index, which returned -14.51%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from good stock selection in the energy and telecommunications sectors, as stocks such as XTO Energy, Valero, and Nextel Communications all outperformed substantially. During the year, we cut back on our exposure to consumer related and technology stocks, which began the year as the sectors with the biggest exposure in the Portfolio. In their place, we increased our holdings in healthcare and telecommunications.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it may take some time for this stimulus to work its way through the economy.

Nevertheless, we do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Managers' Report                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                        5/5/00    12/31/00   12/31/01   12/31/02
                                       --------   --------   --------   --------
ING VP MidCap Opportunites Portfolio   $ 10,000   $  9,062   $  6,079    $ 4,507
S&P MidCap 400 Index                   $ 10,000   $ 10,805   $ 10,739    $ 9,181

                                                AVERAGE ANNUAL
                                             TOTAL RETURNS FOR THE
                                                 PERIODS ENDED
                                               DECEMBER 31, 2002
                                         -----------------------------
                                                       SINCE INCEPTION
                                         1 YEAR             5/5/00
                                         ------             ------
          Class R                        -25.86%            -25.89%
          S&P MidCap 400 Index           -14.51%             -3.15%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP MidCap Opportunities Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Lisanti, Executive Vice-President and Chief Investment Officer, ING Investments, LLC.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing at least 80% of its total assets in the common stock of smaller U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunications, utility, and industrial sectors. There were no sectors in the S&P 500 Index that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -43.64% compared to the Russell 2000 Index, which returned -20.48%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from selective stock picking in the healthcare and technology sectors, as stocks such as Taro Pharmaceuticals, Cognizant Technology Solutions, and Avid Technology all outperformed substantially. During the year, we cut back on our exposure to financial stocks, and we increased our holdings in healthcare and information technology.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it may take some time for this stimulus to work its way through the economy.

Nevertheless, we do believe that corporate profits have bottomed and will likely improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Manager's Report               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                            5/6/94     12/31/94    12/31/95    12/31/96    12/31/97
                                           --------    --------    --------    --------    --------
ING VP SmallCap Opportunities Portfolio    $ 10,000    $ 10,192    $ 12,372    $ 14,055    $ 16,278
Russell 2000 Index                         $ 10,000    $ 10,026    $ 12,877    $ 15,001    $ 18,356

                                           12/31/98    12/31/99    12/31/00    12/31/01    12/31/02
                                           --------    --------    --------    --------    --------
ING VP SmallCap Opportunities Portfolio    $ 19,094    $ 46,024    $ 46,523    $ 32,960    $ 18,575
Russell 2000 Index                         $ 17,888    $ 21,691    $ 21,036    $ 21,559    $ 17,143

                               AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                          ENDED DECEMBER 31, 2002
                                ------------------------------------------
                                                           SINCE INCEPTION
                                1 YEAR           5 YEAR         5/6/94
                                ------           ------         ------
     Class R                    -43.64%           2.69%          7.42%
     Russell 2000 Index         -20.48%          -1.36%          6.42%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                 See accompanying index descriptions on page 18.

ING VP RESEARCH ENHANCED INDEX PORTFOLIO              Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Research Enhanced Index Portfolio (the "Portfolio") seeks capital appreciation by investing primarily in large companies contained in the Standard & Poor's 500 Index (S&P 500).

MARKET OVERVIEW: The S&P 500 posted a loss of 22.10% in 2002, its worst calendar year performance since 1974. Concerns regarding the integrity of corporate accounting, the strength of the U.S. economic rebound, and international hostilities consistently weighed on the market throughout the year.

The year ended with a rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the rally occurred primarily in sectors like telecommunication services and information technology, which had suffered the worst performance in the first nine months of the year.

In terms of market capitalization, the smallest stocks within the S&P 500 outperformed the largest stocks. We believe, this was because investors' accounting and valuation fears were primarily related to larger cap stocks.

PERFORMANCE: For the year ended December 31, 2002, the Fund's Class R shares, excluding any charges, provided a total return of -22.29% compared the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: Performance benefited from successful individual security selection and was primarily helped by our underweight positions in stocks that ranked poorly based on the quantitative model we use to manage the Portfolio.

Security selection was most successful in the industrials and information technology sectors. Some of the largest contributors to performance during the year were our underweights in WorldCom and Electronic Data Systems, paired with, our overweights in Philip Morris and Dell. Negative contributors to relative performance included our overweight in Home Depot and our underweights in Exxon Mobil, Royal Dutch Petroleum and Pharmacia.

Effective individual security selection was partially offset by the adverse impact of the sector allocation. This was due to our underweights in energy and healthcare, which performed relatively well during the year.

MARKET OUTLOOK: The cumulative losses of the recent three-year bear market in U.S. large cap equities has only been exceeded by the four-year bear market from 1929-32. The 1929-32 bear market was accompanied by a 50% decline in nominal GDP and double-digit unemployment -- neither of these traits exists today. Each of the prior multi-year bear markets in 1929-32, 1939-41, and 1973-74 were followed by a period of abnormally high equity returns. Based on the historical relationship between expected earnings and current interest rates, the U.S. large cap market may be significantly undervalued now. While expected earnings may not materialize and there is the ever-present risk of terrorism and war, valuations and the length of the recent bear market suggest the outlook for U.S. equity returns may be positive.

Over the recent period our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer staples sector, and, towards lower weightings in the consumer discretionary sector. Currently, our largest overweight is in the consumer staples sector and our largest underweight is in the consumer discretionary sector.

The focus of our Portfolio continues to be adding return via good individual stock selection. By design, the quantitative factors our approach is based on are not highly correlated. Historically, this has benefited relative performance in a variety of market environments.

Portfolio Managers' Report              ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                    5/6/94     12/31/94    12/31/95    12/31/96    12/31/97
                                                   --------    --------    --------    --------    --------
ING VP Research Enhanced Index Portfolio           $ 10,000    $ 10,141    $ 11,659    $ 13,120    $ 13,927
S&P 500 Index                                      $ 10,000    $ 10,398    $ 14,306    $ 17,590    $ 23,459
Lehman Brothers Government/Corporate Bond Index    $ 10,000    $ 10,044    $ 11,977    $ 12,325    $ 13,527
Combined Index                                     $ 10,000    $ 10,044    $ 11,976    $ 12,324    $ 13,527

                                                   12/31/98    12/31/99    12/31/00    12/31/01    12/31/02
                                                   --------    --------    --------    --------    --------
ING VP Research Enhanced Index Portfolio           $ 14,069    $ 14,884    $ 13,153    $ 11,574    $  8,995
S&P 500 Index                                      $ 30,162    $ 36,508    $ 33,184    $ 29,240    $ 22,777
Lehman Brothers Government/Corporate Bond Index    $ 14,668
Combined Index                                     $ 14,808    $ 16,294    $ 14,810    $ 13,050    $ 10,166

                                          AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                            PERIODS ENDED DECEMBER 31, 2002
                                         ---------------------------------------
                                                                 SINCE INCEPTION
                                         1 YEAR        5 YEAR         5/6/94
                                         ------        ------         ------
Class R                                 -22.29%        -8.37%         -1.22%
S&P 500 Index                           -22.10%        -0.59%          9.96%(1)
Lehman Brothers Government/Corporate
  Bond Index                             11.04%         7.62%          8.03%(1)
Combined Index(2)                       -22.10%        -2.89%          1.72%(1)

The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. Effective April 30, 1999, the Portfolio changed its name to the ING VP Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of large companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Government/Corporate Bond Index to the S&P 500 Index.

Based on a $10,000 initial investment, the table and graph above illustrate the total return of the ING VP Research Enhanced Index Portfolio against both the S&P 500 Index and the Lehman Government/Corporate Bond Index as discussed above. The Indices are unmanaged and have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/94.

(2) The combined index reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to December 31, 2002.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities.

                 See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital with dividend income as secondary consideration.

MARKET OVERVIEW: The U.S. stock market declined significantly in the year ended December 31, 2002 with the S&P 500 Index (S&P 500) down 22.10% and the S&P/Barra Value Index down 20.86%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied in the fourth quarter of the year. The stock market was buffeted by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied initially by some better than expected signs of economic growth, by a further cut in interest rates by the Federal Reserve, and by narrowing quality spreads in the debt markets.

For the year, the stocks of smaller and mid-sized companies outperformed those of larger companies. Looking at the S&P/Barra style based indices, value stocks out performed growth stocks across the capitalization spectrum for the third year in a row.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -22.76%, compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: The Portfolio is being managed in a value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this may be a good way to manage money over the long run. However, it is worthwhile to point out that the stock market is not ignorant. Generally, companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problems. The value investor is accepting the risk of the problems and the attendant time risk until they are (if ever) solved. In return, the investor receives the "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Portfolio for the last year relative to the S&P 500 and the S&P/Barra Value Index is more than attributable to the Portfolio's large and unsuccessful investments in the electric utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices, debt heavy balance sheets, the California energy crisis, regional over capacity, lower demand for electricity due to the recession, a collapse in energy trading, declining profit margins, and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks appeared "cheap" on the numbers, the problems proved to be much worse than expected, resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the utility investment substantially, but not before it negatively impacted the results of the Portfolio. There is a general lesson in this with regard to value investing:
If the problem that is making the stock "cheap" turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go relatively right over the last year. The Portfolio's underweight in technology, financial, and energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the utilities.

MARKET OUTLOOK: While the length and depth of the market decline over the last several years has been painful, the good news is that stocks appear now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that has not been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow, albeit at modest rates, inflation is under control, and the Federal Reserve is accommodating.

The market continues to deal with a number of issues including accounting integrity and corporate governance, record levels of corporate and consumer debt, the intermediate term trajectory of the economy, the long-term growth of corporate profits, and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the `80's and `90's. In fact, stocks may well provide returns

Portfolio Manager's Report                             ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and healthcare companies are overweighted compared to the value indices (about in line with the S&P 500). As an offset, we are underweighted in financial services (particularly banks) and consumer cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1) To the degree possible, we own companies with pricing power. In the current low inflation environment, pricing power is a valuable asset. Property and casualty insurance, healthcare, tobacco, and perhaps energy companies all currently have the ability to raise prices on their products. 2) Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

                                        5/8/00    12/31/00   12/31/01   12/31/02
                                       --------   --------   --------   --------
ING VP MagnaCap Portfolio              $ 10,000   $ 10,161    $ 9,100    $ 7,029
S&P 500 Index                          $ 10,000   $  9,161    $ 8,073    $ 6,288

                                              AVERAGE ANNUAL
                                           TOTAL RETURNS FOR THE
                                               PERIODS ENDED
                                             DECEMBER 31, 2002
                                       -----------------------------
                                                     SINCE INCEPTION
                                       1 YEAR             5/8/00
                                       ------             ------
          Class R                      -22.76%            -12.46%
          S&P 500 Index                -22.10%            -15.97%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP MagnaCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO                  Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, L.P.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Portfolio may hold up to 25% of its assets in companies with smaller market capitalizations.

MARKET OVERVIEW: 2002 was a year in which an expected global recovery failed to take hold and the only meaningful source of demand benefiting international companies was the U.S. consumer! Ultimately confidence was depressed by corporate scandals and the threat of war. After an August rally fizzled, major markets fell to multi-year lows at the beginning of October, before rebounding in the last quarter. For the year, based on the relevant MSCI indices expressed in U.S. dollars, European markets (ex the U.K.) fell 20.3%, the U.K. market fell 15.2%, Japan fell 10.3% and emerging markets fell an average of 6.2%. Practically all of the losses were incurred in the second half. The U.S. dollar fell nearly 12% on average against foreign currencies, (using stock market capitalization as weights).

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares returned -15.46% compared to the Morgan Stanley Capital International
(MSCI) EAFE index, which returned -15.66%.

The current management took over in the middle of the year. For the six-month period ended December 31, 2002, excluding any charges, the Portfolio returned -13.35% compared to the MSCI EAFE Index, which returned -14.55%.

PORTFOLIO SPECIFICS: Since the change in management, the Portfolio has gained in asset allocation from its cash holdings and by being underweight technology as the managers were skeptical about the pace of global recovery in capital spending. Stock selection gains were made for the half-year among financial stocks and materials. However, this was diminished by significant stock selection losses in the consumer discretionary sector.

Since mid year, the stock that contributed most to performance was U.K. mobile telecommunications giant Vodaphone, which rose 34%. The stock that contributed least was German insurer Allianz, which fell 53%.

Since the initial re-positioning of the Portfolio, sector weightings have not changed dramatically and were driven by changes in relative value, often at the stock level. The underweighting in technology was reduced by the end of the year as prices became more reasonable. On the other hand, the underweighting in financials was increased as the continued failure of the world's economies to gain traction dampened their prospects. The underweighting in utilities was also increased and the overweighting in consumer staples reduced to neutral, as stocks in these sectors seemed to offer less and less value.

Changes in regional weights during this time were again driven by the sector and stock decisions of the type referred to above. The most noteworthy net results were the reduction of the underweight in Japan and the increase in our emerging markets weighting largely at the expense of developed Europe ex the U.K.

MARKET OUTLOOK: As welcomed as the rally in the last quarter of 2002 was, half of the gains were given back in December as the old nagging economic fears resurfaced: the one and only material source of demand in the world to keep business activity going was U.S. consumers, and they were starting to tire. There is still no sign of a rebound in capital spending after the excesses of the late 1990s. Add to this geopolitical foreboding, as armed conflict in the Middle East edged ever closer and a new crisis gathered over the Korean Peninsula.

Investment strategy in our broadly based international Portfolios, therefore, assumes a continued state of weak global demand. An underweight in financials, principally banks, by about 6% and in utilities by about 5%, are our biggest sector bets. Regionally we are underweight in developed markets against the MSCI EAFE benchmark but we hold between 5% and 6% in emerging markets plus a few names in Canada. It must be stressed, however, that these sector and regional weighting decisions arise primarily at the stock level. Cash remains relatively high because of the need to be deliberate before investing in these markets, where there are no safe havens.

Portfolio Managers' Report                   ING VP INTERNATIONAL VALUE PORTFLIO
--------------------------------------------------------------------------------

                                        8/8/97    12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02
                                       --------   --------   --------   --------   --------   --------   --------
ING VP International Value Portfolio   $ 10,000   $ 10,130   $ 11,844   $ 17,787   $ 18,353   $ 16,227   $ 13,719
MSCI EAFE Index                        $ 10,000   $  9,017   $ 10,850   $ 13,812   $ 11,884   $  9,364   $  7,898

                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                    PERIODS ENDED DECEMBER 31, 2002
                               ----------------------------------------
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR          8/8/97
          Class R              -15.46%        6.26%           6.03%
          MSCI EAFE Index      -15.66%       -2.61%          -4.26%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 8/1/97.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP HIGH YIELD BOND PORTFOLIO                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Edwin Schriver, Senior Vice President and Senior Portfolio Manager; Andy Mitchell, Vice President and Portfolio Manager; Russ Stiver, Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP High Yield Bond Portfolio (the "Portfolio") seeks high income and capital appreciation by investing primarily in higher-yielding, lower-rated bonds.

MARKET OVERVIEW: 2002 was a disappointing year in the high yield market. The first half of the year was dominated by accounting scandals in the cable, utilities and telecom sectors, resulting in the downgrade of several high profile investment-grade companies into the high yield market. By mid-year the economic recovery was losing steam and a double-dip recession had become a real possibility. A late-year rally in anticipation of better times in 2003 was not enough to avert negative full-year market returns. The Merrill Lynch High Yield Master Index returned -1.14% for the year.

Despite the negative returns, high yield still provided a safe haven relative to the double-digit declines experienced by equity investors in 2002. As might be expected in a year of uncertainty, high quality bond investors earned the best returns, in excess of 10% for the year.

Despite the bearish market conditions, a high quality strategy was not the key to performance within the high yield market. The Merrill Lynch BB-rated sub-index returned -3.20% for the year, compared to +0.94% for the B-rated sub-index and -6.20% for the CCC-rated sub-index. This was because some very large issuers (Calpine, Qwest, Worldcom, Northern Telecom) became distressed so quickly that the rating agencies still had them rated BB.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of 0.46% compared to -1.41% for the Lehman Brothers High Yield Bond Index.

PORTFOLIO SPECIFICS: Exposures to the cable, telecom and utilities sectors were key to performance in 2002. Combined, these sectors make up approximately 25% of the high yield market and declined by more than 25% based on Merrill Lynch indices. The Portfolio was even weight in cable, modestly underweight in telecom and significantly underweight in utilities. Within telecom, the Portfolio also benefited from being primarily involved in the better performing wireless sub-sector while avoiding the wireline sub-sector.

Unfortunately, our lone holding in the utilities sector declined by over 50%, offsetting much of the benefit of the low sector weight.

Outside of these sectors, the fund benefited from favorable credit selection in the technology, steel, aerospace, and paper sectors, as well as from an overweight position in gaming. Offsetting these factors were unfavorable credit selection in capital goods, containers and airlines. An overweight position in equipment rentals and an underweight in healthcare also hurt returns.

The downgrade of investment grade companies into the high yield market also played a significant role in performance. The Portfolio did not buy, benefiting as the securities of virtually all these issuers continued to fall for several months following the downgrade under heavy selling pressure.

MARKET OUTLOOK: While economic growth remains constrained, many market forecasters are predicting stronger growth by mid-2003. The most recent manufacturing capacity utilization statistics showed improvement, but one month does not establish a trend. We believe that increased business investment remains a key obstacle to sustained economic growth, and that companies are more committed to improving their balance sheets than they are to investing in future growth. Default rates appear to have peaked and have begun to decline, but further declines are contingent upon continued economic recovery. Despite our cautious view of the economy, we believe that many high yield issuers will improve their balance sheets even in a slow-growth environment. The securities of many of these companies remain undervalued, not only relative to the overall high yield market but also relative to both equities and investment grade bonds. Equity multiples are still fairly high despite two years of terrible returns, reflective of the sheer size of the speculative bubble that developed in the late 1990's. On the other side, single-A rated investment-grade bonds now yield less than 5%, providing little potential for double-digit returns.

Portfolio Managers' Report                      ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

High yield securities currently offer the best combination of downside protection and upside potential for these uncertain times. The past couple of years have demonstrated the downside protection of a diversified high yield portfolio, while current market yields of close to 12% offer substantial total return potential.

                                          5/6/94     12/31/94    12/31/95    12/31/96    12/31/97
                                         --------    --------    --------    --------    --------
ING VP High Yield Bond Portfolio         $ 10,000    $  9,905    $ 11,742    $ 13,592    $ 14,815
Lehman Brothers High Yield Bond Index    $ 10,000    $ 10,165    $ 12,114    $ 13,488    $ 15,211

                                         12/31/98    12/31/99    12/31/00    12/31/01    12/31/02
                                         --------    --------    --------    --------    --------
ING VP High Yield Bond Portfolio         $ 14,797    $ 14,355    $ 12,752    $ 12,618    $ 12,676
Lehman Brothers High Yield Bond Index    $ 15,494    $ 15,865    $ 14,935    $ 15,724    $ 15,503

                                       AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                         PERIODS ENDED DECEMBER 31, 2002
                                       ------------------------------------
                                                            SINCE INCEPTION
                                       1 YEAR     5 YEAR        5/6/94
                                       ------     ------        ------
     Class R                            0.46%     -3.07%        2.78%
     Lehman Brothers High Yield Bond
       Index                           -1.41%      0.38%        5.19%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP High Yield Bond Portfolio against the Lehman Brothers High Yield Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial, market and interest rate risks. High Yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market price for those instruments. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 18.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The STANDARD & POORS (S&P) 500 INDEX is a widely recognized, unmanaged index of 500 common stocks.

The LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index of government bonds and corporate bonds rated Baa3 or better.

The RUSSELL 2000 INDEX is an unmanaged index that measures the performance of 2,000 small companies.

The NASDAQ COMPOSITE INDEX is an unmanaged index that measures all domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted.

The S&P MIDCAP 400 INDEX is an unmanaged index which measures performance of the mid-size company segment of the U.S. market.

The MSCI EAFE INDEX is an unmanaged index consisting of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It is a generally accepted index for major overseas markets.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprised of non-investment grade bonds with maturities between seven to ten years.

The RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The MERRILL LYNCH HIGH YIELD MASTER INDEX is an unmanaged market value-weighted index of all domestic and yankee high yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The S&P BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that has low price-to-book ratios.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
 ING Variable Products Trust:

We have audited the accompanying statements of assets and liabilities, of ING VP Growth Plus Value Portfolio, ING VP Growth Opportunities Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Research Enhanced Index Portfolio, ING VP MagnaCap Portfolio, ING VP International Value Portfolio and ING VP High Yield Bond Portfolio (formerly, Pilgrim VP Growth Plus Value Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Pilgrim VP Research Enhanced Index Portfolio, Pilgrim VP MagnaCap Portfolio, Pilgrim VP International Value Portfolio and Pilgrim VP High Yield Bond Portfolio, respectively), eight Portfolios within the ING Variable Products Trust (formerly, Pilgrim Variable Products Trust) (the "Trust"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods ending prior to January 1, 2000 the financial highlights were audited by other auditors whose report thereon dated February 15, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except those identified as having been audited by other auditors, present fairly, in all material respects the financial position of the ING VP Growth Plus Value Portfolio, ING VP Growth Opportunities Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Research Enhanced Index Portfolio, ING VP MagnaCap Portfolio, ING VP International Value Portfolio and ING VP High Yield Bond Portfolio as of December 31, 2002, the results of their operations, changes in their net assets and financial highlights for the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Boston, Massachusetts
February 7, 2003

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                                                     ING VP           ING VP           ING VP
                                                    ING VP           GROWTH           MIDCAP          SMALLCAP
                                                GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------    -------------    -------------    -------------
ASSETS:
Investments in securities at value*              $  46,946,977    $  14,343,977    $   6,790,952    $  91,353,820
Short-term investments at amortized cost             6,069,000          574,000          435,000        4,360,000
Cash                                                       140              630              815              484
Receivables:
  Investment securities sold                         2,070,354          192,179          101,741        1,567,381
  Fund shares sold                                          --           39,045           86,883          380,040
  Dividends and interest                                23,011            1,181              608            1,411
Prepaid expenses                                         1,785              108                2            2,508
Reimbursement due from manager                          17,446            5,216              118           14,565
                                                 -------------    -------------    -------------    -------------
  Total assets                                      55,128,713       15,156,336        7,416,119       97,680,209
                                                 -------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased            733,491          259,524           62,731          802,178
Payable for fund shares redeemed                         1,650                5           46,631           42,419
Payable to affiliates (Note 6)                          40,910           12,756            5,673           78,468
Other accrued expenses and liabilities                  57,602           18,480           23,590           76,233
                                                 -------------    -------------    -------------    -------------
  Total liabilities                                    833,653          290,765          138,625          999,298
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $  54,295,060    $  14,865,571    $   7,277,494    $  96,680,911
                                                 =============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                    143,178,638       24,274,652       10,140,114      184,482,950
Accumulated net realized loss on investments       (89,583,559)      (9,474,889)      (2,884,366)     (92,355,367)
Net unrealized appreciation of investments             699,981           65,808           21,746        4,553,328
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $  54,295,060    $  14,865,571    $   7,277,494    $  96,680,911
                                                 =============    =============    =============    =============
* Cost of securities                             $  46,246,996    $  14,278,169    $   6,769,206    $  86,800,492
CLASS R:
Net assets                                       $  54,295,060    $   4,808,144    $   4,682,989    $  64,766,869
Shares authorized                                    unlimited        unlimited        unlimited        unlimited
Par value                                        $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                   5,502,091        1,280,499        1,040,991        6,084,636
Net asset value and redemption price per share   $        9.87    $        3.75    $        4.50    $       10.64
CLASS S:
Net assets                                                 n/a    $  10,057,427    $   2,594,505    $  31,914,042
Shares authorized                                          n/a        unlimited        unlimited        unlimited
Par value                                                  n/a    $        0.01    $        0.01    $        0.01
Shares outstanding                                         n/a        2,675,633          580,646        3,008,213
Net asset value and redemption price per share             n/a    $        3.76    $        4.47    $       10.61

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                                     ING VP            ING            ING VP           ING VP
                                                    RESEARCH           VP          INTERNATIONAL     HIGH YIELD
                                                    ENHANCED        MAGNACAP           VALUE            BOND
                                                INDEX PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                ---------------   -------------    -------------    -------------
ASSETS:
Investments in securities at value*              $   7,380,836    $  16,986,136    $  58,164,142    $   8,932,717
Short-term investments at amortized cost                66,000          711,000               --          644,000
Cash                                                       782              633        6,501,919              149
Receivables:
  Investment securities sold                           213,296               --          909,405               --
  Fund shares sold                                       1,692          269,043               --
  Dividends and interest                                10,871           40,537           66,918          249,439
Other assets (Note 2)                                       --               --        1,428,715               --
Prepaid expenses                                             5              105           24,344               20
Reimbursement due from manager                           7,520            5,209           84,053           10,049
                                                 -------------    -------------    -------------    -------------
  Total assets                                       7,679,310       17,745,312       67,448,539        9,836,374
                                                 -------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased            280,064               --        1,810,358               --
Payable for fund shares redeemed                        14,026            7,821               --            3,433
Payable for securities loaned                               --               --        1,428,715               --
Income distribution payable                                 --               --               --           30,968
Payable to affiliates (Note 6)                           5,489           14,961           59,513            6,977
Other accrued expenses and liabilities                  57,129           10,987           66,075           33,845
                                                 -------------    -------------    -------------    -------------
  Total liabilities                                    356,708           33,769        3,364,661           75,223
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $   7,322,602    $  17,711,543    $  64,083,878    $   9,761,151
                                                 =============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                     15,902,736       21,683,696       75,107,726       17,793,269
Accumulated net investment income                           --               --               --            5,380
Accumulated net realized loss on investments
 and foreign currencies                             (8,046,845)        (897,632)      (7,952,816)      (7,372,305)
Net unrealized depreciation of investments and
 foreign currencies                                   (533,289)      (3,074,521)      (3,071,032)        (665,193)
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $   7,322,602    $  17,711,543    $  64,083,878    $   9,761,151
                                                 =============    =============    =============    =============
* Cost of securities                             $   7,914,125    $  20,060,657    $  61,242,782    $   9,597,896
CLASS R:
Net assets                                       $   7,322,602    $   4,868,494    $  64,042,061    $   9,761,151
Shares authorized                                    unlimited        unlimited        unlimited        unlimited
Par value                                        $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                   2,494,541          714,226        7,450,020        3,446,141
Net asset value and redemption price per share   $        2.94    $        6.82    $        8.60    $        2.83
CLASS S:
Net assets                                                 n/a    $  12,843,049    $      41,817              n/a
Shares authorized                                          n/a        unlimited        unlimited              n/a
Par value                                                  n/a    $        0.01    $        0.01              n/a
Shares outstanding                                         n/a        1,875,537            4,817              n/a
Net asset value and redemption price per share             n/a    $        6.85    $        8.68              n/a

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------

                                                                ING VP           ING VP          ING VP
                                               ING VP           GROWTH           MIDCAP         SMALLCAP
                                           GROWTH + VALUE   OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*          $     399,349    $      36,843    $      18,083    $      58,263
Interest                                          75,904           17,782            9,157           93,425
                                           -------------    -------------    -------------    -------------
  Total investment income                        475,253           54,625           27,240          151,688
                                           -------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fees                         567,285          104,703           44,465          807,368
Distribution and service fees:
  Class S                                             --           20,670            4,419           63,213
Transfer agent fees
  Class R                                         10,962            6,941           11,223           24,480
  Class S                                             --            9,285            4,451            9,072
Administrative and service fees                   75,638           13,960            5,929          107,649
Custody and accounting fees                       24,076           26,161           14,700           68,579
Shareholder reporting expense                     53,056            6,544            1,853           84,438
Registration fees                                     95               12                5              114
Professional fees                                149,784           16,699            6,300          211,830
Trustee fees                                       9,225              598              459           10,818
Insurance expense                                    944              305              163            1,430
Miscellaneous expense                              4,984              648              700            4,949
                                           -------------    -------------    -------------    -------------
  Total expenses                                 896,049          206,526           94,667        1,393,940
                                           -------------    -------------    -------------    -------------
Less:
  Net waived and reimbursed fees                 289,303           65,358           38,270          376,990
                                           -------------    -------------    -------------    -------------
  Net expenses                                   606,746          141,168           56,397        1,016,950
                                           -------------    -------------    -------------    -------------
Net investment loss                             (131,493)         (86,543)         (29,157)        (865,262)
                                           -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS
Net realized loss on investments             (23,424,828)      (4,318,716)      (1,362,217)     (53,973,850)
Net change in unrealized depreciation of
 investments                                 (11,472,047)        (983,883)        (443,368)      (8,612,173)
                                           -------------    -------------    -------------    -------------
  Net realized and unrealized loss on
   investments                               (34,896,875)      (5,302,599)      (1,805,585)     (62,586,023)
                                           -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                $ (35,028,368)   $  (5,389,142)   $  (1,834,742)   $ (63,451,285)
                                           =============    =============    =============    =============
* Foreign taxes                            $          --    $          40    $         164    $          --

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------

                                                 ING VP                            ING VP           ING VP
                                                RESEARCH          ING VP       INTERNATIONAL      HIGH YIELD
                                                ENHANCED         MAGNACAP          VALUE             BOND
                                            INDEX PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO
                                            ---------------   -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*            $     171,596    $     261,758    $     811,292    $          --
Interest                                             9,229           26,330           69,204        1,049,486
Securities lending income                               --               --           13,253               --
                                             -------------    -------------    -------------    -------------
  Total investment income                          180,825          288,088          893,749        1,049,486
                                             -------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fees                            86,271          102,228          499,493           75,915
Distribution and service fees:
  Class S                                               --           25,425               75               --
Transfer agent fees
  Class R                                            8,852            3,591           27,950            7,524
  Class S                                               --           10,432               18               --
Administrative and service fees                     11,503           13,630           49,949           10,122
Custodian and fund accounting fees                  33,455           14,244          104,074           17,815
Shareholder reporting expense                       20,982            5,628           37,437            5,543
Registration fees                                       17                9            1,033               13
Professional fees                                   25,662           11,991           46,995           29,127
Trustee fees                                         2,063              541           11,221              930
Insurance expense                                      245              246            7,310              207
Miscellaneous expense                                1,399              582            2,925              631
                                             -------------    -------------    -------------    -------------
  Total expenses                                   190,449          188,547          788,480          147,827
                                             -------------    -------------    -------------    -------------
Less:
  Net waived and reimbursed fees                    86,601           45,577          287,805           66,634
                                             -------------    -------------    -------------    -------------
  Net expenses                                     103,848          142,970          500,675           81,193
                                             -------------    -------------    -------------    -------------
Net investment income                               76,977          145,118          393,074          968,293
                                             -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on investments                (2,707,264)        (726,298)      (7,709,041)      (1,137,796)
Net realized loss on foreign currencies                 --               --          (22,000)              (6)
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                       (278,679)      (3,062,141)        (930,382)          62,289
                                             -------------    -------------    -------------    -------------
  Net realized and unrealized loss on
   investments and foreign currencies           (2,985,943)      (3,788,439)      (8,661,423)      (1,075,513)
                                             -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                  $  (2,908,966)   $  (3,643,321)   $  (8,268,349)   $    (107,220)
                                             =============    =============    =============    =============
* Foreign taxes                              $         845    $          --    $     104,257    $          --

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ING VP                            ING VP
                                                       GROWTH + VALUE                 GROWTH OPPORTUNITIES
                                                          PORTFOLIO                        PORTFOLIO
                                               ------------------------------    ------------------------------
                                                    YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED           ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    2002             2001             2002             2001
                                               -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment loss                            $    (131,493)   $    (279,027)   $     (86,543)   $     (29,783)
Net realized loss on investments                 (23,424,828)     (55,186,884)      (4,318,716)      (4,003,897)
Net change in unrealized appreciation
 (depreciation) of investments                   (11,472,047)      12,755,373         (983,883)         987,091
                                               -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
   operations                                    (35,028,368)     (42,710,538)      (5,389,142)      (3,046,589)
                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains from investments:
 Class R                                                  --         (296,420)              --               --
                                               -------------    -------------    -------------    -------------
  Total distributions                                     --         (296,420)              --               --
                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  16,499,812       43,823,461       14,682,749       13,711,812
Shares resulting from dividend reinvestments              --          296,420               --               --
Cost of shares redeemed                          (26,629,292)     (34,110,493)      (6,801,716)      (4,428,344)
                                               -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions                                  (10,129,480)      10,009,388        7,881,033        9,283,468
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets            (45,157,848)     (32,997,570)       2,491,891        6,236,879
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of year                                 99,452,908      132,450,478       12,373,680        6,136,801
                                               -------------    -------------    -------------    -------------
End of year                                    $  54,295,060    $  99,452,908    $  14,865,571    $  12,373,680
                                               =============    =============    =============    =============
Accumulated net investment income at end
 of year                                       $          --    $          --    $          --    $          --
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                           ING VP                            ING VP
                                                    MIDCAP OPPORTUNITIES             SMALLCAP OPPORTUNITIES
                                                          PORTFOLIO                        PORTFOLIO
                                               ------------------------------    ------------------------------
                                                    YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED           ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    2002             2001             2002             2001
                                               -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment loss                            $     (29,157)   $     (10,166)   $    (865,262)   $    (655,228)
Net realized loss on investments                  (1,362,217)      (1,256,157)     (53,973,850)     (29,337,014)
Net change in unrealized appreciation
 (depreciation) of investments                      (443,368)         393,412       (8,612,173)      (9,567,139)
                                               -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
   operations                                     (1,834,742)        (872,911)     (63,451,285)     (39,559,381)
                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                  --             (381)              --               --
Net realized gains from investments:
 Class R                                                  --               --               --         (248,319)
 Class S                                                  --               --               --          (16,454)
                                               -------------    -------------    -------------    -------------
  Total distributions                                     --             (381)              --         (264,773)
                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   9,201,732        5,574,063       72,144,579       71,921,597
Shares resulting from dividend reinvestments              --              381               --          264,773
Cost of shares redeemed                           (4,570,452)      (2,215,396)     (31,028,615)     (44,860,295)
                                               -------------    -------------    -------------    -------------
  Net increase in net assets resulting from
   capital share transactions                      4,631,280        3,359,048       41,115,964       27,326,075
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets              2,796,538        2,485,756      (22,335,321)     (12,498,079)
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of year                                  4,480,956        1,995,200      119,016,232      131,514,311
                                               -------------    -------------    -------------    -------------
End of year                                    $   7,277,494    $   4,480,956    $  96,680,911    $ 119,016,232
                                               =============    =============    =============    =============
Accumulated net investment income at end
 of year                                       $          --    $          --    $          --    $          --
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                           ING VP
                                                      RESEARCH ENHANCED                      ING VP
                                                       INDEX PORTFOLIO                  MAGNACAP PORTFOLIO
                                               ------------------------------    ------------------------------
                                                    YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED           ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    2002             2001             2002             2001
                                               -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income                          $      76,977    $      99,324    $     145,118    $      41,621
Net realized loss on investments and futures
 contracts                                        (2,707,264)      (3,312,765)        (726,298)        (143,502)
Net change in unrealized appreciation
 (depreciation) of investments and futures
 contracts                                          (278,679)         379,081       (3,062,141)         (29,820)
                                               -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
   operations                                     (2,908,966)      (2,834,360)      (3,643,321)        (131,701)
                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                            (124,792)        (105,915)         (43,315)         (24,178)
 Class S                                                  --               --         (103,242)         (25,423)
                                               -------------    -------------    -------------    -------------
  Total distributions                               (124,792)        (105,915)        (146,557)         (49,601)
                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   2,290,223        2,736,105       18,749,038        7,882,757
Shares resulting from dividend reinvestments         124,792          105,915          146,557           49,601
Cost of shares redeemed                           (9,591,806)      (6,690,271)      (5,548,976)        (713,772)
                                               -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions                                   (7,176,791)      (3,848,251)      13,346,619        7,218,586
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets            (10,210,549)      (6,788,526)       9,556,741        7,037,284
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of year                                 17,533,151       24,321,677        8,154,802        1,117,518
                                               -------------    -------------    -------------    -------------
End of year                                    $   7,322,602    $  17,533,151    $  17,711,543    $   8,154,802
                                               =============    =============    =============    =============
Accumulated net investment income at end
 of year                                       $          --    $          --    $          --    $          --
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                          ING VP                            ING VP
                                               INTERNATIONAL VALUE PORTFOLIO       HIGH YIELD BOND PORTFOLIO
                                               ------------------------------    ------------------------------
                                                    YEAR             YEAR             YEAR             YEAR
                                                   ENDED             ENDED            ENDED           ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    2002             2001             2002             2001
                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income                          $     393,074    $     447,076    $     968,293    $   1,089,932
Net realized gain (loss) on investments and
 foreign currencies                               (7,731,041)         911,291       (1,137,802)      (2,075,679)
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                         (930,382)      (4,385,459)          62,289        1,145,110
                                               -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets
  resulting from operations                       (8,268,349)      (3,027,092)        (107,220)         159,363
                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                            (465,254)        (448,174)        (968,220)      (1,085,284)
 Class S                                                (260)              --               --               --
Net realized gains from investments:
 Class R                                                  --         (953,059)              --               --
                                               -------------    -------------    -------------    -------------
  Total distributions                               (465,514)      (1,401,233)        (968,220)      (1,085,284)
                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                 187,989,450       76,172,846        5,355,390       13,771,454
Shares resulting from dividend reinvestments         465,585        1,401,233        1,180,409          854,920
Cost of shares redeemed                         (148,859,996)     (66,738,442)      (6,160,592)     (13,881,222)
                                               -------------    -------------    -------------    -------------
 Net increase in net assets resulting from
  capital share transactions                      39,595,039       10,835,637          375,207          745,152
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets             30,861,176        6,407,312         (700,233)        (180,769)
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of year                                 33,222,702       26,815,390       10,461,384       10,642,153
                                               -------------    -------------    -------------    -------------
End of year                                    $  64,083,878    $  33,222,702    $   9,761,151    $  10,461,384
                                               =============    =============    =============    =============
Undistributed net investment income at end
 of year                                       $          --    $      17,565    $       5,380    $       5,313
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

ING VP GROWTH + VALUE PORTFOLIO                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           CLASS R
                                                     ---------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                      2002       2001       2000       1999       1998
                                                     -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year              $     15.75      22.90      30.04      18.76      15.85
 Income from investment operations:
 Net investment income (loss)                    $     (0.02)     (0.04)     (0.11)     (0.08)     (0.03)
 Net realized and unrealized gain (loss) on
 investments                                     $     (5.86)     (7.06)     (2.29)     17.74       3.09
 Total from investment operations                $     (5.88)     (7.10)     (2.40)     17.66       3.06
 Less distributions from:
 Net investment income                           $        --         --         --         --       0.01
 Net realized gain on investments                $        --       0.05       4.74       6.38       0.14
 Total distributions                             $        --       0.05       4.74       6.38       0.15
 Net asset value, end of year                    $      9.87      15.75      22.90      30.04      18.76
 TOTAL RETURN(1)                                 %    (37.33)    (30.99)     (9.78)     94.98      19.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                 $    54,295     99,453    132,450     89,911     41,593
 Ratio of expenses to average net assets after
 expense reimbursement(2)                        %      0.80       0.80       0.80       0.80       0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement                  %      1.18       1.17       0.93       0.97       1.02
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(2)                                %     (0.17)     (0.27)     (0.46)     (0.44)     (0.17)
 Portfolio turnover rate                         %       323        192        151        179        216

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        CLASS R
                                                       ----------------------------------------
                                                           YEAR          YEAR        PERIOD
                                                           ENDED         ENDED        ENDED
                                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                           2002          2001        2000(1)
                                                          -------       -------      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $        5.48          8.92        10.00
 Income from investment operations:
 Net investment income (loss)                       $       (0.02)        (0.02)        0.02
 Net realized and unrealized loss on investments    $       (1.71)        (3.42)       (1.08)
 Total from investment operations                   $       (1.73)        (3.44)       (1.06)
 Less distributions from:
 Net investment income                              $          --            --         0.02
 Total distributions                                $          --            --         0.02
 Net asset value, end of period                     $        3.75          5.48         8.92
 TOTAL RETURN(2)                                    %      (31.57)       (38.57)      (10.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       4,808         6,987        6,137
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                        %        0.90          0.90         0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                  %        1.34          1.82         2.19
 Ratio of net investment income (loss) to average
 net assets after expense reimbursement(3)(4)       %       (0.50)        (0.32)        0.52
 Portfolio turnover rate                            %         407           471          157

----------
(1)  The Portfolio commenced operations on May 3, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                       CLASS R
                                                       ----------------------------------------
                                                           YEAR          YEAR        PERIOD
                                                           ENDED         ENDED        ENDED
                                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                           2002          2001        2000(1)
                                                          -------       -------      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $        6.07          9.05        10.00
 Income from investment operations:
 Net investment income (loss)                       $       (0.02)        (0.01)        0.01
 Net realized and unrealized loss on investments    $       (1.55)        (2.97)       (0.95)
 Total from investment operations                   $       (1.57)        (2.98)       (0.94)
 Less distributions from:
 Net investment income                              $          --            --         0.01
 Total distributions                                $          --            --         0.01
 Net asset value, end of period                     $        4.50          6.07         9.05
 TOTAL RETURN(2)                                    %      (25.86)       (32.92)       (9.38)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       4,683         3,616        1,995
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                        %        0.88          0.90         0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                  %        1.53          2.66         5.76
 Ratio of net investment income (loss) to average
 net assets after expense reimbursement(3)(4)       %       (0.42)        (0.32)        0.40
 Portfolio turnover rate                            %         387           429          103

----------
(1)  The Portfolio commenced operations on May 5, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS R
                                                ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------
                                                 2002       2001       2000       1999       1998
                                                -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $     18.88      26.73      29.24      14.12      13.00
 Income from investment operations:
 Net investment income (loss)               $     (0.10)     (0.11)     (0.01)     (0.09)      0.39
 Net realized and unrealized gain (loss)
 on investments                             $     (8.14)     (7.69)      0.49      19.83       1.76
 Total from investment operations           $     (8.24)     (7.80)      0.48      19.74       2.15
 Less distributions from:
 Net investment income                      $        --         --         --         --       0.39
 Net realized gain on investments           $        --       0.05       2.99       4.62       0.64
 Total distributions                        $        --       0.05       2.99       4.62       1.03
 Net asset value, end of year               $     10.64      18.88      26.73      29.24      14.12
 TOTAL RETURN(1)                            %    (43.64)    (29.15)      1.09     141.03      17.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    64,767    103,273    131,514     71,532     24,053
 Ratio of expenses to average net assets
 after expense reimbursement(2)(3)          %      0.90       0.90       0.90       0.90       0.82
 Ratio of expenses to average net assets
 prior to expense reimbursement             %      1.23       1.15       0.98       1.09       1.14
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(3)                           %     (0.75)     (0.59)     (0.06)     (0.64)      3.00
 Portfolio turnover rate                    %       414        304        148        236        161

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) Effective November 9, 1998, the expense limit increased from 0.80% to 0.90%.
(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP RESEARCH ENHANCED INDEX PORTFOLIO                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS R
                                                ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------
                                                 2002       2001       2000      1999(2)     1998
                                                -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $      3.84       4.39       4.99       4.83       5.14
 Income from investment operations:
 Net investment income                      $      0.03       0.02       0.02       0.11       0.36
 Net realized and unrealized gain (loss)
 on investments                             $     (0.88)     (0.55)     (0.60)      0.16      (0.31)
 Total from investment operations           $     (0.85)     (0.53)     (0.58)      0.27       0.05
 Less distributions from:
 Net investment income                      $      0.05       0.02       0.02       0.11       0.36
 Total distributions                        $      0.05       0.02       0.02       0.11       0.36
 Net asset value, end of year               $      2.94       3.84       4.39       4.99       4.83
 TOTAL RETURN(1)                            %    (22.29)    (12.00)    (11.63)      5.79       1.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $     7,323     17,533     24,322     29,739     14,437
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)          %      0.90       0.90       0.90       0.89       0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement             %      1.66       1.62       1.18       1.26       1.29
 Ratio of net investment income to
 average net assets after expense
 reimbursement(4)                           %      0.67       0.49       0.42       1.89       7.53
 Portfolio turnover rate                    %       167         98         49        123         93

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) Portfolio commenced operations as Northstar Multi-Sector Bond Portfolio. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective.
(3)  Effective April 30, 1999, the expense limit increased from 0.80% to 0.90%.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS R
                                                                -----------------------------------
                                                                 YEAR          YEAR         PERIOD
                                                                 ENDED         ENDED         ENDED
                                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                 2002          2001         2000(1)
                                                                -------       -------       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $      8.93         10.11         10.00
 Income from investment operations:
 Net investment income                                      $      0.08          0.11          0.05
 Net realized and unrealized gain (loss) on investments     $     (2.11)        (1.17)         0.11
 Total from investment operations                           $     (2.03)        (1.06)         0.16
 Less distributions from:
 Net investment income                                      $      0.08          0.12          0.05
 Total distributions                                        $      0.08          0.12          0.05
 Net asset value, end of period                             $      6.82          8.93         10.11
 TOTAL RETURN(2)                                            %    (22.76)       (10.44)         1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $     4,868         2,301         1,118
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                        %      0.90          0.90          0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                           %      1.20          2.22          7.90
 Ratio of net investment income to average net assets
 after expense reimbursement(3)(4)                          %      1.22          1.27          1.45
 Portfolio turnover rate                                    %        47            72            28

----------
(1)  The Portfolio commenced operations on May 8, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R
                                                ----------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                 2002      2001      2000      1999      1998
                                                ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $    10.27     12.19     14.77     11.08     10.10
 Income from investment operations:
 Net investment income                      $     0.08      0.17      0.24      0.22      0.21
 Net realized and unrealized gain (loss)
 on investments                             $    (1.66)    (1.58)     0.12      5.23      1.49
 Total from investment operations           $    (1.58)    (1.41)     0.36      5.45      1.70
 Less distributions from:
 Net investment income                      $     0.09      0.18      0.27      0.24      0.22
 Net realized gain on investments           $       --      0.33      2.67      1.52      0.50
 Total distributions                        $     0.09      0.51      2.94      1.76      0.72
 Net asset value, end of year               $     8.60     10.27     12.19     14.77     11.08
 TOTAL RETURN(1)                            %   (15.46)   (11.58)     3.18     50.18     16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $   64,042    33,223    26,815    24,051    13,764
 Ratio of expenses to average net assets
 after expense reimbursement(2)(3)          %     1.00      1.00      1.00      1.00      0.84
 Ratio of expenses to average net assets
 prior to expense reimbursement             %     1.58      1.53      1.44      1.52      1.68
 Ratio of net investment income to
 average net assets after expense
 reimbursement(3)                           %     0.79      1.57      1.83      1.69      1.90
 Portfolio turnover rate                    %      164        24        69        84        30

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) Effective November 9, 1998, the expense limit increased from 0.80% to 1.00%.
(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R
                                                ----------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                 2002      2001      2000      1999      1998
                                                ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $     3.16      3.45      4.30      4.87      5.30
 Income from investment operations:
 Net investment income                      $     0.35      0.26      0.40      0.44      0.42
 Net realized and unrealized gain (loss)
 on investments                             $    (0.33)    (0.29)    (0.85)    (0.57)    (0.42)
 Total from investment operations           $     0.02     (0.03)    (0.45)    (0.13)       --
 Less distributions from:
 Net investment income                      $     0.35      0.26      0.40      0.44      0.42
 Net realized gain on investments           $       --        --        --        --      0.01
 Total distributions                        $     0.35      0.26      0.40      0.44      0.43
 Net asset value, end of year               $     2.83      3.16      3.45      4.30      4.87
 TOTAL RETURN(1)                            %     0.46     (1.05)   (11.17)    (2.98)    (0.12)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    9,761    10,461    10,642    16,442    21,320
 Ratio of expenses to average net assets
 after expense reimbursement(2)             %     0.80      0.80      0.80      0.80      0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement             %     1.46      1.28      1.13      1.11      1.23
 Ratio of net investment income to
 average net assets after expense
 reimbursement(2)                           %     9.57      9.76      9.53      9.19      8.92
 Portfolio turnover rate                    %       77       109       140        85       135

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class R shares along with their respective investment objectives, are set forth below.

ING VP GROWTH + VALUE PORTFOLIO ("GROWTH + VALUE PORTFOLIO") is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP GROWTH OPPORTUNITIES PORTFOLIO ("GROWTH OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO ("MIDCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO ("SMALLCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP RESEARCH ENHANCED INDEX PORTFOLIO ("RESEARCH ENHANCED INDEX PORTFOLIO") is a diversified portfolio whose investment objective is capital appreciation by investing primarily in large companies that make up the S&P 500 Index.

ING VP MAGNACAP PORTFOLIO ("MAGNACAP PORTFOLIO") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP INTERNATIONAL VALUE PORTFOLIO ("INTERNATIONAL VALUE PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

ING VP HIGH YIELD BOND PORTFOLIO ("HIGH YIELD BOND PORTFOLIO") is a diversified portfolio whose investment objective is to seek high income consistent with the preservation of capital by investing primarily in a diversified group of high yield-high risk fixed income securities, convertible securities, securities issued by U.S.companies in foreign currencies, and securities issued by foreign governments and companies.

Each Portfolio offers Class R shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National

--------------------------------------------------------------------------------

     Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities-at the exchange rates prevailing at the end of the day.
     (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts

--------------------------------------------------------------------------------

     to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-date. Dividends from net investment income are declared and paid quarterly by the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio, MagnaCap Portfolio and the International Value Portfolio; and declared daily and paid quarterly by the High Yield Bond Portfolio. Each portfolio pays dividends and capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Under an agreement with Brown Brothers Harriman ("BBH"), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. It has the

--------------------------------------------------------------------------------

     option to temporarily loan up to 33 1/3% of its total assets in exchange for a negotiated lenders fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Portfolio. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected on the Statement of Assets and Liabilities as Other Assets. The cash collateral received as of December 31, 2002 is $1,428,715. The cash collateral received is invested in Brown Brothers Investment Trust. BBH is investing cash collateral, on behalf of the ING Funds participating in the BBH Securities Lending Program, in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. At December 31, 2002, the International Value Portfolio had securities on loan with a total market value of $1,366,209.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, the cost of purchases and sales of securities, excluding short-term and U.S. government securities, were as follows:

                                                   PURCHASES           SALES
                                                  ------------      ------------
Growth + Value Portfolio                          $227,738,989      $237,773,148
Growth Opportunities Portfolio                      61,168,918        52,394,758
MidCap Opportunities Portfolio                      25,544,992        21,390,957
SmallCap Opportunities Portfolio                   470,488,964       429,474,151
Research Enhanced Index Portfolio                   17,602,260        25,119,954
MagnaCap Portfolio                                  19,203,738         5,728,364
International Value Portfolio                      110,534,319        73,420,342
High Yield Bond Portfolio                            6,937,735         7,364,684

--------------------------------------------------------------------------------

U.S. Government Securities not included above were as follows:

                                                     PURCHASES          SALES
                                                     ----------       ----------
Growth + Value Portfolio                             $       --       $       --
Growth Opportunities Portfolio                               --               --
MidCap Opportunities Portfolio                               --               --
SmallCap Opportunities Portfolio                             --               --
Research Enhanced Index Portfolio                     1,201,453        1,225,669
MagnaCap Portfolio                                           --               --
International Value Portfolio                                --               --
High Yield Bond Portfolio                                    --               --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager", formerly ING Pilgrim Investments, LLC), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio, MagnaCap Portfolio and High Yield Bond Portfolio. The Manager receives an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets from the International Value Portfolio.

The Manager has engaged Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, to serve as subadviser to the Growth + Value Portfolio.

The Manager has engaged Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, to serve as subadviser to the International Value Portfolio.

The Manager has engaged Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of ING Groep N.V., to serve as subadviser to the Research Enhanced Index Portfolio.

Pursuant to the Administrative Services Agreement ING Funds Services, LLC ("IFS", formerly ING Pilgrim Group, LLC) acts as administrator and provides certain administrative and shareholder services necessary for Portfolios operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of its average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Class S shares of each Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby ING Funds Distributor, LLC. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Portfolios for expenses incurred in the distribution of each Portfolios' shares ("Distribution Fees"). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Portfolios' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Portfolio pays the Distributor a Distribution Fee of 0.25% of average daily net assets attributable to its Class S shares.

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2002 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                    ACCRUED
                                     ACCRUED                      SHAREHOLDER
                                   INVESTMENT       ACCRUED      SERVICES AND
                                   MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                                      FEES           FEES            FEES        TOTAL
                                    --------       --------        --------     --------
Growth + Value Portfolio            $ 36,097       $  4,813        $     --     $ 40,910
Growth Opportunities Portfolio         9,698          1,293           1,765       12,756
MidCap Opportunities Portfolio         4,635            618             420        5,673
SmallCap Opportunities Portfolio      63,811          9,155           5,502       78,468
Research Enhanced Index Portfolio      4,843            646              --        5,489
MagnaCap Portfolio                    11,290          1,505           2,166       14,961
International Value Portfolio         54,097          5,410               6       59,513
High Yield Bond Portfolio              6,156            821              --        6,977

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

For Class R shares, the Manager has voluntarily agreed to limit the expenses of the Growth + Value Portfolio and High Yield Bond Portfolio to 0.80% of the average daily net assets and to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Investment Manager will at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of December 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Growth + Value Portfolio              $847,476
Growth Opportunities Portfolio         171,363
MidCap Opportunities Portfolio         123,207
SmallCap Opportunities Portfolio       757,923
Research Enhanced Index Portfolio      306,109
MagnaCap Portfolio                      99,626
International Value Portfolio          551,627
High Yield Bond Portfolio              164,526

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At December 31, 2002 the Portfolios did not have any loans outstanding.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                              CLASS R
                                                   ----------------------------
                                                    YEAR ENDED      YEAR ENDED
                                                   DECEMBER 31,    DECEMBER 31,
                                                       2002            2001
                                                   ------------    ------------
GROWTH + VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           1,229,421       2,552,220
Shares issued as reinvestment of dividends                   --          21,158
Shares redeemed                                      (2,041,652)     (2,043,527)
                                                   ------------    ------------
Net increase (decrease) in shares outstanding          (812,231)        529,851
                                                   ============    ============
GROWTH + VALUE PORTFOLIO ($)
Shares sold                                        $ 16,499,812    $ 43,823,461
Shares issued as reinvestment of dividends                   --         296,420
Shares redeemed                                     (26,629,292)    (34,110,493)
                                                   ------------    ------------
Net increase (decrease)                            $(10,129,480)   $ 10,009,388
                                                   ============    ============

                                                             CLASS R                         CLASS S
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2002            2001            2002           2001(1)
                                                   ------------    ------------    ------------    ------------
GROWTH OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                             977,706         993,011       2,263,413       1,265,321
Shares redeemed                                        (972,913)       (404,985)       (568,100)       (285,001)
                                                   ------------    ------------    ------------    ------------
Net increase in shares outstanding                        4,793         588,026       1,695,313         980,320
                                                   ============    ============    ============    ============
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                                        $  4,398,150    $  6,419,382    $ 10,284,599    $  7,292,430
Shares redeemed                                      (4,345,599)     (2,709,308)     (2,456,117)     (1,719,036)
                                                   ------------    ------------    ------------    ------------
Net increase                                       $     52,551    $  3,710,074    $  7,828,482    $  5,573,394
                                                   ============    ============    ============    ============

----------
(1)  Class S commenced offering of shares on May 3, 2001.

                                                             CLASS R                         CLASS S
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2002            2001            2002          2001(1)
                                                   ------------    ------------    ------------    ------------
MIDCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           1,222,684         561,336         543,064         311,365
Shares issued as reinvestment of dividends                   --              59              --              --
Shares redeemed                                        (777,906)       (185,530)       (105,581)       (168,202)
                                                   ------------    ------------    ------------    ------------
Net increase in shares outstanding                      444,778         375,865         437,483         143,163
                                                   ============    ============    ============    ============
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                        $  6,387,138    $  3,711,327    $  2,814,594    $  1,862,736
Shares issued as reinvestment of dividends                   --             381              --              --
Shares redeemed                                      (4,046,935)     (1,218,251)       (523,517)       (997,145)
                                                   ------------    ------------    ------------    ------------
Net increase                                       $  2,340,203    $  2,493,457    $  2,291,077    $    865,591
                                                   ============    ============    ============    ============

----------
(1)  Class S commenced offering of shares on May 7, 2001.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                              CLASS R                        CLASS S
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2002            2001            2002           2001(1)
                                                   ------------    ------------    ------------    ------------
SMALLCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           2,706,339       2,451,404       2,373,133       1,149,053
Shares issued as reinvestment of dividends                   --          15,338              --           1,017
Shares redeemed                                      (2,091,191)     (1,916,552)       (199,602)       (315,388)
                                                   ------------    ------------    ------------    ------------
Net increase in shares outstanding                      615,148         550,190       2,173,531         834,682
                                                   ============    ============    ============    ============
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                        $ 38,988,490    $ 49,377,479    $ 33,156,089    $ 22,544,118
Shares issued as reinvestment of dividends                   --         248,319              --          16,454
Shares redeemed                                     (28,480,974)    (38,757,211)     (2,547,641)     (6,103,084)
                                                   ------------    ------------    ------------    ------------
Net increase                                       $ 10,507,516    $ 10,868,587    $ 30,608,448    $ 16,457,488
                                                   ============    ============    ============    ============

----------
(1)  Class S commenced offering of shares on May 3, 2001.

                                                             CLASS R
                                                   ----------------------------
                                                    YEAR ENDED      YEAR ENDED
                                                   DECEMBER 31,    DECEMBER 31,
                                                       2002            2001
                                                   ------------    ------------
RESEARCH ENHANCED INDEX PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                             640,958         694,444
Shares issued as reinvestment of dividends               40,334          27,866
Shares redeemed                                      (2,752,910)     (1,697,251)
                                                   ------------    ------------
Net decrease in shares outstanding                   (2,071,618)       (974,941)
                                                   ============    ============
RESEARCH ENHANCED INDEX PORTFOLIO ($)
Shares sold                                        $  2,290,223    $  2,736,105
Shares issued as reinvestment of dividends              124,792         105,915
Shares redeemed                                      (9,591,806)     (6,690,271)
                                                   ------------    ------------
Net decrease                                       $ (7,176,791)   $ (3,848,251)
                                                   ============    ============

                                                             CLASS R                         CLASS S
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER, 31    DECEMBER 31,    DECEMBER 31,
                                                       2002            2001            2002          2001(1)
                                                   ------------    ------------    ------------    ------------
MAGNACAP PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                             638,924         206,930       1,710,812         667,086
Shares issued as reinvestment of dividends                5,974           2,776          14,128           2,964
Shares redeemed                                        (188,337)        (62,576)       (501,591)        (17,862)
                                                   ------------    ------------    ------------    ------------
Net increase in shares outstanding                      456,561         147,130       1,223,349         652,188
                                                   ============    ============    ============    ============
MAGNACAP PORTFOLIO ($)
Shares sold                                        $  5,037,591    $  1,906,554    $ 13,711,447    $  5,976,203
Shares issued as reinvestment of dividends               43,315          24,179         103,242          25,422
Shares redeemed                                      (1,521,013)       (553,215)     (4,027,963)       (160,557)
                                                   ------------    ------------    ------------    ------------
Net increase                                       $  3,559,893    $  1,377,518    $  9,786,726    $  5,841,068
                                                   ============    ============    ============    ============

----------
(1)  Class S commenced offering of shares on May 7, 2001.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            CLASS R                   CLASS S
                                                 ------------------------------    -------------
                                                  YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                     2002             2001            2002(1)
                                                 -------------    -------------    -------------
INTERNATIONAL VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                         19,907,274        7,134,980            4,895
Shares issued as reinvestment of dividends              47,712          135,154               27
Shares redeemed                                    (15,740,348)      (6,234,793)            (105)
                                                 -------------    -------------    -------------
Net increase in shares outstanding                   4,214,638        1,035,341            4,817
                                                 =============    =============    =============
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                      $ 187,936,843    $  76,172,846    $      52,607
Shares issued as reinvestment of dividends             465,325        1,401,233              260
Shares redeemed                                   (148,859,082)     (66,738,442)            (914)
                                                 -------------    -------------    -------------
Net increase                                     $  39,543,086    $  10,835,637    $      51,953
                                                 =============    =============    =============

----------
(1)  Class S commenced offering shares on March 19, 2002.

                                                            CLASS R
                                                 ------------------------------
                                                  YEAR ENDED        YEAR ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                                     2002              2001
                                                 -------------    -------------
HIGH YIELD BOND PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                          1,819,421        4,032,831
Shares issued as reinvestment of dividends             397,211          261,724
Shares redeemed                                     (2,085,589)      (4,065,660)
                                                 -------------    -------------
Net increase in shares outstanding                     131,043          228,895
                                                 =============    =============
HIGH YIELD BOND PORTFOLIO ($)
Shares sold                                      $   5,355,390    $  13,771,454
Shares issued as reinvestment of dividends           1,180,409          854,920
Shares redeemed                                     (6,160,592)     (13,881,222)
                                                 -------------    -------------
Net increase                                     $     375,207    $     745,152
                                                 =============    =============

NOTE 10 -- CREDIT RISK AND DEFAULTED SECURITIES

Although the Portfolios each have a diversified portfolio, the High Yield Bond Portfolio had 16% of its portfolio invested in lower rated and comparable quality unrated high yield securities at December 31, 2002. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 2002, the High Yield Bond Portfolio held two securities in default, SA Telecommunications, Inc. and Adelphia Communications. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 11 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid were $845 and $104,257 by Research Enhanced Index Portfolio and International Value Portfolio, respectively.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

--------------------------------------------------------------------------------

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for year ended December 31, 2002 were as follow:

                                       ORDINARY       LONG-TERM       TAX RETURN
                                        INCOME      CAPITAL GAINS     OF CAPITAL
                                       --------     -------------     ----------
Growth + Value Portfolio               $     --       $     --         $     --
Growth Opportunities Portfolio               --             --               --
MidCap Opportunities Portfolio               --             --               --
SmallCap Opportunities Portfolio             --             --               --
Research Enhanced Index Portfolio       124,792             --               --
MagnaCap Portfolio                      146,557             --               --
International Value Portfolio           465,514             --               --
High Yield Bond Portfolio               968,220             --               --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002:

                                                                            ACCUMULATED NET
                                     PAID-IN         UNDISTRIBUTED NET      REALIZED GAINS
                                     CAPITAL     INVESTMENT INCOME (LOSS)   ON INVESTMENTS
                                    ---------    ------------------------   --------------
Growth + Value Portfolio            $(131,948)          $ 131,493              $    455
Growth Opportunities Portfolio        (86,543)             86,543                    --
MidCap Opportunities Portfolio        (29,157)             29,157                    --
SmallCap Opportunities Portfolio     (865,262)            865,262                    --
Research Enhanced Index Portfolio     (48,023)             47,815                   208
MagnaCap Portfolio                     (1,439)              1,439                    --
International Value Portfolio        (105,111)             54,875                50,236
High Yield Bond Portfolio                  --                  (6)                    6

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                                                      EXPIRATION
                                                    AMOUNT               DATES
                                                 -----------           ---------
Growth + Value Portfolio                         $89,583,559           2009-2011
Growth Opportunities Portfolio                     9,235,672           2009-2010
MidCap Opportunities Portfolio                     2,768,100           2009-2010
SmallCap Opportunities Portfolio                  89,425,663           2009-2011
Research Enhanced Index Portfolio                  6,877,647           2006-2011
MagnaCap Portfolio                                   896,162           2009-2010
International Value Portfolio                      7,693,903           2009-2011
High Yield Bond Portfolio                          7,370,107           2006-2010

--------------------------------------------------------------------------------

The following represents the tax-basis components of distributable earnings as of December 31, 2002:

                                                   UNDISTRIBUTED                                  CAPITAL
                                   UNDISTRIBUTED     LONG-TERM             UNREALIZED              LOSS
                                  ORDINARY INCOME  CAPITAL GAINS   APPRECIATION/DEPRECIATION   CARRYFORWARDS
                                  ---------------  -------------   -------------------------   -------------
Growth + Value Portfolio            $         --    $         --         $    699,981          $(89,583,559)
Growth Opportunities Portfolio                --              --             (173,409)           (9,235,672)
MidCap Opportunities Portfolio                --              --              (94,519)           (2,768,100)
SmallCap Opportunities Portfolio              --              --            1,623,624           (89,425,663)
Research Enhanced Index Portfolio             --              --           (1,702,488)           (6,877,647)
MagnaCap Portfolio                            --              --           (3,075,990)             (896,162)
International Value Portfolio              2,566              --           (3,329,945)           (7,693,903)
High Yield Bond Portfolio                 36,348              --             (667,390)           (7,370,107)

ING VP
Growth + Value
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 86.46%
                    APPAREL: 4.32%
    30,300     @    Coach, Inc.                                     $   997,476
    30,400     @    Columbia Sportswear Co.                           1,350,368
                                                                    -----------
                                                                      2,347,844
                                                                    -----------
                    BANKS: 2.54%
    32,500          UCBH Holdings, Inc.                               1,379,625
                                                                    -----------
                                                                      1,379,625
                                                                    -----------
                    COMMERCIAL SERVICES: 5.78%
    21,200     @    Apollo Group, Inc.                                  932,800
    22,500     @    Corinthian Colleges, Inc.                           851,850
    33,700     @    FTI Consulting, Inc.                              1,353,055
                                                                    -----------
                                                                      3,137,705
                                                                    -----------
                    COMPUTERS: 9.48%
    25,400     @    Cognizant Technology Solutions Corp.              1,834,642
    17,800     @    Imation Corp.                                       624,424
    50,300     @    Intergraph Corp.                                    893,328
   120,300     @    Neoware Systems, Inc.                             1,793,673
                                                                    -----------
                                                                      5,146,067
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 2.21%
    43,000     @    Energizer Holdings, Inc.                          1,199,700
                                                                    -----------
                                                                      1,199,700
                                                                    -----------
                    ELECTRONICS: 2.10%
    38,300     @    Dionex Corp.                                      1,137,893
                                                                    -----------
                                                                      1,137,893
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 1.51%
    33,900     @    Steris Corp.                                        822,075
                                                                    -----------
                                                                        822,075
                                                                    -----------
                    HOME FURNISHINGS: 3.45%
    31,500          Harman Intl. Industries, Inc.                     1,874,250
                                                                    -----------
                                                                      1,874,250
                                                                    -----------
                    HOUSEHOLD PRODUCTS/WARES: 1.35%
    33,200          Wallace Computer Services, Inc.                     733,491
                                                                    -----------
                                                                        733,491
                                                                    -----------
                    INTERNET: 12.09%
    78,500     @    Amazon.Com, Inc.                                  1,482,865
    64,800     @    eSpeed, Inc.                                      1,097,777
    41,300     @    j2 Global Communications, Inc.                      786,352
    28,700     @    Symantec Corp.                                    1,162,637
   127,600     @    United Online, Inc.                               2,034,071
                                                                    -----------
                                                                      6,563,702
                                                                    -----------
                    LEISURE TIME: 4.75%
    22,400     @    Hotels.com                                        1,223,712
    39,300          Thor Industries, Inc.                             1,353,099
                                                                    -----------
                                                                      2,576,811
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 1.72%
    16,300     @    Zebra Technologies Corp.                            933,990
                                                                    -----------
                                                                        933,990
                                                                    -----------
                    MEDIA: 5.55%
    89,900          Belo Corp.                                        1,916,668
    26,700          Meredith Corp.                                    1,097,637
                                                                    -----------
                                                                      3,014,305
                                                                    -----------
                    METAL FABRICATE/HARDWARE: 2.64%
    94,000          Worthington Industries                            1,432,560
                                                                    -----------
                                                                      1,432,560
                                                                    -----------
                    OIL & GAS: 6.30%
    25,700     @    Patterson-UTI Energy, Inc.                          775,369
    42,900          Pogo Producing Co.                                1,598,025
    42,400          XTO Energy, Inc.                                  1,047,280
                                                                    -----------
                                                                      3,420,674
                                                                    -----------
                    PHARMACEUTICALS: 1.06%
    36,100     @    Medicines Co.                                       578,322
                                                                    -----------
                                                                        578,322
                                                                    -----------
                    REITS: 1.03%
    29,800          Annaly Mortgage
                    Management, Inc.                                    560,240
                                                                    -----------
                                                                        560,240
                                                                    -----------
                    RETAIL: 2.56%
    81,100     @    Petsmart, Inc.                                    1,389,243
                                                                    -----------
                                                                      1,389,243
                                                                    -----------
                    SEMICONDUCTORS: 2.68%
    79,800     @    Integrated Circuit Systems, Inc.                  1,456,350
                                                                    -----------
                                                                      1,456,350
                                                                    -----------
                    SOFTWARE: 11.69%
    49,500     @    IDX Systems Corp.                                   842,985
    36,900     @    Intuit, Inc.                                      1,731,348
   117,800     @    Pinnacle Systems, Inc.                            1,603,258
    26,200     @    Pixar, Inc.                                       1,388,338
    33,300     @    Take-Two Interactive Softwar                        782,217
                                                                    -----------
                                                                      6,348,146
                                                                    -----------
                    TELECOMMUNICATIONS: 1.65%
    61,400     @    Interdigital Communications Corp.                   893,984
                                                                    -----------
                                                                        893,984
                                                                    -----------
                    Total Common Stock (Cost $46,246,996)            46,946,977
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Growth + Value
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 11.18%
                    REPURCHASE AGREEMENT: 11.18%
$6,069,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $6,069,270 to be received
                      upon repurchase (Collateralized by $3,960,000
                      U.S. Treasury Bonds, 9.875% Market Value
                      $6,192,450 due 11/15/15)                      $ 6,069,000
                                                                    -----------
                    Total Short-Term Investments
                      (Cost $6,069,000)                               6,069,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $52,315,996)*                  97.64%   $53,015,977
                    OTHER ASSETS AND LIABILITIES-NET        2.36%     1,279,083
                                                          ------    -----------
                    NET ASSETS                            100.00%   $54,295,060
                                                          ======    ===========

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                   $ 2,843,521
                    Gross Unrealized Depreciation                    (2,143,540)
                                                                    -----------
                    Net Unrealized Appreciation                     $   699,981
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Growth
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.63%
                    AIRLINES: 1.71%
     6,500   @,@@   Ryanair Holdings PLC ADR                        $   254,540
                                                                    -----------
                                                                        254,540
                                                                    -----------
                    APPAREL: 4.25%
     9,900     @    Coach, Inc.                                         325,908
    12,300     @    Gymboree Corp.                                      195,078
     5,100     @    Polo Ralph Lauren Corp.                             110,976
                                                                    -----------
                                                                        631,962
                                                                    -----------
                    BIOTECHNOLOGY: 2.63%
    12,500     @    Exact Sciences Corp.                                135,375
     5,900     @    Genzyme Corp.-Genl Division                         174,463
     7,000     @    Telik, Inc.                                          81,620
                                                                    -----------
                                                                        391,458
                                                                    -----------
                    CHEMICALS: 0.89%
     2,800     @    Cabot Microelectronics Corp.                        132,160
                                                                    -----------
                                                                        132,160
                                                                    -----------
                    COMMERCIAL SERVICES: 2.13%
     6,400     @    University of Phoenix Online                        229,376
     1,900     @    Weight Watchers Intl., Inc.                          87,343
                                                                    -----------
                                                                        316,719
                                                                    -----------
                    COMPUTERS: 6.92%
     1,400     @    Affiliated Computer Services, Inc.                   73,710
     1,200     @    Cognizant Technology Solutions Corp.                 86,676
     3,900          Electronic Data Systems Corp.                        71,877
     9,200          Hewlett-Packard Co.                                 159,712
     3,300     @    Imation Corp.                                       115,764
     2,100          International Business Machines Corp.               162,750
     2,500     @    Lexmark Intl., Inc.                                 151,250
     7,400     @    NetScreen Technologies, Inc.                        124,616
     8,300     @    Network Appliance, Inc.                              83,000
                                                                    -----------
                                                                      1,029,355
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.96%
     2,100          Goldman Sachs Group, Inc.                           143,010
                                                                    -----------
                                                                        143,010
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.75%
     3,800     @    Wilson Greatbatch Technologies, Inc.                110,960
                                                                    -----------
                                                                        110,960
                                                                    -----------
                    ELECTRONICS: 2.99%
     4,300     @    Cymer, Inc.                                         138,675
     3,500          Parker Hannifin Corp.                               161,455
    17,600          Symbol Technologies, Inc.                           144,672
                                                                    -----------
                                                                        444,802
                                                                    -----------
                    ENTERTAINMENT: 1.84%
     3,600     @    International Game Technology                       273,312
                                                                    -----------
                                                                        273,312
                                                                    -----------
                    FOOD: 0.78%
     2,200     @    Whole Foods Market, Inc.                            116,006
                                                                    -----------
                                                                        116,006
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 3.31%
     7,800     @    Boston Scientific Corp.                             331,656
     2,800     @    St. Jude Medical, Inc.                              111,216
     1,200     @    Zimmer Holdings, Inc.                                49,824
                                                                    -----------
                                                                        492,696
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.96%
     8,100     @    Covance, Inc.                                       199,179
     3,200     @    Coventry Health Care, Inc.                           92,896
     3,700     @    Pediatrix Medical Group, Inc.                       148,222
                                                                    -----------
                                                                        440,297
                                                                    -----------
                    INSURANCE: 0.99%
     1,600    @@    RenaissanceRe Holdings Ltd.                          63,360
     2,100          WR Berkley Corp.                                     83,181
                                                                    -----------
                                                                        146,541
                                                                    -----------
                    INTERNET: 3.75%
     2,400     @    eBay, Inc.                                          162,768
       500     @    Expedia, Inc.                                        33,465
     2,800     @    Symantec Corp.                                      113,428
     5,600     @    United Online, Inc.                                  89,270
     9,700     @    Yahoo, Inc.                                         158,595
                                                                    -----------
                                                                        557,526
                                                                    -----------
                    LEISURE TIME: 0.92%
     2,500     @    Hotels.com                                          136,575
                                                                    -----------
                                                                        136,575
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.46%
     1,200     @    Zebra Technologies Corp.                             68,760
                                                                    -----------
                                                                         68,760
                                                                    -----------
                    MEDIA: 4.03%
     9,800     @    AOL Time Warner, Inc.                               128,380
    10,400     @    Cablevision Systems Corp.                           174,096
     5,300     @    COX Communications, Inc.                            150,520
     3,900     @    Westwood One, Inc.                                  145,704
                                                                    -----------
                                                                        598,700
                                                                    -----------
                    MINING: 0.80%
     4,100          Newmont Mining Corp.                                119,023
                                                                    -----------
                                                                        119,023
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 2.31%
       900          3M Co.                                              110,970
    13,600    @@    Tyco Intl. Ltd.                                     232,288
                                                                    -----------
                                                                        343,258
                                                                    -----------
                    OIL & GAS: 5.77%
     3,200   @,@@   Nabors Industries Ltd.                              112,864
     4,400   @,@@   Precision Drilling Corp.                            143,176
     5,200     @    Pride Intl., Inc.                                    77,480
     8,100          Valero Energy Corp.                                 299,214
     9,100          XTO Energy, Inc.                                    224,770
                                                                    -----------
                                                                        857,504
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Growth
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    OIL & GAS SERVICES: 2.80%
     3,000     @    Cooper Cameron Corp.                            $   149,460
     6,200          Halliburton Co.                                     116,002
     4,600     @    Smith Intl., Inc.                                   150,052
                                                                    -----------
                                                                        415,514
                                                                    -----------
                    PHARMACEUTICALS: 10.58%
     8,700     @    Amylin Pharmaceuticals, Inc.                        140,418
     5,200   @,@@   Biovail Corp.                                       137,332
     1,300     @    Cephalon, Inc.                                       63,268
     2,500          Eli Lilly & Co.                                     158,750
     1,200     @    Forest Laboratories, Inc.                           117,864
     3,200     @    Gilead Sciences, Inc.                               108,800
     4,300     @    Medimmune, Inc.                                     116,831
     3,300     @    Neurocrine Biosciences, Inc.                        150,678
     2,800     @    NPS Pharmaceuticals, Inc.                            70,476
     5,900     @    Scios, Inc.                                         192,222
     3,200   @,@@   Taro Pharmaceuticals Industries                     120,320
     6,900     @    Watson Pharmaceuticals, Inc.                        195,063
                                                                    -----------
                                                                      1,572,022
                                                                    -----------
                    RETAIL: 9.65%
     7,800     @    Chico's FAS, Inc.                                   147,498
    18,600          Gap, Inc.                                           288,672
     3,700     @    Linens 'N Things, Inc.                               83,620
     3,900          Nordstrom, Inc.                                      73,983
     9,900     @    Pacific Sunwear of California                       175,131
     6,500     @    Petsmart, Inc.                                      111,345
    17,400     @    Staples, Inc.                                       318,420
     6,200          TJX Cos., Inc.                                      121,024
     4,200     @    Williams-Sonoma, Inc.                               114,030
                                                                    -----------
                                                                      1,433,723
                                                                    -----------
                    SEMICONDUCTORS: 7.17%
    25,100     @    Altera Corp.                                        309,734
     4,100     @    Cree, Inc.                                           67,035
     3,200     @    Lam Research Corp.                                   34,560
     5,300          Linear Technology Corp.                             136,316
     4,900   @,@@   Marvell Technology Group Ltd.                        92,414
    25,100     @    Skyworks Solutions, Inc.                            216,362
    16,100     @    Teradyne, Inc.                                      209,461
                                                                    -----------
                                                                      1,065,882
                                                                    -----------
                    SOFTWARE: 6.76%
    11,900     @    Borland Software Corp.                              146,370
     5,800     @    Hyperion Solutions Corp.                            148,886
     2,700     @    Intuit, Inc.                                        126,684
     5,900     @    Mercury Interactive Corp.                           174,935
     9,600     @    Peoplesoft, Inc.                                    175,680
     7,300     @    Pinnacle Systems, Inc.                               99,353
     2,500     @    Pixar, Inc.                                         132,475
                                                                    -----------
                                                                      1,004,383
                                                                    -----------
                    TELECOMMUNICATIONS: 4.51%
    19,700     @    AT&T Wireless Services, Inc.                        111,305
    12,200     @    CIENA Corp.                                          62,708
     3,300     @    EchoStar Communications Corp.                        73,458
    24,000     @    Nextel Communications, Inc.                         277,200
     1,700     @    Utstarcom, Inc.                                      33,711
     2,900          Verizon Communications, Inc.                        112,375
                                                                    -----------
                                                                        670,757
                                                                    -----------
                    TOYS/GAMES/HOBBIES: 0.93%
     5,500     @    Leapfrog Enterprises, Inc.                          138,325
                                                                    -----------
                                                                        138,325
                                                                    -----------
                    TRANSPORTATION: 2.08%
     3,800     @    Arkansas Best Corp.                                  98,728
     1,900          Roadway Corp.                                        69,939
     5,600     @    Yellow Corp.                                        141,070
                                                                    -----------
                                                                        309,737
                                                                    -----------
                    Total Common Stock (Cost $14,114,285)            14,215,507
                                                                    -----------
MUTUAL FUNDS: 0.86%
                    EQUITY FUND: 0.86%
     5,800          Semiconductor HOLDRs Trust                          128,470
                                                                    -----------
                    Total Mutual Funds (Cost $163,884)                  128,470
                                                                    -----------
                    Total Long-Term Investments (Cost $14,278,169)   14,343,977
                                                                    -----------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.86%
                    REPURCHASE AGREEMENT: 3.86%
$  574,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $574,026 to be received
                      upon repurchase (Collateralized by $530,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $586,313 due 02/15/12)                        $   574,000
                                                                    -----------
                    Total Short-Term Investments (Cost $574,000)        574,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $14,852,169)*                 100.35%   $14,917,977
                    OTHER ASSETS AND LIABILITIES-NET       -0.35%       (52,406)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $14,865,571
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $15,091,386. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   546,734
                    Gross Unrealized Depreciation                      (720,143)
                                                                    -----------
                    Net Unrealized Depreciation                     $  (173,409)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.31%
                    AEROSPACE/DEFENSE: 1.00%
       750          Northrop Grumman Corp.                          $    72,750
                                                                    -----------
                                                                         72,750
                                                                    -----------
                    AIRLINES: 3.75%
     9,900          Delta Air Lines, Inc.                               119,790
     3,900   @,@@   Ryanair Holdings PLC ADR                            152,724
                                                                    -----------
                                                                        272,514
                                                                    -----------
                    APPAREL: 6.03%
     6,000     @    Coach, Inc.                                         197,520
     1,200     @    Columbia Sportswear Co.                              53,304
     2,600          Liz Claiborne, Inc.                                  77,090
     5,100     @    Polo Ralph Lauren Corp.                             110,976
                                                                    -----------
                                                                        438,890
                                                                    -----------
                    BIOTECHNOLOGY: 1.34%
     3,300     @    Genzyme Corp.-Genl Division                          97,581
                                                                    -----------
                                                                         97,581
                                                                    -----------
                    CHEMICALS: 0.91%
     1,400     @    Cabot Microelectronics Corp.                         66,080
                                                                    -----------
                                                                         66,080
                                                                    -----------
                    COMMERCIAL SERVICES: 3.50%
     6,200     @    University of Phoenix Online                        222,208
       700     @    Weight Watchers Intl., Inc.                          32,179
                                                                    -----------
                                                                        254,387
                                                                    -----------
                    COMPUTERS: 2.93%
       700     @    Affiliated Computer Services, Inc.                   36,855
     1,100     @    Lexmark Intl., Inc.                                  66,550
    11,000     @    Network Appliance, Inc.                             110,000
                                                                    -----------
                                                                        213,405
                                                                    -----------
                    ELECTRONICS: 3.68%
     3,600          Parker Hannifin Corp.                               166,068
    12,400          Symbol Technologies, Inc.                           101,928
                                                                    -----------
                                                                        267,996
                                                                    -----------
                    ENTERTAINMENT: 2.50%
     2,400     @    International Game Technology                       182,208
                                                                    -----------
                                                                        182,208
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 1.83%
    13,300     @    Allied Waste Industries, Inc.                       133,000
                                                                    -----------
                                                                        133,000
                                                                    -----------
                    FOOD: 1.30%
     1,800     @    Whole Foods Market, Inc.                             94,914
                                                                    -----------
                                                                         94,914
                                                                    -----------
                    HEALTHCARE-SERVICES: 0.44%
     1,100     @    Coventry Health Care, Inc.                           31,933
                                                                    -----------
                                                                         31,933
                                                                    -----------
                    INSURANCE: 3.40%
     1,000    @@    RenaissanceRe Holdings Ltd.                          39,600
     1,200          Safeco Corp.                                         41,604
     4,200          WR Berkley Corp.                                    166,362
                                                                    -----------
                                                                        247,566
                                                                    -----------
                    INTERNET: 4.01%
       300     @    Expedia, Inc.                                        20,079
     3,400     @    Symantec Corp.                                      137,734
     8,200     @    Yahoo, Inc.                                         134,070
                                                                    -----------
                                                                        291,883
                                                                    -----------
                    LEISURE TIME: 1.20%
     1,600     @    Hotels.com                                           87,408
                                                                    -----------
                                                                         87,408
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.94%
     1,200     @    Zebra Technologies Corp.                             68,760
                                                                    -----------
                                                                         68,760
                                                                    -----------
                    MEDIA: 5.95%
     9,100     @    Cablevision Systems Corp.                           152,334
     1,550          Scripps Co. (E.W.)                                  119,272
     4,000     @    Univision Communications, Inc.                       98,000
     1,700     @    Westwood One, Inc.                                   63,512
                                                                    -----------
                                                                        433,118
                                                                    -----------
                    OIL & GAS: 4.33%
     1,500   @,@@   Nabors Industries Ltd.                               52,905
     2,700     @    Pride Intl., Inc.                                    40,230
     4,000          Valero Energy Corp.                                 147,760
     3,000          XTO Energy, Inc.                                     74,100
                                                                    -----------
                                                                        314,995
                                                                    -----------
                    OIL & GAS SERVICES: 3.49%
     1,500     @    Cooper Cameron Corp.                                 74,730
     3,300          Halliburton Co.                                      61,743
     3,600     @    Smith Intl., Inc.                                   117,432
                                                                    -----------
                                                                        253,905
                                                                    -----------
                    PACKAGING & CONTAINERS: 0.97%
     4,600     @    Smurfit-Stone Container Corp.                        70,799
                                                                    -----------
                                                                         70,799
                                                                    -----------
                    PHARMACEUTICALS: 11.29%
     2,700   @,@@   Biovail Corp.                                        71,307
     5,000     @    Celgene Corp.                                       107,350
     2,200     @    Cephalon, Inc.                                      107,070
     4,200     @    Gilead Sciences, Inc.                               142,800
     2,000     @    Medimmune, Inc.                                      54,340
     4,600    @@    Teva Pharmaceutical Industries ADR                  177,606
     5,700     @    Watson Pharmaceuticals, Inc.                        161,139
                                                                    -----------
                                                                        821,612
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    RETAIL: 7.02%
     5,800     @    Chico's FAS, Inc.                               $   109,678
     2,100          Nordstrom, Inc.                                      39,837
     5,300          Pier 1 Imports, Inc.                                100,329
     4,300     @    Saks, Inc.                                           50,482
     8,700     @    Staples, Inc.                                       159,210
     1,900     @    Williams-Sonoma, Inc.                                51,585
                                                                    -----------
                                                                        511,121
                                                                    -----------
                    SEMICONDUCTORS: 7.66%
    13,800     @    Altera Corp.                                        170,292
     1,500     @    Lam Research Corp.                                   16,200
    17,300     @    LSI Logic Corp.                                      99,821
     5,400   @,@@   Marvell Technology Group Ltd.                       101,844
    13,000     @    Teradyne, Inc.                                      169,130
                                                                    -----------
                                                                        557,287
                                                                    -----------
                    SOFTWARE: 5.85%
     3,600     @    BMC Software, Inc.                                   61,596
     1,400     @    Intuit, Inc.                                         65,688
     2,900     @    Mercury Interactive Corp.                            85,985
     3,200     @    Peoplesoft, Inc.                                     58,560
     2,900     @    Pixar, Inc.                                         153,671
                                                                    -----------
                                                                        425,500
                                                                    -----------
                    TELECOMMUNICATIONS: 5.74%
     6,500     @    CIENA Corp.                                          33,410
     7,200     @    Comverse Technology, Inc.                            72,144
     3,200     @    EchoStar Communications Corp.                        71,232
    11,600     @    Nextel Communications, Inc.                         133,980
     5,400     @    Utstarcom, Inc.                                     107,082
                                                                    -----------
                                                                        417,848
                                                                    -----------
                    TRANSPORTATION: 2.25%
     1,500     @    SCS Transportation, Inc.                             14,865
     5,900     @    Yellow Corp.                                        148,627
                                                                    -----------
                                                                        163,492
                                                                    -----------
                    Total Common Stock (Cost $6,769,206)              6,790,952
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.98%
                    REPURCHASE AGREEMENT: 5.98%
$  435,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $435,019 to be received
                      upon repurchase (Collateralized by $405,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $448,031 due 02/15/12)                        $   435,000
                                                                    -----------
                    Total Short-Term Investments (Cost $435,000)        435,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $7,204,206)*                   99.29%   $ 7,225,952
                    OTHER ASSETS AND LIABILITIES-NET        0.71%        51,542
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 7,277,494
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $7,320,471. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   188,265
                    Gross Unrealized Depreciation                      (282,784)
                                                                    -----------
                    Net Unrealized Depreciation                     $   (94,519)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.49%
                    ADVERTISING: 1.37%
    43,300     @    Getty Images, Inc.                              $ 1,322,815
                                                                    -----------
                                                                      1,322,815
                                                                    -----------
                    AEROSPACE/DEFENSE: 1.02%
    27,000          Engineered Support Systems, Inc.                    989,820
                                                                    -----------
                                                                        989,820
                                                                    -----------
                    APPAREL: 4.22%
    32,400     @    Columbia Sportswear Co.                           1,439,208
   101,700     @    Gymboree Corp.                                    1,612,962
    38,600     @    Quiksilver, Inc.                                  1,029,076
                                                                    -----------
                                                                      4,081,246
                                                                    -----------
                    BIOTECHNOLOGY: 1.92%
    18,600     @    Affymetrix, Inc.                                    425,754
    38,400     @    ICOS Corp.                                          898,944
    45,600     @    Telik, Inc.                                         531,696
                                                                    -----------
                                                                      1,856,394
                                                                    -----------
                    COMPUTERS: 8.62%
    23,000     @    Cognizant Technology Solutions Corp.              1,661,290
    44,200     @    Hutchinson Technology, Inc.                         914,940
    38,600     @    Imation Corp.                                     1,354,088
    29,400     @    Kronos, Inc.                                      1,087,506
    55,300     @    Manhattan Associates, Inc.                        1,308,398
    78,000     @    NetScreen Technologies, Inc.                      1,313,520
    23,100     @    Pec Solutions, Inc.                                 690,690
                                                                    -----------
                                                                      8,330,432
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 2.17%
    11,500          Chicago Mercantile Exchange                         502,090
    73,800     @    Portfolio Recovery Associates, Inc.               1,346,924
    37,900     @    Providian Financial Corp.                           245,971
                                                                    -----------
                                                                      2,094,985
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.82%
    27,200     @    Wilson Greatbatch
                    Technologies, Inc.                                  794,240
                                                                    -----------
                                                                        794,240
                                                                    -----------
                    ELECTRONICS: 2.63%
    49,100     @    Cymer, Inc.                                       1,583,475
   116,600          Symbol Technologies, Inc.                           958,452
                                                                    -----------
                                                                      2,541,927
                                                                    -----------
                    ENTERTAINMENT: 2.88%
    92,700     @    Alliance Gaming Corp.                             1,578,681
    74,900     @    Macrovision Corp.                                 1,201,396
                                                                    -----------
                                                                      2,780,077
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 0.82%
    20,600     @    Waste Connections, Inc.                             795,366
                                                                    -----------
                                                                        795,366
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 3.06%
    10,900          Advanced Neuromodulation
                    Systems, Inc.                                       382,590
    86,800     @    Cepheid, Inc.                                       442,506
    27,600          Cooper Cos., Inc.                                   690,552
     5,000     @    Cyberonics                                           92,000
    57,100     @    Immucor, Inc.                                     1,156,275
    27,500     @    Novoste Corp.                                       198,550
                                                                    -----------
                                                                      2,962,473
                                                                    -----------
                    HEALTHCARE-SERVICES: 5.45%
    29,900     @    Centene Corp.                                     1,004,341
    50,500     @    Covance, Inc.                                     1,241,795
    21,100     @    Coventry Health Care, Inc.                          612,533
    16,200     @    Pacificare Health Systems                           455,220
    24,500     @    Pediatrix Medical Group, Inc.                       981,470
    60,800     @    VistaCare, Inc.                                     973,408
                                                                    -----------
                                                                      5,268,767
                                                                    -----------
                    INSURANCE: 1.01%
    37,100   @,@@   Platinum Underwriters
                    Holdings Ltd.                                       977,585
                                                                    -----------
                                                                        977,585
                                                                    -----------
                    INTERNET: 4.92%
    45,800     @    Checkfree Corp.                                     732,846
    92,900     @    Digital River, Inc.                               1,110,155
    90,100     @    Macromedia, Inc.                                    959,565
    59,000     @    United Online, Inc.                                 940,519
    47,300     @    Websense, Inc.                                    1,010,375
                                                                    -----------
                                                                      4,753,460
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 1.10%
    18,600     @    Zebra Technologies Corp.                          1,065,780
                                                                    -----------
                                                                      1,065,780
                                                                    -----------
                    MEDIA: 0.16%
    10,200     @    Cumulus Media, Inc.                                 151,674
                                                                    -----------
                                                                        151,674
                                                                    -----------
                    MINING: 1.16%
    98,500    @@    Glamis Gold Ltd.                                  1,116,990
                                                                    -----------
                                                                      1,116,990
                                                                    -----------
                    OIL & GAS: 3.21%
    11,400     @    Evergreen Resources, Inc.                           511,290
    23,400          Patina Oil & Gas Corp.                              740,610
    33,700   @,@@   Precision Drilling Corp.                          1,096,598
    34,000     @    Premcor, Inc.                                       755,820
                                                                    -----------
                                                                      3,104,318
                                                                    -----------
                    OIL & GAS SERVICES: 1.48%
    20,400     @    Hydril Co.                                          480,828
    31,000     @    National-Oilwell, Inc.                              677,040
    15,700     @    Varco Intl., Inc.                                   273,180
                                                                    -----------
                                                                      1,431,048
                                                                    -----------
                    PHARMACEUTICALS: 11.83%
    32,500     @    Accredo Health, Inc.                              1,145,625
    82,900     @    Amylin Pharmaceuticals, Inc.                      1,338,006
   126,700     @    BioMarin Pharmaceuticals, Inc.                      893,235
    76,200     @    First Horizon Pharmaceutical Corp.                  569,824
    66,300     @    Medicines Co.                                     1,062,126
    29,800     @    NBTY, Inc.                                          523,884
    28,500     @    Neurocrine Biosciences, Inc.                      1,301,310
    44,100     @    NPS Pharmaceuticals, Inc.                         1,109,997
    61,300     @    Scios, Inc.                                       1,997,154
    39,900   @,@@   Taro Pharmaceuticals Industries                   1,500,240
                                                                    -----------
                                                                     11,441,401
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    RETAIL: 11.12%
    17,400     @    California Pizza Kitchen, Inc.                  $   438,480
    77,000     @    Chico's FAS, Inc.                                 1,456,070
    17,800     @    Coldwater Creek, Inc.                               341,760
    28,400     @    Cosi, Inc.                                          157,904
    59,900     @    Dick's Sporting Goods, Inc.                       1,150,080
    41,400     @    HOT Topic, Inc.                                     947,232
        50     @    J Jill Group, Inc.                                      699
    20,400     @    JOS A Bank Clothiers, Inc.                          434,928
    43,200     @    Kirkland's, Inc.                                    488,160
    47,100     @    Linens 'N Things, Inc.                            1,064,460
    29,000     @    Men's Wearhouse, Inc.                               497,350
    93,600     @    Pacific Sunwear of California                     1,655,784
    38,200     @    Panera Bread Co.                                  1,329,742
    21,800     @    PF Chang's China Bistro, Inc.                       791,340
                                                                    -----------
                                                                     10,753,989
                                                                    -----------
                    SEMICONDUCTORS: 7.69%
    56,300     @    Artisan Components, Inc.                            868,709
    66,300     @    Asyst Technologies, Inc.                            487,305
    89,300     @    Cree, Inc.                                        1,460,055
    20,500     @    Lam Research Corp.                                  221,400
    77,400     @    Monolithic System Technology, Inc.                  934,992
    55,200   @,@@   O2Micro Intl. Ltd.                                  538,145
   120,800     @    Omnivision Technologies, Inc.                     1,639,256
   149,000          Skyworks Solutions, Inc.                          1,284,380
                                                                    -----------
                                                                      7,434,242
                                                                    -----------
                    SOFTWARE: 9.93%
    38,300     @    Altiris, Inc.                                       609,736
    53,700     @    Avid Technology, Inc.                             1,232,415
    76,600     @    Borland Software Corp.                              942,180
    64,000     @    Documentum, Inc.                                  1,002,240
    54,800     @    EPIQ Systems, Inc.                                  839,536
    61,600     @    Hyperion Solutions Corp.                          1,581,272
    30,200     @    IMPAC Medical Systems, Inc.                         559,304
    38,100     @    JD Edwards & Co.                                    429,768
    71,200     @    Packeteer, Inc.                                     488,432
   140,500     @    Pinnacle Systems, Inc.                            1,912,205
                                                                    -----------
                                                                      9,597,088
                                                                    -----------
                    TELECOMMUNICATIONS: 2.19%
    25,300     @    Adtran, Inc.                                        832,370
    77,100     @    Boston Communications Group                         979,941
    12,100     @    SafeNet, Inc.                                       306,735
                                                                    -----------
                                                                      2,119,046
                                                                    -----------
                    TOYS/GAMES/HOBBIES: 1.69%
    35,400     @    Leapfrog Enterprises, Inc.                          890,310
    83,200     @    Marvel Enterprises, Inc.                            747,136
                                                                    -----------
                                                                      1,637,446
                                                                    -----------
                    TRANSPORTATION: 1.02%
    17,800     @    Old Dominion Freight Line                           504,630
    13,100          Roadway Corp.                                       482,211
                                                                    -----------
                                                                        986,841
                                                                    -----------
                    Total Common Stock (Cost $85,829,837)            90,389,450
                                                                    -----------
MUTUAL FUNDS: 1.00%
                    EQUITY FUND: 1.00%
    24,200          iShares Russell 2000 Growth Index Fund              964,370
                                                                    -----------
                    Total Mutual Funds (Cost $970,655)                  964,370
                                                                    -----------
                    Total Long-Term Investments (Cost $86,800,492)   91,353,820
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.51%
                    REPURCHASE AGREEMENT: 4.51%
$4,360,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $4,360,194 to be received
                      upon repurchase (Collateralized by $3,005,000
                      U.S. Treasury Bonds, 8.500% Market Value
                      $4,453,972 due 02/15/20)                      $ 4,360,000
                                                                    -----------
                    Total Short-Term Investments (Cost $4,360,000)    4,360,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $91,160,492)*                  99.00%   $95,713,820
                    OTHER ASSETS AND LIABILITIES-NET        1.00%       967,091
                                                          ------    -----------
                    NET ASSETS                            100.00%   $96,680,911
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is $94,090,196. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                   $ 4,358,736
                    Gross Unrealized Depreciation                    (2,735,112)
                                                                    -----------
                    Net Unrealized Appreciation                     $ 1,623,624
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 100.80%
                    ADVERTISING: 0.08%
       430          Interpublic Group Cos., Inc.                    $     6,054
                                                                    -----------
                                                                          6,054
                                                                    -----------
                    AEROSPACE/DEFENSE: 1.97%
       910          Boeing Co.                                           30,021
       220          General Dynamics Corp.                               17,461
        70          Goodrich Corp.                                        1,282
       460          Lockheed Martin Corp.                                26,565
       182          Northrop Grumman Corp.                               17,702
       160          Raytheon Co.                                          4,920
       340          Rockwell Collins, Inc.                                7,908
       620          United Technologies Corp.                            38,403
                                                                    -----------
                                                                        144,262
                                                                    -----------
                    AGRICULTURE: 0.08%
       180          UST, Inc.                                             6,017
                                                                    -----------
                                                                          6,017
                                                                    -----------
                    APPAREL: 0.48%
       240     @    Jones Apparel Group, Inc.                             8,506
       200          Liz Claiborne, Inc.                                   5,930
       270          Nike, Inc.                                           12,007
       100     @    Reebok Intl. Ltd.                                     2,940
       170          VF Corp.                                              6,129
                                                                    -----------
                                                                         35,512
                                                                    -----------
                    AUTO MANUFACTURERS: 0.82%
     3,100          Ford Motor Co.                                       28,830
       610          General Motors Corp.                                 22,485
       190          Paccar, Inc.                                          8,765
                                                                    -----------
                                                                         60,080
                                                                    -----------
                    AUTO PARTS & EQUIPMENT: 0.23%
       120          Cooper Tire & Rubber Co.                              1,841
       210          Dana Corp.                                            2,470
       570          Delphi Corp.                                          4,588
       160          Goodyear Tire & Rubber Co.                            1,090
        90          Johnson Controls, Inc.                                7,215
                                                                    -----------
                                                                         17,204
                                                                    -----------
                    BANKS: 7.37%
       490          AmSouth BanCorp.                                      9,408
     1,990          Bank of America Corp.                               138,444
     1,190          Bank One Corp.                                       43,495
       200          BB&T Corp.                                            7,398
       189          Charter One Financial, Inc.                           5,430
       250          Comerica, Inc.                                       10,810
       150          First Tennessee National Corp.                        5,391
     1,110          FleetBoston Financial Corp.                          26,973
       250          Huntington Bancshares, Inc.                           4,677
       440          KeyCorp.                                             11,062
       240          Marshall & Ilsley Corp.                               6,571
       170          Mellon Financial Corp.                                4,439
       590          National City Corp.                                  16,119
       180          North Fork BanCorporation, Inc.                       6,073
       270          PNC Financial Services Group, Inc.                   11,313
       310          Regions Financial Corp.                              10,342
       360          SouthTrust Corp.                                      8,946
       300          State Street Corp.                                   11,700
       290          SunTrust Banks, Inc.                                 16,507
       120          Synovus Financial Corp.                               2,328
       350          Union Planters Corp.                                  9,849
     1,980          US BanCorp.                                          42,016
     1,380          Wachovia Corp.                                       50,287
     1,660          Wells Fargo & Co.                                    77,804
        60          Zions BanCorporation                                  2,361
                                                                    -----------
                                                                        539,743
                                                                    -----------
                    BEVERAGES: 3.26%
       830          Anheuser-Busch Cos., Inc.                            40,172
        60          Brown-Forman Corp.                                    3,922
     2,400          Coca-Cola Co.                                       105,168
       390          Coca-Cola Enterprises, Inc.                           8,471
        40          Coors (Adolph)                                        2,450
       260          Pepsi Bottling Group, Inc.                            6,682
     1,710          PepsiCo, Inc.                                        72,196
                                                                    -----------
                                                                        239,061
                                                                    -----------
                    BIOTECHNOLOGY: 0.97%
     1,301     @    Amgen, Inc.                                          62,890
        60     @    Biogen, Inc.                                          2,404
       160     @    Chiron Corp.                                          6,016
                                                                    -----------
                                                                         71,310
                                                                    -----------
                    BUILDING MATERIALS: 0.22%
        70     @    American Standard Cos., Inc.                          4,980
       530          Masco Corp.                                          11,156
                                                                    -----------
                                                                         16,136
                                                                    -----------
                    CHEMICALS: 1.51%
       240          Air Products & Chemicals, Inc.                       10,260
       110          Ashland, Inc.                                         3,138
     1,100          Du Pont EI de Nemours & Co.                          46,640
        70          Eastman Chemical Co.                                  2,574
       130          Ecolab, Inc.                                          6,435
       160          Engelhard Corp.                                       3,576
        90          Great Lakes Chemical Corp.                            2,149
        90          International Flavors & Fragrances, Inc.              3,159
       150          PPG Industries, Inc.                                  7,523
       180          Praxair, Inc.                                        10,399
       230          Rohm & Haas Co.                                       7,470
       130          Sherwin-Williams Co.                                  3,673
        70          Sigma-Aldrich Corp.                                   3,409
                                                                    -----------
                                                                        110,405
                                                                    -----------
                    COMMERCIAL SERVICES: 0.87%
       160     @    Apollo Group, Inc.                                    7,040
       490     @    Concord EFS, Inc.                                     7,713
       260     @    Convergys Corp.                                       3,939
        80          Deluxe Corp.                                          3,368
       130          Equifax, Inc.                                         3,008
       310          H&R Block, Inc.                                      12,462
       290          McKesson Corp.                                        7,839
       160          Moody's Corp.                                         6,606
       150          Paychex, Inc.                                         4,185
       230     @    Quintiles Transnational Corp.                         2,783
       310          Robert Half Intl., Inc.                               4,994
                                                                    -----------
                                                                         63,937
                                                                    -----------
                    COMPUTERS: 3.89%
       170          Computer Sciences Corp.                               5,857
     3,530     @    Dell Computer Corp.                                  94,392
     2,920          EMC Corp.-Mass                                       17,929

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
     4,173          Hewlett-Packard Co.                             $    72,443
       660          International Business Machines Corp.                51,150
       230     @    Lexmark Intl., Inc.                                  13,915
     2,600    @@    Seagate Technology, Inc.                                208
     3,530     @    Sun Microsystems, Inc.                               10,978
       380     @    Sungard Data Systems, Inc.                            8,953
       360          Unisys Corp.                                          3,564
       360     @    Veritas Software Corp.                                5,623
                                                                    -----------
                                                                        285,012
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 3.89%
        70          Alberto-Culver Co.                                    3,528
        90          Avon Products, Inc.                                   4,848
       530          Colgate-Palmolive Co.                                27,788
     1,320          Gillette Co.                                         40,075
       550          Kimberly-Clark Corp.                                 26,108
     2,120          Procter & Gamble Co.                                182,193
                                                                    -----------
                                                                        284,540
                                                                    -----------
                    DISTRIBUTION/WHOLESALE: 0.09%
       130          WW Grainger, Inc.                                     6,701
                                                                    -----------
                                                                          6,701
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 8.90%
     1,360          American Express Co.                                 48,076
       170          Bear Stearns Cos., Inc.                              10,098
       370          Capital One Financial Corp.                          10,996
       570          Charles Schwab Corp.                                  6,185
     5,170          Citigroup, Inc.                                     181,932
       180          Countrywide Financial Corp.                           9,297
     1,350          Fannie Mae                                           86,845
       280          Franklin Resources, Inc.                              9,542
     1,200          Freddie Mac                                          70,860
       190          Goldman Sachs Group, Inc.                            12,939
       450          Household Intl., Inc.                                12,514
     2,060          JP Morgan Chase & Co.                                49,440
       220          Lehman Brothers Holdings, Inc.                       11,724
     1,755          MBNA Corp.                                           33,380
       880          Merrill Lynch & Co., Inc.                            33,396
     1,120          Morgan Stanley                                       44,710
       660          Providian Financial Corp.                             4,283
       150          SLM Corp.                                            15,579
                                                                    -----------
                                                                        651,796
                                                                    -----------
                    ELECTRIC: 2.90%
       150          Ameren Corp.                                          6,235
       370          American Electric Power Co., Inc.                    10,112
       350          Centerpoint Energy, Inc.                              2,975
       170          Cinergy Corp.                                         5,732
       280          CMS Energy Corp.                                      2,643
       210          Consolidated Edison, Inc.                             8,992
       140          Constellation Energy Group, Inc.                      3,895
       310          Dominion Resources, Inc.                             17,019
       140          DTE Energy Co.                                        6,496
       900          Duke Energy Corp.                                    17,586
       440          Edison Intl.                                          5,214
       230          Entergy Corp.                                        10,486
       430          Exelon Corp.                                         22,691
       300          FirstEnergy Corp.                                     9,891
       180          FPL Group, Inc.                                      10,823
       190          NiSource, Inc.                                        3,800
       550     @    PG&E Corp.                                            7,645
       110          Pinnacle West Capital Corp.                           3,750
       220          PPL Corp.                                             7,630
       230          Progress Energy, Inc.                                 9,971
       200          Public Service Enterprise Group, Inc.                 6,420
       680          Southern Co.                                         19,305
       100          TECO Energy, Inc.                                     1,547
       370          TXU Corp.                                             6,912
       400          Xcel Energy, Inc.                                     4,400
                                                                    -----------
                                                                        212,170
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.41%
       360     @    American Power Conversion                             5,454
       400          Emerson Electric Co.                                 20,340
       190          Molex, Inc.                                           4,378
                                                                    -----------
                                                                         30,172
                                                                    -----------
                    ELECTRONICS: 0.37%
       380     @    Agilent Technologies, Inc.                            6,825
       230          Applera Corp. - Applied Biosystems Group              4,034
       240     @    Jabil Circuit, Inc.                                   4,301
       140          Parker Hannifin Corp.                                 6,458
       790     @    Sanmina-SCI Corp.                                     3,547
        80     @    Thermo Electron Corp.                                 1,610
                                                                    -----------
                                                                         26,775
                                                                    -----------
                    ENGINEERING & CONSTRUCTION: 0.04%
       100          Fluor Corp.                                           2,800
                                                                    -----------
                                                                          2,800
                                                                    -----------
                    ENTERTAINMENT: 0.10%
       100     @    International Game Technology                         7,592
                                                                    -----------
                                                                          7,592
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 0.21%
       150     @    Allied Waste Industries, Inc.                         1,500
       620          Waste Management, Inc.                               14,210
                                                                    -----------
                                                                         15,710
                                                                    -----------
                    FOOD: 1.67%
       430          Albertson's, Inc.                                     9,572
       685          Archer-Daniels-Midland Co.                            8,494
       360          Campbell Soup Co.                                     8,449
       510          ConAgra Foods, Inc.                                  12,755
       150          General Mills, Inc.                                   7,043
       130          Hershey Foods Corp.                                   8,767
       370          HJ Heinz Co.                                         12,163
       380          Kellogg Co.                                          13,024
       830     @    Kroger Co.                                           12,824
       820          Sara Lee Corp.                                       18,458
       160          Supervalu, Inc.                                       2,642
       220          Winn-Dixie Stores, Inc.                               3,362
        90          WM Wrigley Jr. Co.                                    4,939
                                                                    -----------
                                                                        122,492
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 0.53%
        50          Boise Cascade Corp.                                   1,261
       230          Georgia-Pacific Corp.                                 3,717
       520          International Paper Co.                              18,184
       130          MeadWestvaco Corp.                                    3,212
       200          Plum Creek Timber Co., Inc.                           4,720

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
        70          Temple-Inland, Inc.                             $     3,137
        90          Weyerhaeuser Co.                                      4,429
                                                                    -----------
                                                                         38,660
                                                                    -----------
                    GAS: 0.19%
       150          KeySpan Corp.                                         5,286
        50          Nicor, Inc.                                           1,701
        50          Peoples Energy Corp.                                  1,932
       220          Sempra Energy                                         5,203
                                                                    -----------
                                                                         14,122
                                                                    -----------
                    HAND/MACHINE TOOLS: 0.15%
       100          Black & Decker Corp.                                  4,289
       100          Snap-On, Inc.                                         2,811
       110          Stanley Works                                         3,804
                                                                    -----------
                                                                         10,904
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 3.24%
       450          Becton Dickinson & Co.                               13,810
       420     @    Boston Scientific Corp.                              17,858
        60          CR Bard, Inc.                                         3,480
       610     @    Guidant Corp.                                        18,818
     3,020          Johnson & Johnson                                   162,204
       190     @    St. Jude Medical, Inc.                                7,547
       200          Stryker Corp.                                        13,424
                                                                    -----------
                                                                        237,141
                                                                    -----------
                    HEALTHCARE-SERVICES: 1.70%
       310     A    Aetna, Inc.                                          12,747
       270     @    Anthem, Inc.                                         16,983
       550          HCA, Inc.                                            22,825
       250          Health Management Associates, Inc.                    4,475
       190     @    Humana, Inc.                                          1,900
       160     @    Manor Care, Inc.                                      2,978
       110     @    Quest Diagnostics                                     6,259
       485     @    Tenet Healthcare Corp.                                7,954
       340          UnitedHealth Group, Inc.                             28,390
       280     @    WellPoint Health Networks                            19,925
                                                                    -----------
                                                                        124,436
                                                                    -----------
                    HOME BUILDERS: 0.16%
       120          Centex Corp.                                          6,024
        90          KB Home                                               3,857
        40          Pulte Homes, Inc.                                     1,915
                                                                    -----------
                                                                         11,796
                                                                    -----------
                    HOME FURNISHINGS: 0.17%
       220          Leggett & Platt, Inc.                                 4,937
       100          Maytag Corp.                                          2,850
        90          Whirlpool Corp.                                       4,700
                                                                    -----------
                                                                         12,487
                                                                    -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.44%
       160          Avery Dennison Corp.                                  9,773
       360          Clorox Co.                                           14,850
       160          Fortune Brands, Inc.                                  7,442
                                                                    -----------
                                                                         32,065
                                                                    -----------
                    HOUSEWARES: 0.11%
       260          Newell Rubbermaid, Inc.                               7,886
                                                                    -----------
                                                                          7,886
                                                                    -----------
                    INSURANCE: 4.41%
       250    @@    ACE Ltd.                                              7,335
       490          Aflac, Inc.                                          14,759
       710          Allstate Corp.                                       26,263
       110          AMBAC Financial Group, Inc.                           6,186
     1,020          American Intl. Group                                 59,007
       330          AON Corp.                                             6,234
        70          Chubb Corp.                                           3,654
       250          Cigna Corp.                                          10,280
       150          Cincinnati Financial Corp.                            5,632
       250          Hartford Financial Services Group, Inc.              11,358
       150          Jefferson-Pilot Corp.                                 5,717
       250          John Hancock Financial Services, Inc.                 6,975
        70          Lincoln National Corp.                                2,211
       240          Loews Corp.                                          10,670
       550          Marsh & McLennan Cos., Inc.                          25,415
       130          MBIA, Inc.                                            5,702
       720          Metlife, Inc.                                        19,469
       120          MGIC Investment Corp.                                 4,956
       380          Principal Financial Group                            11,449
       300          Progressive Corp.                                    14,889
       540          Prudential Financial, Inc.                           17,140
       100          Safeco Corp.                                          3,467
        90          St. Paul Cos.                                         3,064
       130          Torchmark Corp.                                       4,749
     1,415     @    Travelers Property Casualty Corp.                    20,730
       230          UnumProvident Corp.                                   4,034
       150    @@    XL Capital Ltd.                                      11,587
                                                                    -----------
                                                                        322,932
                                                                    -----------
                    INTERNET: 0.25%
       120     @    eBay, Inc.                                            8,138
       630     @    Yahoo, Inc.                                          10,301
                                                                    -----------
                                                                         18,439
                                                                    -----------
                    IRON/STEEL: 0.05%
        90          Nucor Corp.                                           3,717
                                                                    -----------
                                                                          3,717
                                                                    -----------
                    LEISURE TIME: 0.22%
        70          Brunswick Corp.                                       1,390
       240          Carnival Corp.                                        5,988
       120          Harley-Davidson, Inc.                                 5,544
       160     @    Sabre Holdings Corp.                                  2,898
                                                                    -----------
                                                                         15,820
                                                                    -----------
                    LODGING: 0.19%
       150     @    Harrah's Entertainment, Inc.                          5,940
       240          Hilton Hotels Corp.                                   3,050
       210          Starwood Hotels & Resorts Worldwide, Inc.             4,985
                                                                    -----------
                                                                         13,975
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.26%
       230          Deere & Co.                                          10,546
       160          Dover Corp.                                           4,666
       190          Rockwell Automation, Inc.                             3,935
                                                                    -----------
                                                                         19,147
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    MEDIA: 3.15%
     1,810     @    AOL Time Warner, Inc.                           $    23,711
       660     @    Clear Channel Communications, Inc.                   24,611
       959     @    Comcast Corp.                                        22,604
       260          Gannett Co., Inc.                                    18,668
        90          Knight-Ridder, Inc.                                   5,693
       200          McGraw-Hill Cos., Inc.                               12,088
        40          Meredith Corp.                                        1,644
        60          New York Times Co.                                    2,744
       300          Tribune Co.                                          13,638
     1,780     @    Viacom, Inc.                                         72,553
     2,000          Walt Disney Co.                                      32,620
                                                                    -----------
                                                                        230,574
                                                                    -----------
                    MINING: 0.21%
        50     @    Freeport-McMoRan Copper & Gold, Inc.                    839
       390          Newmont Mining Corp.                                 11,322
       110     @    Phelps Dodge Corp.                                    3,481
                                                                    -----------
                                                                         15,642
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 5.66%
       400          3M Co.                                               49,320
       110          Cooper Industries Ltd.                                4,010
       100          Crane Co.                                             1,993
       160          Danaher Corp.                                        10,512
       390          Eastman Kodak Co.                                    13,666
       100          Eaton Corp.                                           7,811
    10,000          General Electric Co.                                243,500
       870          Honeywell Intl., Inc.                                20,880
       300          Illinois Tool Works, Inc.                            19,458
       180    @@    Ingersoll-Rand Co.                                    7,751
       140          ITT Industries, Inc.                                  8,497
       140          Pall Corp.                                            2,335
       250          Textron, Inc.                                        10,747
       810    @@    Tyco Intl. Ltd.                                      13,835
                                                                    -----------
                                                                        414,315
                                                                    -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.22%
       220          Pitney Bowes, Inc.                                    7,185
     1,110     @    Xerox Corp.                                           8,936
                                                                    -----------
                                                                         16,121
                                                                    -----------
                    OIL & GAS: 5.52%
       120          Amerada Hess Corp.                                    6,606
       260          Anadarko Petroleum Corp.                             12,454
       200          Apache Corp.                                         11,398
       200          Burlington Resources, Inc.                            8,530
       430          ChevronTexaco Corp.                                  28,586
       693          ConocoPhillips                                       33,534
       220          Devon Energy Corp.                                   10,098
     6,740          Exxon Mobil Corp.                                   235,496
       380          Marathon Oil Corp.                                    8,090
       190   @,@@   Nabors Industries Ltd.                                6,701
       200     @    Noble Corp.                                           7,030
       390          Occidental Petroleum Corp.                           11,095
       120          Rowan Cos., Inc.                                      2,724
       590          Transocean, Inc.                                     13,688
       260          Unocal Corp.                                          7,951
                                                                    -----------
                                                                        403,981
                                                                    -----------
                    OIL & GAS SERVICES: 0.20%
       210          Baker Hughes, Inc.                                    6,760
       430          Halliburton Co.                                       8,045
                                                                    -----------
                                                                         14,805
                                                                    -----------
                    PACKAGING & CONTAINERS: 0.16%
        60          Ball Corp.                                            3,071
        70          Bemis Co.                                             3,474
       220     @    Pactiv Corp.                                          4,809
                                                                    -----------
                                                                         11,354
                                                                    -----------
                    PHARMACEUTICALS: 7.18%
        50          Allergan, Inc.                                        2,881
        90          AmerisourceBergen Corp.                               4,888
       500          Cardinal Health, Inc.                                29,595
       190     @    Forest Laboratories, Inc.                            18,662
       300     @    King Pharmaceuticals, Inc.                            5,157
     2,280          Merck & Co., Inc.                                   129,071
     6,250          Pfizer, Inc.                                        191,062
     1,310          Pharmacia Corp.                                      54,758
     1,640          Schering-Plough Corp.                                36,408
        90     @    Watson Pharmaceuticals, Inc.                          2,544
     1,350          Wyeth                                                50,490
                                                                    -----------
                                                                        525,516
                                                                    -----------
                    PIPELINES: 0.08%
       130          Kinder Morgan, Inc.                                   5,495
                                                                    -----------
                                                                          5,495
                                                                    -----------
                    REITS: 0.21%
       410          Equity Office Properties Trust                       10,242
       150          Simon Property Group, Inc.                            5,111
                                                                    -----------
                                                                         15,353
                                                                    -----------
                    RETAIL: 6.27%
       110     @    Autozone, Inc.                                        7,772
       290     @    Bed Bath & Beyond, Inc.                              10,014
       325     @    Best Buy Co., Inc.                                    7,849
       220     @    Big Lots, Inc.                                        2,911
       410          CVS Corp.                                            10,238
       250          Darden Restaurants, Inc.                              5,112
       130          Dillard's, Inc.                                       2,062
       330          Dollar General Corp.                                  3,944
       170          Family Dollar Stores                                  5,306
       250     @    Federated Department Stores                           7,190
     1,460          Gap, Inc.                                            22,659
     2,390          Home Depot, Inc.                                     57,264
       440          JC Penney Co., Inc.                                  10,124
       320     @    Kohl's Corp.                                         17,904
     1,080          Lowe's Cos., Inc.                                    40,500
       720          Ltd. Brands                                          10,030
       240          May Department Stores Co.                             5,515
     1,220          McDonald's Corp.                                     19,618
       140          Nordstrom, Inc.                                       2,656
       470     @    Office Depot, Inc.                                    6,937
       250          RadioShack Corp.                                      4,685
       860     @    Staples, Inc.                                        15,738
       420     @    Starbucks Corp.                                       8,560
       990          Target Corp.                                         29,700
       140          Tiffany & Co.                                         3,347
       580          TJX Cos, Inc.                                        11,322
     1,000          Walgreen Co.                                         29,190

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
     1,800          Wal-Mart Stores, Inc.                           $    90,918
       100          Wendy's Intl., Inc.                                   2,707
       300     @    Yum! Brands, Inc.                                     7,266
                                                                    -----------
                                                                        459,038
                                                                    -----------
                    SAVINGS & LOANS: 0.90%
       280          Golden West Financial Corp.                          20,107
     1,330          Washington Mutual, Inc.                              45,925
                                                                    -----------
                                                                         66,032
                                                                    -----------
                    SEMICONDUCTORS: 2.98%
       540     @    Altera Corp.                                          6,664
       150     @    Analog Devices, Inc.                                  3,581
     1,660     @    Applied Materials, Inc.                              21,630
     6,510          Intel Corp.                                         101,361
       190     @    Kla-Tencor Corp.                                      6,720
       330          Linear Technology Corp.                               8,488
       140     @    LSI Logic Corp.                                         808
       330          Maxim Integrated Products                            10,903
       610     @    Micron Technology, Inc.                               5,941
       180     @    National Semiconductor Corp.                          2,702
       170     @    Novellus Systems, Inc.                                4,774
       150     @    Nvidia Corp.                                          1,726
       160     @    QLogic Corp.                                          5,522
       120     @    Teradyne, Inc.                                        1,561
     1,900          Texas Instruments, Inc.                              28,519
       340     @    Xilinx, Inc.                                          7,004
                                                                    -----------
                                                                        217,904
                                                                    -----------
                    SOFTWARE: 6.26%
       240          Adobe Systems, Inc.                                   5,952
       200          Autodesk, Inc.                                        2,860
       620          Automatic Data Processing                            24,335
       320     @    BMC Software, Inc.                                    5,475
        70     @    Citrix Systems, Inc.                                    862
       470          Computer Associates Intl., Inc.                       6,345
       610     @    Compuware Corp.                                       2,928
       190     @    Electronic Arts, Inc.                                 9,456
       830          First Data Corp.                                     29,390
       190     @    Fiserv, Inc.                                          6,451
       220     @    Intuit, Inc.                                         10,322
       100     @    Mercury Interactive Corp.                             2,965
     5,380     @    Microsoft Corp.                                     278,146
     5,320     @    Oracle Corp.                                         57,456
       420     @    Peoplesoft, Inc.                                      7,686
        90     @    Rational Software Corp.                                 935
       870     @    Siebel Systems, Inc.                                  6,508
                                                                    -----------
                                                                        458,072
                                                                    -----------
                    TELECOMMUNICATIONS: 6.24%
       290          Alltel Corp.                                         14,790
       220     @    Andrew Corp.                                          2,262
       748          AT&T Corp.                                           19,530
     1,960          BellSouth Corp.                                      50,705
       130          CenturyTel, Inc.                                      3,819
       620     @    CIENA Corp.                                           3,187
     7,410     @    Cisco Systems, Inc.                                  97,071
       330     @    Citizens Communications Co.                           3,481
       290     @    Comverse Technology, Inc.                             2,906
     2,380          Motorola, Inc.                                       20,587
       930     @    Nextel Communications, Inc.                          10,742
       310     @    Qualcomm, Inc.                                       11,281
     3,250          SBC Communications, Inc.                             88,107
       300          Scientific-Atlanta, Inc.                              3,558
     1,130          Sprint Corp.-FON Group                               16,362
       200     @    Tellabs, Inc.                                         1,454
     2,760          Verizon Communications, Inc.                        106,950
                                                                    -----------
                                                                        456,792
                                                                    -----------
                    TEXTILES: 0.09%
       140          Cintas Corp.                                          6,405
                                                                    -----------
                                                                          6,405
                                                                    -----------
                    TOBACCO: 1.19%
     2,040          Philip Morris Cos., Inc.                             82,681
       100          RJ Reynolds Tobacco Holdings, Inc.                    4,211
                                                                    -----------
                                                                         86,892
                                                                    -----------
                    TOYS/GAMES/HOBBIES: 0.18%
       160          Hasbro, Inc.                                          1,848
       610          Mattel, Inc.                                         11,681
                                                                    -----------
                                                                         13,529
                                                                    -----------
                    TRANSPORTATION: 1.66%
       410          Burlington Northern Santa Fe Corp.                   10,664
       310          FedEx Corp.                                          16,808
       380     @    Norfolk Southern Corp.                                7,596
       250          Union Pacific Corp.                                  14,967
     1,130          United Parcel Service, Inc.                          71,280
                                                                    -----------
                                                                        121,315
                                                                    -----------
                    TRUCKING & LEASING: 0.04%
       120          Ryder System, Inc.                                    2,693
                                                                    -----------
                                                                          2,693
                                                                    -----------
                    Total Common Stock (Cost $7,914,125)              7,380,836
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.90%
                    REPURCHASE AGREEMENT: 0.90%
$   66,000          State Street Repurchase Agreement dated 12/31/02,
                      1.200% due 01/02/03, $66,004 to be received
                      upon repurchase (Collateralized by $70,000
                      FNMA, 3.250% Market Value $71,078 due
                      01/23/04)                                     $    66,000
                                                                    -----------
                    Total Short-Term Investments (Cost $66,000)          66,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $7,980,125)*                  101.70%   $ 7,446,836
                    OTHER ASSETS AND LIABILITIES-NET       -1.70%      (124,234)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 7,322,602
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
A    Related Party
* Cost for federal income tax purposes is $9,149,323. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   178,790
                    Gross Unrealized Depreciation                    (1,881,277)
                                                                    -----------
                    Net Unrealized Depreciation                     $(1,702,487)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.91%
                    AGRICULTURE: 0.15%
     1,387          Monsanto Co.                                    $    26,700
                                                                    -----------
                                                                         26,700
                                                                    -----------
                    COMMERCIAL SERVICES: 3.25%
    54,900     @    Cendant Corp.                                       575,352
                                                                    -----------
                                                                        575,352
                                                                    -----------
                    COMPUTERS: 4.81%
    69,500     @    EMC Corp.-Mass.                                     426,730
    24,506          Hewlett-Packard Co.                                 425,424
                                                                    -----------
                                                                        852,154
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 1.05%
     3,900          Kimberly-Clark Corp.                                185,133
                                                                    -----------
                                                                        185,133
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 7.08%
    10,900          Alliance Capital Management Holding LP              337,900
    14,900          Citigroup, Inc.                                     524,331
     9,800          Morgan Stanley                                      391,216
                                                                    -----------
                                                                      1,253,447
                                                                    -----------
                    ELECTRIC: 0.68%
    37,800     @    Reliant Resources, Inc.                             120,960
                                                                    -----------
                                                                        120,960
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 1.58%
     5,500          Emerson Electric Co.                                279,675
                                                                    -----------
                                                                        279,675
                                                                    -----------
                    FOOD: 1.25%
     9,800          Sara Lee Corp.                                      220,598
                                                                    -----------
                                                                        220,598
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 3.15%
     4,300          Bowater, Inc.                                       180,385
     6,900          MeadWestvaco Corp.                                  170,499
     4,600          Temple-Inland, Inc.                                 206,126
                                                                    -----------
                                                                        557,010
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.53%
     5,600     @    Tenet Healthcare Corp.                               91,840
     5,000     @    WellPoint Health Networks                           355,800
                                                                    -----------
                                                                        447,640
                                                                    -----------
                    INSURANCE: 16.88%
     9,300          Allstate Corp.                                      344,007
     3,200          American Intl. Group                                185,120
     5,500          Chubb Corp.                                         287,100
    14,900          Cigna Corp.                                         612,688
     9,400          Hartford Financial Services Group, Inc.             427,042
     8,200          Loews Corp.                                         364,572
    10,800          St. Paul Cos.                                       367,740
    27,436     @    Travelers Property Casualty Corp.                   401,937
                                                                    -----------
                                                                      2,990,206
                                                                    -----------
                    MACHINERY-CONSTRUCTION & MINING: 1.26%
     4,900          Caterpillar, Inc.                                   224,028
                                                                    -----------
                                                                        224,028
                                                                    -----------
                    MEDIA: 1.10%
    14,900     @    AOL Time Warner, Inc.                               195,190
                                                                    -----------
                                                                        195,190
                                                                    -----------
                    MINING: 2.71%
    14,850          Alcoa, Inc.                                         338,283
     8,400     @    Freeport-McMoRan Copper & Gold, Inc.                140,952
                                                                    -----------
                                                                        479,235
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 5.56%
    21,200          Honeywell Intl., Inc.                               508,800
    27,910    @@    Tyco Intl. Ltd.                                     476,703
                                                                    -----------
                                                                        985,503
                                                                    -----------
                    OIL & GAS: 11.97%
     5,500          Amerada Hess Corp.                                  302,775
    10,400          Anadarko Petroleum Corp.                            498,160
     6,560          Apache Corp.                                        373,854
     3,800          ChevronTexaco Corp.                                 252,624
     7,530          ConocoPhillips                                      364,377
     3,300          GlobalSantaFe Corp.                                  80,256
     5,600          Kerr-McGee Corp.                                    248,080
                                                                    -----------
                                                                      2,120,126
                                                                    -----------
                    OIL & GAS SERVICES: 0.72%
     6,850          Halliburton Co.                                     128,163
                                                                    -----------
                                                                        128,163
                                                                    -----------
                    PHARMACEUTICALS: 6.98%
    18,000          Bristol-Myers Squibb Co.                            416,700
     8,800     @    IVAX Corp.                                          106,744
    11,200     @    King Pharmaceuticals, Inc.                          192,528
     6,500          Pfizer, Inc.                                        198,705
     7,700          Pharmacia Corp.                                     321,860
                                                                    -----------
                                                                      1,236,537
                                                                    -----------
                    PIPELINES: 0.78%
    19,900          EL Paso Corp.                                       138,504
                                                                    -----------
                                                                        138,504
                                                                    -----------
                    RETAIL: 7.02%
     9,200          CVS Corp.                                           229,724
     9,200     @    Federated Department Stores                         264,592
    11,900          May Department Stores Co.                           273,462
    18,200          McDonald's Corp.                                    292,656
     9,800          RadioShack Corp.                                    183,652
                                                                    -----------
                                                                      1,244,086
                                                                    -----------
                    SAVINGS & LOANS: 1.60%
     8,200          Washington Mutual, Inc.                             283,146
                                                                    -----------
                                                                        283,146
                                                                    -----------
                    SEMICONDUCTORS: 1.48%
    40,500     @    Advanced Micro Devices, Inc.                        261,630
                                                                    -----------
                                                                        261,630
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS: 9.88%
    18,900     @    3Com Corp.                                      $    87,507
    49,400     @    ADC Telecommunications, Inc.                        103,246
    47,300     @    AT&T Wireless Services, Inc.                        267,245
    97,500     @    JDS Uniphase Corp.                                  240,825
    59,200     @    Lucent Technologies, Inc.                            74,592
    63,900     @    Tellabs, Inc.                                       464,553
    13,200          Verizon Communications, Inc.                        511,500
                                                                    -----------
                                                                      1,749,468
                                                                    -----------
                    TOBACCO: 2.44%
    10,650          Philip Morris Cos., Inc.                            431,645
                                                                    -----------
                                                                        431,645
                                                                    -----------
                    Total Common Stock (Cost $20,060,657)            16,986,136
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.01%
                    REPURCHASE AGREEMENT: 4.01%
$  711,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $711,032 to be received
                      upon repurchase (Collateralized by $660,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $730,125 due 02/15/02)                        $   711,000
                                                                    -----------
                    Total Short-Term Investments (Cost $711,000)        711,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $20,771,657)*                  99.92%   $17,697,136
                    OTHER ASSETS AND LIABILITIES-NET        0.08%        14,407
                                                          ------    -----------
                    NET ASSETS                            100.00%   $17,711,543
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is $20,773,126. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   165,002
                    Gross Unrealized Depreciation                    (3,240,992)
                                                                    -----------
                    Net Unrealized Depreciation                     $(3,075,990)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 90.76%
                    AUSTRALIA: 1.40%
   195,100          QBE Insurance Group Ltd.                        $   894,809
                                                                    -----------
                    TOTAL AUSTRALIA                                     894,809
                                                                    -----------
                    CANADA: 2.01%
    87,900          Bombardier, Inc.                                    296,173
    32,000          EnCana Corp                                         990,914
                                                                    -----------
                    TOTAL CANADA                                      1,287,087
                                                                    -----------
                    DENMARK: 1.20%
     5,500          Novo-Nordisk A/S ADR                                158,950
     5,750          Novo-Nordisk A/S                                    165,986
    18,400          TDC A/S                                             446,741
                                                                    -----------
                    TOTAL DENMARK                                       771,677
                                                                    -----------
                    FINLAND: 2.17%
    31,200          Nokia OYJ                                           495,652
     6,300          Nokia OYJ ADR                                        97,650
    24,900          UPM-Kymmene OYJ                                     798,970
                                                                    -----------
                    TOTAL FINLAND                                     1,392,272
                                                                    -----------
                    FRANCE: 9.58%
     9,750          Aventis SA                                          529,595
    16,250          Carrefour SA                                        722,996
    22,550          Pechiney SA                                         790,720
    15,200          Schneider Electric SA                               718,677
    12,250          Societe Generale                                    712,917
     8,050          Total Fina Elf SA                                 1,148,851
    13,300          Total Fina Elf SA ADR                               950,950
    17,911          Valeo SA                                            561,566
                                                                    -----------
                    TOTAL FRANCE                                      6,136,272
                                                                    -----------
                    GERMANY: 2.22%
    15,200          Deutsche Bank AG                                    699,710
    18,100          Deutsche Boerse AG                                  724,264
                                                                    -----------
                    TOTAL GERMANY                                     1,423,974
                                                                    -----------
                    GREECE: 0.78%
    47,700          Greek Organization of Football Prognostics SA       502,183
                                                                    -----------
                    TOTAL GREECE                                        502,183
                                                                    -----------
                    IRELAND: 0.79%
    46,700          Irish Life & Permanent PLC                          504,387
                                                                    -----------
                    TOTAL IRELAND                                       504,387
                                                                    -----------
                    ISRAEL: 1.39%
    23,100          Teva Pharmaceutical
                    Industries ADR                                      891,891
                                                                    -----------
                    TOTAL ISRAEL                                        891,891
                                                                    -----------
                    ITALY: 2.04%
   141,750          Banca Fideuram S.p.A.                               665,903
   269,400     A    Parmalat Finanziaria S.p.A.                         641,259
                                                                    -----------
                    TOTAL ITALY                                       1,307,162
                                                                    -----------
                    JAPAN: 15.35%
     8,100          Advantest Corp.                                     362,880
    18,900          FamilyMart                                          370,042
    30,000          Fanuc Ltd.                                        1,326,316
    28,000          Ito-Yokado Co. Ltd.                                 825,263
    41,000          Kao Corp                                            899,411
     2,400          Mabuchi Motor Co. Ltd.                              220,699
    31,000     A    Mitsui Fudosan Co. Ltd.                             201,011
   116,000     A    Nikko Cordial Corp                                  390,737
    46,000          Nomura Holdings, Inc.                               516,749
       417          NTT DoCoMo, Inc.                                    769,036
    10,200          Otsuka Kagu Ltd.                                    160,623
    37,200          Sekisui House Ltd.                                  263,141
    45,100          Shimano, Inc.                                       683,621
    21,500          Sony Corp.                                          898,021
     8,000          Sony Corp. ADR                                      330,480
    14,500     A    Tokyo Electron Ltd.                                 655,705
    35,900          Toyota Motor Corp.                                  964,387
                                                                    -----------
                    TOTAL JAPAN                                       9,838,122
                                                                    -----------
                    MEXICO: 1.43%
    28,700          Telefonos de Mexico SA de CV ADR                    917,826
                                                                    -----------
                    TOTAL MEXICO                                        917,826
                                                                    -----------
                    NETHERLANDS: 6.04%
    88,400          Aegon NV                                          1,136,456
    45,700          Koninklijke Philips Electronics NV                  800,281
    18,750          Royal Dutch Petroleum Co.                           824,789
    25,200          Royal Dutch Petroleum Co. ADR                     1,109,304
                                                                    -----------
                    TOTAL NETHERLANDS                                 3,870,830
                                                                    -----------
                    NEW ZEALAND: 1.04%
   280,900          Telecom Corp. of New Zealand Ltd.                   666,651
                                                                    -----------
                    TOTAL NEW ZEALAND                                   666,651
                                                                    -----------
                    NORWAY: 0.83%
    37,500          Norske Skogindustrier ASA                           529,730
                                                                    -----------
                    TOTAL NORWAY                                        529,730
                                                                    -----------
                    RUSSIA: 0.60%
     2,750          YUKOS ADR                                           384,313
                                                                    -----------
                    TOTAL RUSSIA                                        384,313
                                                                    -----------
                    SOUTH AFRICA: 1.27%
    58,350          Gold Fields Ltd. ADR                                814,566
                                                                    -----------
                    TOTAL SOUTH AFRICA                                  814,566
                                                                    -----------
                    SWEDEN: 1.16%
    39,800          ForeningsSparbanken AB                              471,466
    34,400          Swedish Match AB                                    271,006
                                                                    -----------
                    TOTAL SWEDEN                                        742,472
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    SWITZERLAND: 9.29%
    16,500          Converium Holding AG                            $   799,234
       837          Givaudan                                            375,173
     1,150          Julius Baer Holding AG                              249,422
     5,513          Nestle SA                                         1,167,806
    20,200          Novartis AG ADR                                     741,946
    15,783          Novartis AG                                         575,660
    20,750          Roche Holding AG                                  1,445,389
    12,300     @    UBS AG                                              597,571
                                                                    -----------
                    TOTAL SWITZERLAND                                 5,952,201
                                                                    -----------
                    TAIWAN: 1.15%
   104,800     @    Taiwan Semiconductor Manufacturing Co. Ltd. ADR     738,840
                                                                    -----------
                    TOTAL TAIWAN                                        738,840
                                                                    -----------
                    UNITED KINGDOM: 19.11%
     1,900     A    Amvescap PLC ADR                                     23,940
   196,850          Amvescap PLC                                      1,261,062
   211,200          BP PLC                                            1,451,576
   139,100     @    British Sky Broadcasting PLC                      1,430,691
   185,300          Cadbury Schweppes PLC                             1,154,262
    25,500          GlaxoSmithKline PLC                                 489,254
     5,800          GlaxoSmithKline PLC ADR                             217,268
    10,700     A    HSBC Holdings PLC ADR                               588,286
    42,550          Imperial Tobacco Group PLC                          722,553
    97,000          London Stock Exchange PLC                           492,984
   636,700     @    mmO2 PLC                                            453,488
     1,700     @    mmO2 PLC ADR                                         12,155
   123,850          Pearson PLC                                       1,145,260
    43,600          Provident Financial PLC                             416,861
    38,850          Rio Tinto PLC                                       775,409
     5,250          Rio Tinto PLC ADR                                   417,533
    38,250          United Business Media PLC                           178,545
   556,650          Vodafone Group PLC                                1,014,702
                                                                    -----------
                    TOTAL UNITED KINGDOM                             12,245,829
                                                                    -----------

                    UNITED STATES: 9.91%
    23,100          iShares MSCI EAFE Index Fund                     $2,287,131
   140,000          iShares MSCI Japan Index Fund                       973,000
    52,600          iShares S&P Europe 350 Index Fund                 2,497,448
    14,100          Schlumberger Ltd.                                   593,469
                                                                    -----------
                    TOTAL UNITED STATES                               6,351,048
                                                                    -----------
                    Total Common Stock (Cost $61,242,782)            58,164,142
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $61,242,782)*                  90.76%   $58,164,142
                    OTHER ASSETS AND LIABILITIES-NET        9.24%     5,919,736
                                                          ------    -----------
                    NET ASSETS                            100.00%   $64,083,878
                                                          ======    ===========

@    Non-income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at December 31, 2002
* Cost for federal income tax purposes is $61,501,695. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $ 1,185,067
                    Gross Unrealized Depreciation                    (4,522,620)
                                                                    -----------
                    Net Unrealized Depreciation                     $(3,337,553)
                                                                    ===========

                                                                   Percentage of
Industry/Group                                                       Net Assets
--------------                                                       ----------
Agriculture                                                             1.55%
Auto Manufacturers                                                      1.50%
Auto Parts & Equipment                                                  0.88%
Banks                                                                   5.18%
Chemicals                                                               0.59%
Cosmetics/Personal Care                                                 1.40%
Diversified Financial Services                                          7.80%
Electronics                                                             4.23%
Entertainment                                                           0.78%
Equity Fund                                                             8.98%
Food                                                                    5.75%
Forest Products & Paper                                                 2.06%
Hand/Machine Tools                                                      1.12%
Home Builders                                                           0.41%
Home Furnishings                                                        1.92%
Insurance                                                               4.41%
Leisure Time                                                            1.07%
Media                                                                   4.30%
Mining                                                                  4.37%
Miscellaneous Manufacturing                                             0.46%
Oil & Gas                                                              10.71%
Oil & Gas Services                                                      0.93%
Pharmaceuticals                                                         8.14%
Real Estate                                                             0.31%
Retail                                                                  2.12%
Semiconductors                                                          2.18%
Telecommunications                                                      7.61%
Other Assets and Liabilities, Net                                       9.24%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 91.19%
                    AEROSPACE/DEFENSE: 1.97%
$  200,000          Sequa Corp., 8.875%, due 04/01/08               $   192,000
                                                                    -----------
                                                                        192,000
                                                                    -----------
                    AGRICULTURE: 2.05%
   200,000          North Atlantic Trading Co., 11.000%,
                      due 06/15/04                                      200,250
                                                                    -----------
                                                                        200,250
                                                                    -----------
                    AIRLINES: 0.44%
   200,000          Atlas Air, Inc., 9.375%, due 11/15/06                42,500
                                                                    -----------
                                                                         42,500
                                                                    -----------
                    APPAREL: 0.59%
   100,000          Cluett American Corp., 10.125%, due 05/15/08         57,625
                                                                    -----------
                                                                         57,625
                                                                    -----------
                    AUTO PARTS & EQUIPMENT: 2.83%
   100,000          American Axle & Manufacturing, Inc., 9.750%,
                      due 03/01/09                                      107,750
   200,000          Collins & Aikman Products, 11.500%,
                      due 04/15/06                                      169,000
                                                                    -----------
                                                                        276,750
                                                                    -----------
                    BUILDING MATERIALS: 2.13%
    50,000          Advanced Lighting Technologies, Inc., 8.000%,
                      due 03/15/08                                       18,750
   100,000          Dayton Superior Corp., 13.000%, due 06/15/09         86,500
   100,000          Nortek Holdings, Inc., 8.875%, due 08/01/08         102,750
                                                                    -----------
                                                                        208,000
                                                                    -----------
                    CHEMICALS: 1.76%
   100,000          Applied Extrusion Technologies, Inc., 10.750%,
                      due 07/01/11                                       65,000
   100,000          MacDermid, Inc., 9.125%, due 07/15/11               107,250
                                                                    -----------
                                                                        172,250
                                                                    -----------
                    COMMERCIAL SERVICES: 4.48%
    60,000          Mail Well I Corp., 9.625%, due 03/15/12              53,700
   100,000          Neff Corp., 10.250%, due 06/01/08                    27,000
    50,000    @@    Quebecor Media, Inc., 11.125%, due 07/15/11          46,312
   100,000          Travelcenters of America, Inc., 12.750%,
                      due 05/01/09                                      106,500
   100,000          United Rentals, Inc., 9.000%, due 04/01/09           80,250
   150,000          United Rentals, Inc., 9.250%, due 01/15/09          123,375
                                                                    -----------
                                                                        437,137
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 0.94%
   100,000          Elizabeth Arden, Inc., 10.375%, due 05/15/07         91,500
                                                                    -----------
                                                                         91,500
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.59%
   100,000          Madison River Capital LLC / Madison River
                      Finance Corp., 13.250%, due 03/01/10               57,500
                                                                    -----------
                                                                         57,500
                                                                    -----------
                    ELECTRIC: 1.04%
   220,000          Calpine Corp., 7.625%, due 04/15/06                 101,200
                                                                    -----------
                                                                        101,200
                                                                    -----------
                    ELECTRONICS: 1.64%
    50,000    @@    Flextronics Intl. Ltd., 8.750%, due 10/15/07         51,625
   100,000    @@    Flextronics Intl. Ltd., 9.875%, due 07/01/10        108,250
                                                                    -----------
                                                                        159,875
                                                                    -----------
                    ENTERTAINMENT: 1.05%
   100,000    @@    Kerzner Intl. Ltd., 8.875%, due 08/15/11            102,500
                                                                    -----------
                                                                        102,500
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 2.55%
   250,000          Allied Waste North America, 10.000%,
                      due 08/01/09                                      249,375
                                                                    -----------
                                                                        249,375
                                                                    -----------
                    FOOD: 1.10%
   100,000          Agrilink Foods, Inc., 11.875%, due 11/01/08         107,750
                                                                    -----------
                                                                        107,750
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 2.95%
    50,000          Appleton Papers, Inc., 12.500%, due 12/15/08         54,937
   100,000          Buckeye Technologies, Inc., 9.250%,
                      due 09/15/08                                       86,500
   150,000    @@    Paperboard Industries Intl., 8.375%,
                      due 09/15/07                                      146,250
                                                                    -----------
                                                                        287,687
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 1.06%
   100,000          Advanced Medical Optics, Inc., 9.250%,
                      due 07/15/10                                      103,500
                                                                    -----------
                                                                        103,500
                                                                    -----------
                    HOLDING COMPANIES-DIVERSIFIED: 1.00%
   170,000          Penhall Intl., Inc., 12.000%, due 08/01/06           97,750
                                                                    -----------
                                                                         97,750
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    HOME BUILDERS: 5.26%
$  100,000          KB Home, 8.625%, due 12/15/08                   $   104,000
   100,000          Ryland Group, Inc., 9.125%, due 06/15/11            106,500
   300,000          Toll Corp., 8.125%, due 02/01/09                    303,000
                                                                    -----------
                                                                        513,500
                                                                    -----------
                    HOME FURNISHINGS: 1.80%
   100,000          Fedders North America, Inc., 9.375%,
                      due 08/15/07                                       76,500
   100,000          Salton, Inc., 12.250%, due 04/15/08                  99,125
                                                                    -----------
                                                                        175,625
                                                                    -----------
                    IRON/STEEL: 1.56%
   100,000          Armco, Inc., 8.875%, due 12/01/08                   101,500
    50,000          Armco, Inc., 9.000%, due 09/15/07                    51,250
                                                                    -----------
                                                                        152,750
                                                                    -----------
                    LODGING: 11.86%
   200,000          Boyd Gaming Corp., 8.750%, due 04/15/12             209,000
   100,000          Extended Stay America, Inc., 9.875%,
                      due 06/15/11                                      102,000
   200,000          Mandalay Resort Group, 9.250%, due 12/01/05         210,000
   100,000          MGM MIRAGE, 9.750%, due 06/01/07                    111,000
   150,000          Park Place Entertainment Corp., 8.875%,
                      due 09/15/08                                      159,762
   100,000          Prime Hospitality Corp., 8.375%, due 05/01/12        97,500
   150,000          Station Casinos, Inc., 9.875%, due 07/01/10         163,500
   100,000     #    Venetian Casino Resort LLC, 11.000%,
                      due 06/15/10                                      105,000
                                                                    -----------
                                                                      1,157,762
                                                                    -----------
                    MACHINERY-CONSTRUCTION & MINING: 2.32%
   250,000          Terex Corp., 8.875%, due 04/01/08                   226,563
                                                                    -----------
                                                                        226,563
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 1.23%
    60,000          Columbus McKinnon Corp., 8.500%, due 04/01/08        43,500
    70,000          Flowserve Corp., 12.250%, due 08/15/10               76,650
                                                                    -----------
                                                                        120,150
                                                                    -----------
                    MEDIA: 9.26%
   250,000          Charter Communications Holdings,LLC, 10.000%,
                      due 04/01/09                                      112,500
   100,000          Clear Channel Communications, Inc., 2.625%,
                      due 04/01/03                                       99,750
   100,000    @@    Corus Entertainment, Inc., 8.750%, due 03/01/12     106,375
    25,000          Gray Television, Inc., 9.250%, due 12/15/11          27,031
   100,000          Mediacom Broadband LLC, 11.000%, due 07/15/13       102,000
   100,000          Northland Cable Television, Inc., 10.250%,
                      due 11/15/07                                       67,625
   200,000          Primedia, Inc., 7.625%, due 04/01/08                179,000
   100,000     #    Sinclair Broadcast Group, Inc., 8.000%,
                      due 03/15/12                                      104,750
   100,000          Sinclair Broadcast Group, Inc., 8.750%,
                      due 12/15/07                                      104,625
                                                                    -----------
                                                                        903,656
                                                                    -----------
                    MINING: 1.05%
   100,000          Earle M Jorgensen Co., 9.750%, due 06/01/12         102,250
                                                                    -----------
                                                                        102,250
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 0.87%
   100,000          Hexcel Corp., 9.750%, due 01/15/09                   85,000
                                                                    -----------
                                                                         85,000
                                                                    -----------
                    OIL & GAS: 3.09%
   100,000          Energy Corp. of America, 9.500%, due 05/15/07        62,500
   135,000          Ocean Energy, Inc., 8.375%, due 07/01/08            142,763
   100,000          Premcor Refining Group, Inc., 8.375%,
                      due 11/15/07                                       96,000
                                                                    -----------
                                                                        301,263
                                                                    -----------
                    PACKAGING & CONTAINERS: 5.90%
   100,000          AEP Industries, Inc., 9.875%, due 11/15/07           96,500
   100,000    @@    Norampac, Inc., 9.375%, due 02/01/08                 66,066
   100,000          Owens-Illinois, Inc., 7.850%, due 05/15/04           99,250
   100,000          Plastipak Holdings, Inc., 10.750%, due 09/01/11     105,625
   100,000          Riverwood Intl. Corp., 10.875%, due 04/01/08        101,000
   100,000          Stone Container Corp., 9.750%, due 02/01/11         107,500
                                                                    -----------
                                                                        575,941
                                                                    -----------
                    REITS: 1.95%
   100,000          Felcor Lodging LP, 9.500%, due 09/15/08             102,500
   100,000          Meristar Hospitality Corp., 9.125%,
                      due 01/15/11                                       87,500
                                                                    -----------
                                                                        190,000
                                                                    -----------
                    RETAIL: 2.11%
   100,000          Big 5 Corp., 10.875%, due 11/15/07                  104,500
   100,000          Tuesday Morning Corp., 11.000%, due 12/15/07        101,500
                                                                    -----------
                                                                        206,000
                                                                    -----------
                    SEMICONDUCTORS: 2.16%
   200,000          Fairchild Semiconductor Intl., Inc., 10.375%,
                      due 10/01/07                                      211,000
                                                                    -----------
                                                                        211,000
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS: 8.47%
$  200,000          Alamosa Delaware, Inc., 12.500%, due 02/01/11   $    61,000
   100,000          Crown Castle Intl. Corp., 10.750%, due 08/01/11      88,000
   100,000          Dobson/Sygnet Communications Co., 12.250%,
                      due 12/15/08                                       77,000
    75,000          Echostar DBS Corp., 9.250%, due 02/01/06             78,750
    75,000          Echostar DBS Corp., 9.375%, due 02/01/09             79,688
   100,000          Iwo Holdings, Inc., 14.000%, due 01/15/11            17,500
   250,000          Nextel Communications, Inc., 10.650%,
                      due 09/15/07                                      240,000
   100,000          Nextel Partners, Inc., 12.500%, due 11/15/09         90,500
   100,000    @@    Rogers Cantel, Inc., 9.375%, due 06/01/08            94,500
   125,000  #,++,X  SA Telecommunications, Inc., 10.000%,
                      due 08/15/06                                            0
                                                                    -----------
                                                                        826,938
                                                                    -----------
                    TEXTILES: 1.09%
   100,000          Simmons Co., 10.250%, due 03/15/09                  106,500
                                                                    -----------
                                                                        106,500
                                                                    -----------
                    TRANSPORTATION: 1.04%
   100,000          Gulfmark Offshore, Inc., 8.750%, due 06/01/08       101,500
                                                                    -----------
                                                                        101,500
                                                                    -----------
                    Total Corporate Bonds (Cost $9,495,736)           8,901,547
                                                                    -----------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 0.28%
                    CONGLOMERATES: 0.06%
       150   @,X    Jordan Telecomm                                       6,096
                                                                    -----------
                                                                          6,096
                                                                    -----------
                    ENERGY: 0.00%
        84   @,XX   Orion Refining Corp.                                      1
                                                                    -----------
                                                                              1
                                                                    -----------
                    SEMICONDUCTORS: 0.22%
     7,500     @    Zilog, Inc.                                          21,375
                                                                    -----------
                                                                         21,375
                                                                    -----------
                    TELECOMMUNICATIONS: 0.00%
       908   @,++   Adelphia Business Solutions                              22
                                                                    -----------
                                                                             22
                                                                    -----------
                    Total Common Stock (Cost $86,035)                    27,494
                                                                    -----------
WARRANTS: 0.03%
                    BUILDING MATERIALS: 0.00%
       150     @    Dayton Superior Corp.                                    90
                                                                    -----------
                                                                             90
                                                                    -----------
                    FOOD/BEVERAGE: 0.03%
       295   @,XX   Packaged Ice, Inc.                                    2,950
                                                                    -----------
                                                                          2,950
                                                                    -----------
                    Total Warrants (Cost $16,125)                         3,040
                                                                    -----------
PREFERRED STOCK: 0.01%
                    SEMICONDUCTORS: 0.01%
         7   @,X    Zilog-MOD III, Inc.                                     636
                                                                    -----------
                    Total Preferred Stock (Cost $0)                         636
                                                                    -----------
                    Total Long-Term Investments (Cost $9,597,896)     8,932,717
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 6.60%
                    REPURCHASE AGREEMENT: 6.60%
$  644,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $644,029 to be received
                      upon repurchase (Collateralized by $595,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $658,219 due 02/15/12)                        $   644,000
                                                                    -----------
                    Total Short-Term Investments (Cost $644,000)        644,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $10,241,896)*                  98.11%   $ 9,576,717
                    OTHER ASSETS AND LIABILITIES-NET        1.89%       184,434
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 9,761,151
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Portfolio's Board of Directors.
++   Defaulted Security
X Market Value determined by ING Valuation Committee appointed by the Portfolio's Board of Directors/Trustees.
XX Value of securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Portfolio's valuation procedures.
* Cost for federal income tax purposes is $10,244,094. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   305,992
                    Gross Unrealized Depreciation                      (973,369)
                                                                    -----------
                    Net Unrealized Depreciation                     $  (667,377)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the fiscal year ended December 31, 2002 were as follows:

         PORTFOLIO NAME                   TYPE                  PER SHARE AMOUNT
         --------------                   ----                  ----------------
Research Enhanced Index Portfolio
  Class R                                  NII                      $0.0458
MagnaCap Portfolio
  Class R                                  NII                      $0.0843
  Class S                                  NII                      $0.0704
International Value Portfolio
  Class R                                  NII                      $0.0948
  Class S                                  NII                      $0.0726
High Yield Bond Portfolio
  Class R                                  NII                      $0.3453

NII-Net investment income

Of the ordinary distributions made during the fiscal period ended December 31, 2002, the following percentages qualify for the dividend received deduction available to corporate shareholders; 100%, 100% and 0.03% for the MagnaCap Portfolio, Research Enhanced Portfolio and High Yield Bond Portfolio, respectively.

The foreign taxes paid or withheld of $104,257 in total and $0.01 per share for the International Value Portfolio represents taxes incurred by the portfolio from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

The above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099 DIV regarding the federal tax status of the dividends and distributions received by them in the calendar year.

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below:

                                              TERM OF                                 NUMBER OF
                                            OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                               POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH      TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                  FUND        SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                  ----        ------         ---------------          ----------            -------
Independent Trustees:

Paul S. Doherty                  Trustee    October      Mr. Doherty is President         104      Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                1999 to      and Partner, Doherty,                     the GCG Trust (February
Scottsdale, AZ 85258                        Present      Wallace, Pillsbury and                    2002 to present).
Born: 1934                                               Murphy, P.C., Attorneys
                                                         (1996 to present); a
                                                         Director of Tambrands,
                                                         Inc. (1993 to 1998); and a
                                                         Trustee of each of the
                                                         funds managed by
                                                         Northstar Investment
                                                         Management
                                                         Corporation (1993 to
                                                         1999).

J. Michael Earley                Trustee    February     President and Chief              104      Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                2002 to      Executive Officer of                      GCG Trust (1997 to present).
Scottsdale, AZ 85258                        Present      Bankers Trust Company,
Born: 1945                                               N.A. (1992 to present).

R. Barbara Gitenstein            Trustee    February     President of the College         104      Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                2002 to      of New Jersey (1999 to                    the GCG Trust (1997 to
Scottsdale, AZ 85258                        Present      present); Executive Vice                  present).
Born: 1948                                               President and Provost at
                                                         Drake University (1992 to
                                                         1998).

Walter H. May                    Trustee    October      Retired. Mr. May was             104      Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                1999 to      formerly Managing                         Best Prep Charity (1991 to
Scottsdale, AZ 85258                        Present      Director and Director of                  present) and the GCG Trust
Born: 1936                                               Marketing for Piper                       (February 2002 to present).
                                                         Jaffray, Inc. (an
                                                         investment
                                                         banking/underwriting
                                                         firm). Mr. May was
                                                         formerly a Trustee of
                                                         each of the funds
                                                         managed by Northstar
                                                         Investment Management
                                                         Corporation (1996 to
                                                         1999).

Jock Patton                      Trustee    August       Private Investor. Mr.            104      Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.                1995 to      Patton was formerly                       the GCG Trust (February
Scottsdale, AZ 85258                        Present      Director and Chief                        2002 to present); He is also
Born: 1945                                               Executive Officer of                      Director of Hypercom, Inc.
                                                         Rainbow Multimedia                        and JDA Software Group,
                                                         Group, Inc. (January 1999                 Inc. (January 1999 to
                                                         to December 2001);                        present); National Airlines
                                                         Director of Stuart                        Inc.; and BG Associates, Inc.
                                                         Entertainment, Inc.;
                                                         Directory of Artisoft, Inc.
                                                         (1994 to 1998); President
                                                         and co-owner of
                                                         StockVal, Inc. (November
                                                         1992 to June 1997) and a
                                                         Partner and Director of
                                                         the law firm of Streich
                                                         Lang, P.A. (1972 to 1993).

--------------------------------------------------------------------------------

                                              TERM OF                                 NUMBER OF
                                            OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                               POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH      TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                  FUND        SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                  ----        ------         ---------------          ----------            -------
David W.C. Putnam                Trustee    10-29-99     President and Director of        104      Mr. Putnam is a Trustee of
7337 E. Doubletree Ranch Rd.                to Present   F.L. Putnam Securities                    GCG Trust (February 2002 to
Scottsdale, AZ 85258                                     Company, Inc. and its                     present); Director of F.L.
Born: 1939                                               affiliates. Mr. Putnam is                 Putnam Securities Company,
                                                         also President, Secretary                 Inc. (June 1978 to present);
                                                         and Trustee of The                        F.L. Putnam Investment
                                                         Principled Equity Market                  Management Company
                                                         Fund. Mr. Putnam was                      (December 2001 to present);
                                                         formerly a                                Asian American Bank and
                                                         Director/Trustee of Trust                 Trust Company (June 1992
                                                         Realty Corp., Anchor                      to present); and Notre
                                                         Investment Trust, Bow                     Dame Health Care Center
                                                         Ridge Mining Co., and                     (1991 to present). He is also
                                                         each of the funds                         a Trustee of The Principled
                                                         managed by Northstar                      Equity Market Fund
                                                         Investment Management                     (November 1996 to present);
                                                         Corporation (1994 to                      Progressive Capital
                                                         1999).                                    Accumulation Trust (August
                                                                                                   1998 to present); Anchor
                                                                                                   International Bond Trust
                                                                                                   (December 2000 to present);
                                                                                                   F.L. Putnam Foundation
                                                                                                   (December 2000 to present);
                                                                                                   Mercy Endowment
                                                                                                   Foundation (1995 to
                                                                                                   present); and an Honorary
                                                                                                   Trustee of Mercy Hospital
                                                                                                   (1973 to present).

Blaine E. Rieke                  Trustee    2-26-01 to   General Partner of               104      Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                Present      Huntington Partners, an                   Director/Trustee of the
Scottsdale, AZ 85258                                     investment partnership                    Morgan Chase Trust Co.
Born: 1933                                               (1997 to present). Mr.                    (January 1998 to present)
                                                         Rieke was formerly                        and the GCG Trust (February
                                                         Chairman and Chief                        2002 to present).
                                                         Executive Officer of
                                                         Firstar Trust Company
                                                         (1973 to 1996). Mr. Rieke
                                                         was formerly the
                                                         Chairman of the Board
                                                         and a Trustee of each of
                                                         the funds managed by
                                                         ING Investment
                                                         Management Co. LLC.
                                                         (1998 to 2001).

Roger B. Vincent                 Trustee    2-22-02 to   President of Springwell          104      Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                Present      Corporation, a corporate                  the GCG Trust (1994 to
Scottsdale, AZ 85258                                     advisory firm (1989 to                    present) and a Director of
Born: 1945                                               present). Mr. Vincent was                 AmeriGas Propane, Inc.
                                                         formerly a Director of                    (1998 to present).
                                                         Tatham Offshore, Inc.
                                                         (1996 to 2000) and
                                                         Petrolane, Inc. (1993 to
                                                         1995).

--------------------------------------------------------------------------------

                                              TERM OF                                 NUMBER OF
                                            OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                               POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH      TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                  FUND        SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                  ----        ------         ---------------          ----------            -------
Richard A. Wedemeyer             Trustee    2-26-01 to   Vice President -- Finance        104      Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.                Present      and Administration -- of                  of Touchstone Consulting
Scottsdale, AZ 85258                                     the Channel Corporation,                  Group (1997 to present) and
Born: 1936                                               an importer of specialty                  the GCG Trust (February
                                                         alloy aluminum products                   2002 to present).
                                                         (1996 to present). Mr.
                                                         Wedemeyer was
                                                         formerly Vice President
                                                         -- Finance and
                                                         Administration -- of
                                                         Performance Advantage,
                                                         Inc., a provider of
                                                         training and consultation
                                                         services (1992 to 1996),
                                                         and Vice President --
                                                         Operations and
                                                         Administration of Jim
                                                         Henson Productions
                                                         (1979 to 1997). Mr.
                                                         Wedemeyer was a
                                                         Trustee of each of the
                                                         funds managed by ING
                                                         Investment Management
                                                         Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)             Trustee    2-26-02 to   Chairman and CEO of              104      Mr. Hilliard is a Trustee of
ING Americas                                Present      ING Americas and a                        the GCC Trust (February
5780 Powers Ferry Road, NW                               member of its Americas                    2002 to present). Mr.
Atlanta, GA 30327                                        Executive Committee                       Hilliard also serves as a
Born: 1943                                               (1999 to present). Mr.                    member of the Board of
                                                         Hilliard was formerly                     Directors of the Clemson
                                                         Chairman and CEO of                       University Foundation, the
                                                         ING North America,                        Board of Councilors for the
                                                         encompassing the U.S.,                    Carter Center, a Trustee of
                                                         Mexico and Canada                         the Woodruff Arts Center
                                                         regions (1994 to 1999).                   and also on the Board of
                                                                                                   Directors for the High
                                                                                                   Museum of Art.

--------------------------------------------------------------------------------

                                              TERM OF                                 NUMBER OF
                                            OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                               POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH      TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                  FUND        SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                  ----        ------         ---------------          ----------            -------
Thomas J. McInerney(2)           Trustee    February     Chief Executive Officer,         158      Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                2001 to      ING U.S. Financial                        Director/Trustee of Aeltus
Scottsdale, AZ 85258                        Present      Services (October 2001 to                 Investment Management,
Born: 1956                                               present); President, Chief                Inc. (1997 to present); each
                                                         Executive Officer, and                    of the Aetna Funds (April
                                                         Director of Northern Life                 2002 to present); Ameribest
                                                         Insurance Company                         Life Insurance Co. (2001 to
                                                         (2001 to present); and                    present); Equitable Life
                                                         President and Director of                 Insurance Co. (2001 to
                                                         Aetna Life Insurance and                  present); First Columbine
                                                         Annuity Company (1997                     Life Insurance Co. (2001 to
                                                         to present), Aetna                        present); Golden American
                                                         Retirement Holdings, Inc.                 Life Insurance Co. (2001 to
                                                         (1997 to present), Aetna                  present); Life Insurance
                                                         Investment Adviser                        Company of Georgia (2001
                                                         Holding Co. (2000 to                      to present); Midwestern
                                                         present), and Aetna                       United Life Insurance Co.
                                                         Retail Holding Company                    (2001 to present); ReliaStar
                                                         (2000 to present). Mr.                    Life Insurance Co. (2001 to
                                                         McInerney was formerly                    present); Security Life of
                                                         General Manager and                       Denver (2001 to present);
                                                         Chief Executive Officer                   Security Connecticut Life
                                                         of ING Worksite Division                  Insurance Co. (2001 to
                                                         (since December 2000 to                   present); Southland Life
                                                         October 2001); President                  Insurance Co. (2001 to
                                                         of Aetna Financial                        present); USG Annuity and
                                                         Services (August 1997 to                  Life Company (2001 to
                                                         December 2000); Head of                   present); United Life and
                                                         National Accounts and                     Annuity Insurance Co. Inc
                                                         Core Sales and                            (2001 to present); and the
                                                         Marketing for Aetna U.S.                  GCG Trust (February 2002 to
                                                         Healthcare (April 1996 to                 present). Mr. McInerney is a
                                                         March 1997).                              member of the Board of the
                                                                                                   National Commission on
                                                                                                   Retirement Policy, the
                                                                                                   Governor's Council on
                                                                                                   Economic Competitiveness
                                                                                                   and Technology of
                                                                                                   Connecticut, the Board of
                                                                                                   Directors of the Connecticut
                                                                                                   Business and Industry
                                                                                                   Association, the Board of
                                                                                                   Trustees of the Bushnell, the
                                                                                                   Board for the Connecticut
                                                                                                   Forum, and the Board of
                                                                                                   the Metro Hartford
                                                                                                   Chamber of Commerce, and
                                                                                                   is Chairman of Concerned
                                                                                                   Citizens for Effective
                                                                                                   Government.

--------------------------------------------------------------------------------

                                              TERM OF                                 NUMBER OF
                                            OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                               POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH      TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                  FUND        SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                  ----        ------         ---------------          ----------            -------
John G. Turner(3)             Chairman and  October      President, Turner                104      Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.  Director/     1999 to      Investment Company                        member of the Board of the
Scottsdale, AZ 85258          Trustee       Present      (since January 2002). Mr.                 GCG Trust. Mr. Turner also
Born: 1939                                               Turner was formerly Vice                  serves as a Director of the
                                                         Chairman of ING                           Hormel Foods Corporation
                                                         Americas (2000 to 2001);                  (May 2000 to present),
                                                         Chairman and Chief                        Shopko Stores, Inc. (August
                                                         Executive Officer of                      1999 to present), and M.A.
                                                         ReliaStar Financial Corp.                 Mortenson Co. (March 2002
                                                         and ReliaStar Life                        to present).
                                                         Insurance Company
                                                         (1993 to 2000); Chairman
                                                         of ReliaStar United
                                                         Services Life Insurance
                                                         Company (1995 to 1998);
                                                         Chairman of ReliaStar
                                                         Life Insurance Company
                                                         of New York (1995 to
                                                         2001); Chairman of
                                                         Northern Life Insurance
                                                         Company (1992 to 2000);
                                                         Chairman and
                                                         Director/Trustee of the
                                                         Northstar affiliated
                                                         investment companies
                                                         (1993 to 2001) and
                                                         Director, Northstar
                                                         Investment Management
                                                         Corporation and its
                                                         affiliates (1993 to 1999).

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                        TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
         AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
         -------                 --------------           -----------                     ---------------
Officers:

James M. Hennessy                President, Chief       March 2002 to          President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer,     Present (for the       ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258             and Chief Operat-      ING Funds)             Services, LLC, ING Advisors, Inc., ING In-
Born: 1949                       ing Officer                                   vestments, LLC, Lexington Funds Dis-
                                                                               tributor, Inc., Express America T.C. Inc.
                                 President, Chief       February 2001 to       and EAMC Liquidation Corp. (since De-
                                 Executive Officer,     March 2002 (for        cember 2001); Executive Vice President
                                 and Chief Operat-      the Pilgrim Funds)     and Chief Operating Officer of ING
                                 ing Officer                                   Funds Distributor, LLC (since June 2000).
                                                                               Formerly, Executive Vice President and
                                 Chief Operating        June 2000 to           Chief Operating Officer of ING Quantita-
                                 Officer                February 2001 (for     tive Management, Inc. (October 2001 to
                                                        the Pilgrim Funds)     September 2002); Senior Executive Vice
                                                                               President (June 2000 to December 2000)
                                                                               and Secretary (April 1995 to December
                                                                               2000) of ING Capital Corporation, LLC,
                                                                               ING Funds Services, LLC, ING Investments,
                                                                               LLC, ING Advisors, Inc., Express America
                                                                               T.C. Inc., and EAMC Liquidation Corp.;
                                                                               and Executive Vice President, ING Capital
                                                                               Corporation, LLC and its affiliates (May
                                                                               1998 to June 2000) and Senior Vice Presi-
                                                                               dent, ING Capital Corporation, LLC and
                                                                               its affiliates (April 1995 to April 1998).

Stanley D. Vyner                 Executive Vice         March 2002 to          Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President              Present (for the       Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                               ING Funds)             2000) and Chief Investment Officer of
Born: 1950                                                                     the International Portfolios, ING Invest-
                                 Executive Vice         July 1996 to March     ments, LLC (since July 1996). Formerly,
                                 President              2002 (for the in-      President and Chief Executive Officer of
                                                        ternational portfo-    ING Investments, LLC (August 1996 to
                                                        lios of the Pilgrim    August 2000).
                                                        Funds)

Mary Lisanti                     Executive Vice         March 2002 to          Executive Vice President of ING Invest-
7337 E. Doubletree Ranch Rd.     President              Present (for the       ments, LLC and ING Advisors, Inc. (since
Scottsdale, AZ 85258                                    ING Funds)             November 1999); Chief Investment Of-
Born: 1956                                                                     ficer of the Domestic Equity Portfolios,
                                 Executive Vice         May 1998 to            ING Investments, LLC (since 1999). For-
                                 President              March 2002 (for        merly, Executive Vice President of ING
                                                        the domestic eq-       Quantitative Management, Inc. (July
                                                        uity portfolios of     2000 to September 2002); Executive Vice
                                                        the Pilgrim Funds)     President and Chief Investment Officer
                                                                               for the Domestic Equity Portfolios of
                                                                               Northstar Investment Management Cor-
                                                                               poration, whose name changed to Pil-
                                                                               grim Advisors, Inc. and subsequently
                                                                               became part of ING Investments, LLC
                                                                               (May 1998 to October 1999); Portfolio
                                                                               Manager with Strong Capital Manage-
                                                                               ment (May 1996 to 1998); a Managing
                                                                               Director and Head of Small- and Mid-
                                                                               Capitalization Equity Strategies at Bank-
                                                                               ers Trust Corp. (1993 to 1996).

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                        TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
         AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
         -------                 --------------           -----------                     ---------------
Michael J. Roland                Executive Vice         March 2002 to          Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President, Assis-      Present (for           Officer and Treasurer of ING Funds Ser-
Scottsdale, AZ 85258             tant Secretary and     the ING Funds)         vices, LLC, ING Funds Distributor, LLC,
Born: 1958                       Principal Financial                           ING Advisors, Inc., ING Investments, LLC
                                 Officer                                       (December 2001 to present), Lexington
                                                                               Funds Distributor, Inc., Express America
                                 Chief Financial        December 2002 to       T.C. Inc. and EAMC Liquidation Corp.
                                 Officer                Present (for the       (since December 2001). Formerly, Execu-
                                                        IPI Funds)             tive Vice President, Chief Financial Of-
                                                                               ficer and Treasurer of ING Quantitative
                                 Senior Vice            June 1998 to           Management, Inc. (December 2001 to
                                 President and          March 2002 (for        October 2002); Senior Vice President, ING
                                 Principal Financial    the Pilgrim Funds)     Funds Services, LLC, ING Investments,
                                 Officer                                       LLC, and ING Funds Distributor, LLC (June
                                                                               1998 to December 2001) and Chief Fi-
                                                                               nancial Officer of Endeavor Group (April
                                                                               1997 to June 1998).

Robert S. Naka                   Senior Vice            March 2002 to          Senior Vice President and Assistant Sec-
7337 E. Doubletree Ranch Rd.     President and          Present (for the       retary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258             Assistant Secretary    ING Funds)             Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                     ING Investments, LLC (October 2001 to
                                 Senior Vice            November 1999 to       present) and Lexington Funds Distribu-
                                 President and          March 2002 (for        tor, Inc. (since December 2001). Formerly,
                                 Assistant Secretary    the Pilgrim Funds)     Senior Vice President and Assistant Sec-
                                                                               retary for ING Quantitative Manage-
                                 Assistant Secretary    July 1996 to           ment, Inc. (October 2001 to October
                                                        November 1999          2002); Vice President, ING Investments,
                                                        (for the Pilgrim       LLC (April 1997 to October 1999), ING
                                                        Funds)                 Funds Services, LLC (February 1997 to
                                                                               August 1999) and Assistant Vice Presi-
                                                                               dent, ING Funds Services, LLC (August
                                                                               1995 to February 1997).

Robyn L. Ichilov                 Vice President and     March 2002 to          Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer              Present (for the       (since October 2001) and ING Invest-
Scottsdale, AZ 85258                                    ING Funds)             ments, LLC (since August 1997); Account-
Born: 1967                                                                     ing Manager, ING Investments, LLC (since
                                 Vice President and     May 1998 to            November 1995).
                                 Treasurer              March 2002 (for
                                                        the Pilgrim Funds)

                                 Vice President         November 1997 to
                                                        May 1998 (for the
                                                        Pilgrim Funds)

Kimberly A. Anderson             Vice President and     March 2002 to          Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.     Secretary              Present (for the       ING Funds Services, LLC, ING Funds Dis-
Scottsdale, AZ 85258                                    ING Funds)             tributor, LLC, ING Advisors, Inc., ING In-
Born: 1964                                                                     vestments, LLC (since October 2001) and
                                                        February 2001 to       Lexington Funds Distributor, Inc. (since
                                                        March 2002 (for        December 2001). Formerly, Vice President
                                                        the Pilgrim Funds)     for ING Quantitative Management, Inc.
                                                                               (October 2001 to October 2002); Assis-
                                                                               tant Vice President of ING Funds Ser-
                                                                               vices, LLC (November 1999 to January
                                                                               2001) and has held various other posi-
                                                                               tions with ING Funds Services, LLC for
                                                                               more than the last five years.

Todd Modic                       Assistant Vice         April 2002 to          Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President              Present (for           Investments, LLC (since March 2001). For-
Scottsdale, AZ 85258                                    the ING Funds)         merly, Director of Financial Reporting,
Born: 1967                                                                     Axient Communications, Inc. (May 2000
                                                        March 2002 to          to January 2001) and Director of Fi-
                                                        Present (for           nance, Rural/Metro Corporation (March
                                                        certain ING Funds)     1995 to May 2000).

                                                        August 2001 to
                                                        March 2002 (for
                                                        the Pilgrim Funds)

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                        TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
         AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
         -------                 --------------           -----------                     ---------------
Maria M. Anderson                Assistant Vice         April 2002 to          Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President              Present (for           Services, LLC (since October 2001). For-
Scottsdale, AZ 85258                                    the ING Funds)         merly, Manager of Fund Accounting and
Born: 1958                                                                     Fund Compliance, ING Investments, LLC
                                                        March 2002 to          (September 1999 to November 2001);
                                                        Present (for           Section Manager of Fund Accounting,
                                                        certain ING Funds)     Stein Roe Mutual Funds (July 1998 to
                                                                               August 1999); and Financial Reporting
                                                        August 2001 to         Analyst, Stein Roe Mutual Funds (August
                                                        March 2002 (for        1997 to July 1998).
                                                        the Pilgrim Funds)

Edwin Schriver                   Senior Vice            March 2002 to          Senior Vice President (since November
7337 E. Doubletree Ranch Rd.     President and          Present (for           1999) and Senior Portfolio Manager
Scottsdale, Arizona 85258        Senior Portfolio       certain ING Funds)     (since October 2001) for ING Invest-
Born: 1945                       Manager                                       ments, LLC. Formerly, Senior High Yield
                                                        November 1999 to       Analyst, Dreyfus Corporation (April 1998
                                                        March 2002 (for        to November 1999); and President of
                                                        certain Pilgrim        Cresent City Research (July 1993 to April
                                                        Funds)                 1998).

Steven Rayner                    Vice President         March 2002 to          Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since October 2001). Formerly, Assistant
Scottsdale, Arizona 85258        Manager                certain ING Funds)     Vice President, ING Investments, LLC;
Born: 1966                                                                     (February 1998 to January 2001) and has
                                                        January 2001 to        held various other positions with ING
                                                        March 2002 (for        Investments, LLC and its predecessors
                                                        certain Pilgrim        since June 1995.
                                                        Funds)

Robert Kloss                     Vice President         March 2002 to          Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since January 2001) and has held various
Scottsdale, Arizona 85258        Manager                certain ING Funds)     other positions with ING Investments,
Born: 1955                                                                     LLC and its predecessors for the last five
                                                        January 2001 to        years.
                                                        March 2002 (for
                                                        certain Pilgrim
                                                        Funds)

Thomas Jackson                   Senior Vice            March 2002 to          Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.     President and          Present (for           LLC (since June 2001) and ING Advisors,
Scottsdale, Arizona 85258        Senior Portfolio       certain ING Funds)     Inc.(since October 2001); and Senior Port-
Born: 1945                       Manager                                       folio Manager for ING Investments, LLC
                                                        June 2001 to           and ING Advisors, Inc. (since October
                                                        March 2002 (for        2001). Formerly Managing Director, Pru-
                                                        certain Pilgrim        dential Investments (April 1990 to De-
                                                        Funds)                 cember 2000); and prior to April 1990,
                                                                               Co-Chief Investment Officer and Manag-
                                                                               ing Director at Century Capital Associ-
                                                                               ates and Red Oak Advisors.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                        TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
         AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
         -------                 --------------           -----------                     ---------------
Jeffrey Bernstein                Senior Vice Presi-     March 2002 to          Senior Vice President (since October
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for cer-      1999) of ING Investments, LLC and Senior
Scottsdale, Arizona 85258        Portfolio Manager      tain ING Funds)        Portfolio Manager (since October 2001)
Born: 1966                                                                     for ING Advisors, Inc. and ING Invest-
                                                        June 2000 to           ments, LLC. Formerly, Portfolio Manager,
                                                        March 2002 (for        Northstar Investment Management Cor-
                                                        certain Pilgrim        poration, whose name changed to Pil-
                                                        Funds)                 grim Advisors, Inc.and subsequently
                                                                               became part of ING Investments, LLC
                                                                               (May 1998 to October 1999); Portfolio
                                                                               Manager, Strong Capital Management
                                                                               (1997 to May 1998); and Portfolio
                                                                               Manager,Berkeley Capital (1995 to 1997).

Richard T. Saler                 Senior Vice Presi-     March 2002 to          Senior Vice President and Director of In-
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for cer-      ternational Equity Investment Strategy
Scottsdale, AZ 85258             Portfolio Manager      tain ING Funds)        of ING Investments, LLC and ING Advi-
Born: 1961                                                                     sors, Inc.(since October 2001). Formerly,
                                                        June 2000 to           Senior Vice President and Director of In-
                                                        March 2002 (for        ternational Equity Strategy, Lexington
                                                        certain the Pilgrim    Management Corporation (which was
                                                        Funds)                 acquired by ING Investments, LLC 's par-
                                                                               ent company in July 2000)(1986 to July
                                                                               2000).

Philip A. Schwartz               Senior Vice Presi-     March 2002 to          Senior Vice President and Director of In-
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for cer-      ternational Equity Investment Strategy
Scottsdale, AZ 85258             Portfolio Manager      tain ING Funds)        for ING Investments, LLC and ING Advi-
Born: 1961                                                                     sors, Inc.(since October 2001). Formerly,
                                                        June 2000 to           Senior Vice President and Director of In-
                                                        March 2002 (for        ternational Equity Strategy, Lexington
                                                        certain the Pilgrim    Management Corporation (which was
                                                        Funds)                 acquired by ING Investments, LLC's par-
                                                                               ent company in July 2000); Vice Presi-
                                                                               dent of European Research Sales,
                                                                               Cheuvreux de Virieu in Paris and New
                                                                               York (prior to 1993).

Andy Mitchell                    Vice President         April 2002 to          Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for cer-      (since July 2000). Formerly, Senior Credit
Scottsdale, AZ 85258             Manager                tain ING Funds)        Analyst, Katonah Capital (March 2000 to
Born: 1963                                                                     July 2000); Vice President and Senior
                                                        October 2000 to        High Yield Analyst, Merrill Lynch Asset
                                                        March 2002 (for        Management (March 1998 to March
                                                        certain the Pilgrim    2000); and Assistant Vice President and
                                                        Funds)                 Senior High Yield Analyst, Schroder Capi-
                                                                               tal Management (March 1994 to March
                                                                               1998).

Russ Stiver                      Vice President         March 2002 to          Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for cer-      (since May 2000). Formerly, Acting Vice
Scottsdale, AZ 85258             Manager                tain ING Funds)        President, ING Investments, LLC (April
Born: 1962                                                                     1999 to April 2000) and Portfolio Man-
                                                        October 2000 to        ager, Manulife Financial (November 1996
                                                        March 2002 (for        to April 2000).
                                                        certain the Pilgrim
                                                        Funds)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIANS
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP 99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling ING Variable Products Trust at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                   VPTRAR  1202-021803

ANNUAL REPORT

December 31, 2002                        DOMESTIC EQUITY GROWTH PORTFOLIOS
ING VARIABLE PRODUCTS TRUST              ING VP Growth Opportunities Portfolio
CLASS S                                  ING VP LargeCap Growth Portfolio
                                         ING VP MidCap Opportunities Portfolio
                                         ING VP SmallCap Opportunities Portfolio

                                         DOMESTIC EQUITY VALUE PORTFOLIOS
                                         ING VP Large Company Value Portfolio
                                         ING VP MagnaCap Portfolio

                                         DOMESTIC EQUITY AND INCOME PORTFOLIO
                                         ING VP Convertible Portfolio

                                         INTERNATIONAL EQUITY PORTFOLIO
                                         ING VP International Value Portfolio





                                             [PHOTO]

                                                                     [LION LOGO]
                                                                      ING FUNDS

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ...............................     1
            Portfolio Managers' Reports:
              Domestic Equity Growth Portfolios ..............     2
              Domestic Equity Value Portfolios ...............    10
              Domestic Equity and Income Portfolio ...........    14
              International Equity Portfolio .................    16
            Index Descriptions ...............................    18
            Independent Auditors' Report .....................    19
            Statements of Assets and Liabilities .............    20
            Statements of Operations .........................    22
            Statements of Changes in Net Assets ..............    24
            Financial Highlights .............................    28
            Notes to Financial Statements ....................    36
            Portfolios of Investments ........................    46
            Tax Information ..................................    63
            Director/Trustee and Officer Information .........    64

                              PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the Class S shares of the ING Variable Products Trust.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James Hennessy

James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice-President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOALS: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in the common stock of U.S. companies that the Portfolio Managers feel have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunication, utility, and industrial sectors. There were no sectors in the S&P 500 Index (S&P 500) that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -31.51% compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from strong stock selection in the energy and telecommunications sectors, as stocks such as XTO Energy, Valero, and Nextel Communications all outperformed substantially. During the year, we cut back on our exposure to consumer-related and technology stocks, which began the year as the sectors with the biggest exposure in the Portfolio. In their place, we increased our holdings in healthcare and telecommunications.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it will likely take some time for this stimulus to work its way through the economy.

We do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Managers' Report                 ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                            5/3/01      12/31/01    12/31/02
                                            ------      --------    --------
ING VP Growth Opportunites Portfolio       $10,000       $7,957      $5,449
S&P 500 Index                              $10,000       $9,276      $7,225

                                                  AVERAGE ANNUAL
                                               TOTAL RETURNS FOR THE
                                                   PERIODS ENDED
                                                 DECEMBER 31, 2002
                                           -----------------------------
                                                         SINCE INCEPTION
                                            1 YEAR           5/3/01
                                            ------           ------
Class S                                    -31.51%           -30.63%
S&P 500 Index                              -22.10%           -17.72%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Growth Opportunities Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies.

                See accompanying index descriptions on page 18.

ING VP LARGECAP GROWTH PORTFOLIO                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP LargeCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the upper 90% of the S&P 500 Index.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunications, utility, and industrial sectors. There were no sectors in the S&P 500 that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -34.80% compared to the Russell 1000 Growth Index, which returned -27.88%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from strong stock selection in the healthcare sector, as stocks such as Boston Scientific, Stryker, and Forest Labs all outperformed substantially. During the year, we cut back on our exposure to consumer related and technology stocks, which began the year as the sectors with the biggest exposure in the Portfolio. In their place, we increased our holdings in healthcare and telecommunications.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it will likely take some time for this stimulus to work its way through the economy.

Nevertheless, we do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Managers' Report                      ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                           8/2/01      12/31/01    12/31/02
                                           ------      --------    --------
ING VP LargeCap Growth Portfolio          $10,000       $9,660      $6,298
Russell 1000 Growth Index                 $10,000       $9,517      $6,863

                                                 AVERAGE ANNUAL
                                              TOTAL RETURNS FOR THE
                                                  PERIODS ENDED
                                                DECEMBER 31, 2002
                                          -----------------------------
                                                        SINCE INCEPTION
                                           1 YEAR           8/2/01
                                           ------           ------
Class S                                   -34.80%           -27.79%
Russell 1000 Growth Index                 -27.88%           -23.33%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP LargeCap Growth Portfolio against the Russell 1000 Growth Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 8/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Managers feel have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunications, utility, and industrial sectors. There were no sectors in the S&P 500 Index that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -25.99% compared to the S&P Midcap 400 Index, which returned -14.51%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from strong stock selection in the energy and telecommunications sectors, as stocks such as XTO Energy, Valero, and Nextel Communications all outperformed substantially. During the year, we cut back on our exposure to consumer related and technology stocks, which began the year as the sectors with the biggest exposure in the Portfolio. In their place, we increased our holdings in healthcare and telecommunications.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it will likely take some time for this stimulus to work its way through the economy.

Nevertheless, we do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

Portfolio Managers' Report                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                             5/7/01      12/31/01    12/31/02
                                             ------      --------    --------
ING VP MidCap Opportunites Portfolio        $10,000       $8,507      $6,296
S&P MidCap 400 Index                        $10,000      $10,033      $8,577

                                                   AVERAGE ANNUAL
                                                TOTAL RETURNS FOR THE
                                                    PERIODS ENDED
                                                  DECEMBER 31, 2002
                                            -----------------------------
                                                          SINCE INCEPTION
                                             1 YEAR           5/7/01
                                             ------           ------
Class S                                     -25.99%           -24.45%
S&P MidCap 400 Index                        -14.51%            -8.80%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP MidCap Opportunities Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Lisanti, Executive Vice-President and Chief Investment Officer, ING Investments, LLC.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing at least 80% of its total assets in the common stock of smaller U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: The U.S. stock market finished its third consecutive down year on December 31, 2002 as financial markets continued to exhibit substantial volatility. While the economy resumed a growth trajectory during the first quarter of the year, the rate of growth was less than many had hoped, and corporate profit growth remained elusive. However, this year saw a further complication to the market picture, as a rash of corporate and accounting scandals rattled investor confidence, and the world's geopolitical tensions took a turn for the worse on a number of fronts. The Federal Reserve moved to alleviate the situation by continuing its accommodative stance, sending short-term interest rates to their lowest levels in over forty years.

Technology stocks were once again the worst performers, although significant declines also occurred in the telecommunications, utility, and industrial sectors. There were no sectors in the S&P 500 Index that even turned in a positive performance in 2002. Small and mid capitalization stocks outperformed large cap equities, and value benchmarks declined less than growth indices. All of the major equity benchmarks declined to levels last seen in 1998. However, the equity markets did begin to show signs of life at the end of 2002, turning in strong performance in the fourth quarter.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -43.74% compared to the Russell 2000 Index, which returned -20.48%.

PORTFOLIO SPECIFICS: The Portfolio is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in its benchmark. These stocks can often be more expensive on a Price to Earnings (P/E) basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market.

The Portfolio's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. These stocks underperformed as the economic recovery was pushed further out into the future. However, the Portfolio did benefit from selective stock picking in the healthcare and technology sectors, as stocks such as Taro Pharmaceuticals, Cognizant Technology Solutions, and Avid Technology all outperformed substantially. During the year, we cut back on our exposure to financial stocks, while we increased our holdings in healthcare and information technology.

MARKET OUTLOOK: As in 1990-1991, current economic recovery appears fragile, corporate profit growth is anemic, and the stock market is beset over concerns about credit risk, balance sheets, consumer spending, and corporate capital spending. Although the Federal Reserve continues to pump liquidity into the market, we expect it will likely take some time for this stimulus to work its way through the economy.

Nevertheless, we do believe that corporate profits have bottomed and should improve in 2003. We are significantly overweight the technology and healthcare sectors, which we expect may be poised for faster than average growth. Also, we have increased our exposure to the energy sector, as ongoing disruptions to supply are likely to keep prices higher for longer. Consistent with our long-term view, we are focused on companies (i) that have strong new product cycles and can generate earnings growth regardless of the economy, (ii) that have restructured their businesses to improve profitability, and (iii) whose managements are focused on improving shareholder value.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               Portfolio Manager's Report
--------------------------------------------------------------------------------

                                               5/3/01     12/31/01     12/31/02
                                               ------     --------     --------
ING VP SmallCap Opportunites Portfolio        $10,000       $8,610      $4,844
Russell 2000 Index                            $10,000      $10,166      $8,084

                                                     AVERAGE ANNUAL
                                                  TOTAL RETURNS FOR THE
                                                      PERIODS ENDED
                                                    DECEMBER 31, 2002
                                              -----------------------------
                                                            SINCE INCEPTION
                                               1 YEAR           5/3/01
                                               ------           ------
Class S                                       -43.74%           -35.38%
Russell 2000 Index                            -20.48%           -11.98%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                See accompanying index descriptions on page 18.

ING VP LARGE COMPANY VALUE PORTFOLIO                  Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP Large Company Value Portfolio the "Portfolio") seeks long-term capital appreciation with income as a secondary objective.

MARKET OVERVIEW: The U.S. stock market declined significantly in the year ended December 31, 2002 with the S&P 500 Index (S&P 500) down 22.10% and the S&P/Barra Value Index down 20.86%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied in the fourth quarter of the year. The stock market was buffeted by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied initially by some better than expected signs of economic growth, by a further cut in interest rates by the Federal Reserve, and by narrowing quality spreads in the debt markets.

For the year, the stocks of smaller and mid-sized companies outperformed those of larger companies. Looking at the S&P/Barra style based indices, value stocks outperformed growth stocks across the capitalization spectrum for the third year in a row.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares provided a total return of -22.39%, compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: The Portfolio is being managed in a value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this may be a good way to manage money over the long run. However, it is worthwhile to point out that the stock market is not ignorant. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are (if ever) solved. In return, the investor receives the potential "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Portfolio for the last year relative to the S&P 500 and the S&P/Barra Value Index is more than attributable to the Fund's large and unsuccessful investments in the electric utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices, debt heavy balance sheets, the California energy crisis, regional over capacity, lower demand for electricity due to the recession, a collapse in energy trading, declining profit margins, and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks appeared "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the utility investment substantially, but not before it negatively impacted the results of the Portfolio. There is a general lesson in this with regard to value investing:
If the problem that is making the stock "cheap" turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go relatively right over the last year. The Portfolio's underweight in technology, financial, and energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the utilities.

MARKET OUTLOOK: While the length and depth of the market decline over the last several years has been painful, the good news is that stocks appear now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that has not been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation seems under control, and the Federal Reserve is accommodating.

The market continues to deal with a number of issues including accounting integrity and corporate governance, record levels of corporate and consumer debt, the intermediate term trajectory of the economy, the long-term growth of corporate profits, and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the `80's and `90's. In fact, stocks may well provide returns

Portfolio Manager's Report                  ING VP LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are over-weighted compared to the Value indices (about in line with the S&P 500). As an offset, we are under-weighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1). To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2). Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

                                              7/31/01     12/31/01     12/31/02
                                              -------     --------     --------
ING VP Large Company Value Portfolio          $10,000      $10,492      $8,143
S&P 500 Index                                 $10,000       $9,538      $7,430

                                                      AVERAGE ANNUAL
                                                   TOTAL RETURNS FOR THE
                                                       PERIODS ENDED
                                                     DECEMBER 31, 2002
                                              ------------------------------
                                                             SINCE INCEPTION
                                               1 YEAR            7/31/01
                                               ------            -------
Class S                                       -22.39%            -13.47%
S&P 500 Index                                 -22.10%            -18.92%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Large Company Value Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 8/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. The Fund may also invest in foreign securities. International investing does pose special risks, including currency fluctuations, economic and political risks not found in investments that are solely domestic. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital with dividend income as secondary consideration.

MARKET OVERVIEW: The U.S. stock market declined significantly in the year ended December 31, 2002 with the S&P 500 Index (S&P 500) down 22.10% and the S&P/Barra Value Index down 20.86%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied in the fourth quarter of the year. The stock market was buffeted by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied initially by some better than expected signs of economic growth, by a further cut in interest rates by the Federal Reserve, and by narrowing quality spreads in the debt markets.

For the year, the stocks of smaller and mid-sized companies outperformed those of larger companies. Looking at the S&P/Barra style based indices, value stocks outperformed growth stocks across the capitalization spectrum for the third year in a row.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -22.99%, compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: The Portfolio is being managed in a value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this may be a good way to manage money over the long run. However, it is worthwhile to point out that the stock market is not ignorant. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are (if ever) solved. In return, the investor receives the potential "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Portfolio for the last year relative to the S&P 500 and the S&P/Barra Value Index is more than attributable to the Portfolio's large and unsuccessful investment in the Electric Utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices, debt heavy balance sheets, the California energy crisis, regional over capacity, lower demand for electricity due to the recession, a collapse in energy trading, declining profit margins, and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks appeared "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the Utility investment substantially, but not before it negatively impacted the results of the Portfolio. There is a general lesson in this with regard to Value investing:
If the problem that is making the stock "cheap" turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go relatively right over the last year. The Portfolio's underweight in technology, financial, and energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the utilities.

MARKET OUTLOOK: While the length and depth of the market decline over the last several years has been painful, the good news is that stocks appear now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that has not been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation seems under control, and the Federal Reserve is accommodating.

The market continues to deal with a number of issues including accounting integrity and corporate governance, record levels of corporate and consumer debt, the intermediate term trajectory of the economy, the long-term growth of corporate profits, and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the `80's and `90's. In fact, stocks may well provide returns

Portfolio Manager's Report                             ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are over-weighted compared to the Value indices (about in line with the S&P 500). As an offset, we are under-weighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1). To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2). Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

                                               5/3/01      12/31/01    12/31/02
                                               ------      --------    --------
ING VP MagnaCap Portfolio (1)                 $ 10,000      $ 9,425     $ 7,258
S&P 500 Index (2)                             $ 10,000      $ 9,276     $ 7,225

                                                      AVERAGE ANNUAL
                                                   TOTAL RETURNS FOR THE
                                                       PERIODS ENDED
                                                     DECEMBER 31, 2002
                                              ------------------------------
                                                             SINCE INCEPTION
                                                1 YEAR           5/3/01
                                                ------           ------
Class S                                         -22.99%         -17.55%
S&P 500 Index                                   -22.10%         -17.72%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP MagnaCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 18.

ING VP CONVERTIBLE PORTFOLIO                          Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Ed Schriver, Anu Sahai, Andy Mitchell, ING Investments, LLC.

GOAL: The ING VP Convertible Portfolio, (the "Portfolio") seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its assets in convertible securities.

MARKET OVERVIEW: The first half of 2002 witnessed a divergence between the economy and the financial markets. The market posted positive returns in early 2002, only to see them eroded by increasing concerns regarding integrity of corporate accounting, reduced expectations on the strength of the U.S. economic rebound, international hostilities and valuation levels within the equity markets. At the same time, Wall St. firms lost some credibility from investigations into their role in the telecom/internet bubble. To jump-start the economy, the Federal Reserve kept lowering short-term rates to the lowest levels seen in decades. The late-year rally was not substantial enough to mitigate the full year negative returns.

The increasingly defensive tone of the U.S. financial markets led to value-oriented sectors such as financials, consumer staples, and materials posting the strongest returns. Thanks to the accounting scandals revealed for some of the large companies like Adelphia Communications, Enron, Xerox and WorldCom, the worst performing sectors were the technology, utility, media, and telecom sectors.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -6.89% compared to the Credit Suisse First Boston Convertible Index, which returned -8.13%

PORTFOLIO SPECIFICS: The convertible securities market was not immune to the changes the financial markets witnessed. Since the convertible securities universe is over weighted in technology, one might have even expected convertibles to fare worse in the continued sell-off of the last year. With the decrease in equity valuations, however, more of the convertible universe has become more bond like than it has been in the past, and thus, less sensitive to changes in the underlying equity. As an asset class, convertibles outperformed stocks and trounced technology heavy indices such as the NASDAQ Composite.

Following a management change in April, the Portfolio benefited from the repositioning to a more market-weighted and near-term defensive posture with respect to equity sensitivity and certain sector positioning. Security selection was particularly successful in the technology, telecommunication and utility sectors, where the Portfolio was underweight. Overweighting of the healthcare and financial sectors also helped the Portfolio versus the benchmark. Though energy as a sector was down, driven by the Enron collapse, the Portfolio was able to out perform the sector through favorable sub-sector and security selections. Within healthcare, the Portfolio witnessed positive returns in the health services segment, though somewhat offset by the negative performance of the biotechnology segment.

MARKET OUTLOOK: Despite the likelihood that the Fed may continue to be more accommodative, we think the profitability outlook for firms may only slowly improve. Businesses simply do not have much pricing power and indeed this aspect is one of the reasons why inflation will likely remain under control during the economic recovery and why the Fed may be under less pressure to raise rates than commonly assumed. Continued investor uncertainty is not out of the question, with forward-looking economic indicators pointing to lingering softness in the U.S. economy in the near term. Thus, we expect volatility in the markets to stay high through the early part of 2003. In light of this, convertibles are probably the most attractive asset class due to the upside potential and the downside protection.

We continue to favor a relatively more defensive holding mix in the near term. At the same time, we continue to look for companies, primarily in cyclicals, but across the spectrum, that may benefit from a gradually recovering economy as we expect the market will likely reward companies that typically benefit in the recovery part of the cycle.

A bottom up approach, which relies on fundamental analysis and careful stock selection within our broader top down sector positioning strategy, continues to be the foundation for our investment decisions.

Portfolio Managers' Report                          ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------

                                                 8/20/01   12/31/01   12/31/02
                                                 -------   --------   --------
ING VP Convertible Portfolio                     $10,000    $10,567     $9,840
Credit Suisse First Boston Convertible Index     $10,000    $10,031     $9,216

                                                    AVERAGE ANNUAL
                                                 TOTAL RETURNS FOR THE
                                                     PERIODS ENDED
                                                   DECEMBER 31, 2002
                                              ---------------------------
                                                          SINCE INCEPTION
                                              1 YEAR          8/20/01
                                              ------          -------
Class S                                       -6.89%          -1.17%
Credit Suisse First Boston Convertible
  Index                                       -8.13%          -5.94%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Convertible Portfolio against the Credit Suisse First Boston Convertible Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 9/1/01.

PRINCIPAL RISK FACTOR(S): The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower rated securities may be less liquid than higher quality investments. This fund also has exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments. The Portfolio may also invest in small and medium sized companies, which may be more susceptible to greater price volatility than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, L.P.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Portfolio may hold up to 25% of its assets in companies with smaller market capitalizations.

MARKET OVERVIEW: 2002 was a year in which an expected global recovery failed to take hold and the only meaningful source of demand benefiting international companies was the U.S. consumer! Ultimately, confidence was depressed by corporate scandals and the threat of war. After an August rally fizzled, major markets fell to multi-year lows at the beginning of October, before rebounding in the last quarter. For the year, based on the relevant MSCI indices expressed in U.S. dollars, European markets (ex the U.K.) fell 20.3%, the U.K. market fell 15.2%, Japan fell 10.3% and emerging markets fell an average of 6.2%. Practically all of the losses were incurred in the second half. The U.S. dollar fell nearly 12% on average against foreign currencies, (using stock market capitalization as weights).

PERFORMANCE: For the period from inception (March 19, 2002), the Portfolio's class S shares, excluding any charges, provided a total return of -19.04%, compared to the MSCI EAFE, which returned -16.13%

PORTFOLIO SPECIFICS: Since the change in management, the Portfolio has gained in asset allocation from its cash holdings and by being underweight technology, as the managers were skeptical about the pace of global recovery in capital spending. Stock selection gains were made for the half-year among financial stocks and materials. However, this was diminished by significant stock selection losses in the consumer discretionary sector.

Since mid year, the stock that contributed most to performance was U.K. mobile telecommunications giant Vodaphone, which rose 34%. The stock that contributed least was German insurer Allianz, which fell 53%.

Since the initial re-positioning of the Portfolio, sector weightings have not changed dramatically and were driven by changes in relative value, often at the stock level. The underweighting in technology was reduced by the end of the year as prices became more reasonable. On the other hand the underweighting in financials was increased as the continued failure of the world's economies to gain traction dampened their prospects. The underweighting in utilities was also increased and the overweighting in consumer staples reduced to neutral, as stocks in these sectors seemed to offer less and less value.

Changes in regional weights during this time were again driven by the sector and stock decisions of the type referred to above. The most noteworthy net results were the reduction of the underweight in Japan and the increase in our emerging markets weighting largely at the expense of developed Europe ex the U.K.

MARKET OUTLOOK: As welcomed as the rally in the last quarter of 2002 was, half of the gains were given back in December as the old nagging economic fears resurfaced: that the one and only material source of demand in the world to keep business activity going was U.S. consumers and they were starting to tire. There is still no sign of a rebound in capital spending after the excesses of the late 1990s. Add to this geopolitical foreboding, as armed conflict in the Middle East edged ever closer and a new crisis gathered over the Korean Peninsula.

Investment strategy in our broadly based international Portfolios, therefore, assumes a continued state of weak global demand. An underweight in financials, principally banks, by about 6% and in utilities by about 5%, are our biggest sector bets. Regionally we are underweight in developed markets against the MSCI EAFE benchmark but we hold between 5% and 6% in emerging markets plus a few names in Canada. It must be stressed, however, that these sector and regional weighting decisions arise primarily at the stock level. Cash remains relatively high because of the need to be deliberate before investing in these markets, where there are no safe havens.

Portfolio Managers' Report                  ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                              3/19/02     12/31/02
                                              -------     --------
ING VP International Value Portfolio          $10,000       $8,096
MSCI EAFE Index                               $10,000       $8,387


                                              TOTAL RETURNS FOR THE
                                                  PERIOD ENDED
                                                DECEMBER 31, 2002
                                              ---------------------
                                                 SINCE INCEPTION
                                                     3/19/02
                                                     -------
Class S                                              -19.04%
MSCI EAFE Index                                      -16.13%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 4/1/02.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

                See accompanying index descriptions on page 18.

                              INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The STANDARD & POORS (S&P) 500 INDEX is a widely recognized, unmanaged index of 500 common stocks.

The RUSSELL 2000 INDEX is an unmanaged index that measures the performance of 2,000 small companies.

The NASDAQ COMPOSITE INDEX is an unmanaged index that measures all domestic and non-U.S. based common stocks listed on the Nasdaq stock market. The index is market-value weighted.

The S&P MIDCAP 400 INDEX is an unmanaged index which measures performance of the mid-size company segment of the U.S. market.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The CREDIT SUISSE FIRST BOSTON CONVERTIBLE INDEX is an index representing the universe of convertible securities.

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The S&P BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
 ING Variable Products Trust:

We have audited the accompanying statements of assets and liabilities, of ING VP Growth Opportunities Portfolio, ING VP LargeCap Growth Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Large Company Value Portfolio, ING VP MagnaCap Portfolio, ING VP Convertible Portfolio and ING VP International Value Portfolio (formerly, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP LargeCap Growth Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Pilgrim VP Large Company Value Portfolio, Pilgrim VP MagnaCap Portfolio, Pilgrim VP Convertible Portfolio, and Pilgrim VP International Value Portfolio, respectively), eight Portfolios within the ING Variable Products Trust (formerly, Pilgrim Variable Products Trust) (the "Trust"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods ending prior to January 1, 2000 the financial highlights were audited by other auditors whose report thereon dated February 15, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except those identified as having been audited by other auditors, present fairly, in all material respects the financial position of ING VP Growth Opportunities Portfolio, ING VP LargeCap Growth Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Large Company Value Portfolio, ING VP MagnaCap Portfolio, ING VP Convertible Portfolio and ING VP International Value Portfolio as of December 31, 2002, the results of their operations, changes in their net assets and financial highlights for the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP


Boston, Massachusetts
February 7, 2003

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                                        ING VP             ING VP            ING VP             ING VP
                                                        GROWTH            LARGECAP           MIDCAP            SMALLCAP
                                                     OPPORTUNITIES         GROWTH         OPPORTUNITIES      OPPORTUNITIES
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ---------         ---------          ---------          ---------
ASSETS:
Investments in securities at value*                  $ 14,343,977       $ 1,234,280       $  6,790,952      $  91,353,820
Short-term investments at amortized cost                  574,000            96,000            435,000          4,360,000
Cash                                                          630               216                815                484
Receivables:
 Investment securities sold                               192,179            33,914            101,741          1,567,381
 Fund shares sold                                          39,045                --             86,883            380,040
 Dividends and interest                                     1,181               907                608              1,411
Prepaid expenses                                              108                --                  2              2,508
Reimbursement due from manager                              5,216             1,725                118             14,565
                                                     ------------       -----------       ------------      -------------
  Total assets                                         15,156,336         1,367,042          7,416,119         97,680,209
                                                     ------------       -----------       ------------      -------------
LIABILITIES:
Payable for investment securities purchased               259,524            23,827             62,731            802,178
Payable for fund shares redeemed                                5                42             46,631             42,419
Payable to affiliates (Note 6)                             12,756             1,403              5,673             78,468
Other accrued expenses and liabilities                     18,480            21,888             23,590             76,233
                                                     ------------       -----------       ------------      -------------
  Total liabilities                                       290,765            47,160            138,625            999,298
                                                     ------------       -----------       ------------      -------------
NET ASSETS                                           $ 14,865,571       $ 1,319,882       $  7,277,494      $  96,680,911
                                                     ============       ===========       ============      =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                        24,274,652         1,839,448         10,140,114        184,482,950
Accumulated net investment loss                                --            (3,239)                --                 --
Accumulated net realized loss on investments           (9,474,889)         (557,505)        (2,884,366)       (92,355,367)
Net unrealized appreciation of investments                 65,808            41,178             21,746          4,553,328
                                                     ------------       -----------       ------------      -------------
NET ASSETS                                           $ 14,865,571       $ 1,319,882       $  7,277,494      $  96,680,911
                                                     ============       ===========       ============      =============
* Cost of securities                                 $ 14,278,169       $ 1,193,102       $  6,769,206      $  86,800,492

CLASS R:
Net assets                                           $  4,808,144               n/a       $  4,682,989      $  64,766,869
Shares authorized                                       unlimited               n/a          unlimited          unlimited
Par value                                            $       0.01               n/a       $       0.01      $        0.01
Shares outstanding                                      1,280,499               n/a          1,040,991          6,084,636
Net asset value and redemption price per share       $       3.75               n/a       $       4.50      $       10.64

CLASS S:
Net assets                                           $ 10,057,427       $ 1,319,882       $  2,594,505      $  31,914,042
Shares authorized                                       unlimited         unlimited          unlimited          unlimited
Par value                                            $       0.01       $      0.01       $       0.01      $        0.01
Shares outstanding                                      2,675,633           210,667            580,646          3,008,213
Net asset value and redemption price per share       $       3.76       $      6.27       $       4.47      $       10.61

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                                         ING VP                                                  ING VP
                                                          LARGE             ING VP             ING VP         INTERNATIONAL
                                                      COMPANY VALUE        MAGNACAP         CONVERTIBLE           VALUE
                                                        PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                        ---------          ---------         ---------          ---------
ASSETS:
Investments in securities at value*                   $ 1,320,628        $ 16,986,136       $ 1,345,619       $ 58,164,142
Short-term investments at amortized cost                   65,000             711,000           187,000                 --
Cash                                                          330                 633               557          6,501,919
Receivables:
 Investment securities sold                                    --                  --                --            909,405
 Fund shares sold                                             651               1,692             4,096            269,043
 Dividends and interest                                     3,224              40,537             5,567             66,918
Other Assets (Note 2)                                          --                  --                --          1,428,715
Prepaid expenses                                               --                 105                 2             24,344
Reimbursement due from manager                                 --               5,209             3,611             84,053
                                                      -----------        ------------       -----------       ------------
  Total assets                                          1,389,833          17,745,312         1,546,452         67,448,539
                                                      -----------        ------------       -----------       ------------
LIABILITIES:
Payable for investment securities purchased                    --                  --                --          1,810,358
Payable for fund shares redeemed                               --               7,821                --                 --
Payable for securities loaned                                  --                  --                --          1,428,715
Payable to affiliates (Note 6)                              2,158              14,961             1,381             59,513
Other accrued expenses and liabilities                     21,288              10,987            18,443             66,075
                                                      -----------        ------------       -----------       ------------
  Total liabilities                                        23,446              33,769            19,824          3,364,661
                                                      -----------        ------------       -----------       ------------
NET ASSETS                                            $ 1,366,387        $ 17,711,543       $ 1,526,628       $ 64,083,878
                                                      ===========        ============       ===========       ============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                         1,668,504          21,683,696         1,620,968         75,107,726
Accumulated net investment loss                            (2,821)                 --            (3,051)                --
Accumulated net realized loss on investments and
 foreign currencies                                       (60,647)           (897,632)          (80,938)        (7,952,816)
Net unrealized depreciation of investments and
 foreign currencies                                      (238,649)         (3,074,521)          (10,351)        (3,071,032)
                                                      -----------        ------------       -----------       ------------
NET ASSETS                                            $ 1,366,387        $ 17,711,543       $ 1,526,628       $ 64,083,878
                                                      ===========        ============       ===========       ============
* Cost of securities                                  $ 1,559,277        $ 20,060,657       $ 1,355,970       $ 61,242,782

CLASS R:
Net assets                                                    n/a        $  4,868,494               n/a       $ 64,042,061
Shares authorized                                             n/a           unlimited               n/a          unlimited
Par value                                                     n/a        $       0.01               n/a       $       0.01
Shares outstanding                                            n/a             714,226               n/a          7,450,020
Net asset value and redemption price per share                n/a        $       6.82               n/a       $       8.60

CLASS S:
Net assets                                            $ 1,366,387        $ 12,843,049       $ 1,526,628       $     41,817
Shares authorized                                       unlimited           unlimited         unlimited          unlimited
Par value                                             $      0.01        $       0.01       $      0.01       $       0.01
Shares outstanding                                        172,416           1,875,537           161,523              4,817
Net asset value and redemption price per share        $      7.92        $       6.85       $      9.45       $       8.68

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------

                                                          ING VP           ING VP           ING VP            ING VP
                                                          GROWTH          LARGECAP          MIDCAP           SMALLCAP
                                                      OPPORTUNITIES        GROWTH       OPPORTUNITIES      OPPORTUNITIES
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                        ---------        ---------        ---------          ---------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                     $     36,843      $    6,701      $     18,083      $      58,263
Interest                                                    17,782           1,810             9,157             93,425
                                                      ------------      ----------      ------------      -------------
  Total investment income                                   54,625           8,511            27,240            151,688
                                                      ------------      ----------      ------------      -------------
EXPENSES:
Investment advisory fees                                   104,703           9,184            44,465            807,368
Distribution and service fees:
 Class S                                                    20,670           3,062             4,419             63,213
Transfer agent fees
 Class R                                                     6,941              --            11,223             24,480
 Class S                                                     9,285           7,403             4,451              9,072
Administrative and service fees                             13,960           1,225             5,929            107,649
Custody and accounting fees                                 26,161           9,145            14,700             68,579
Shareholder reporting expense                                6,544           3,384             1,853             84,438
Registration fees                                               12             --                  5                114
Professional fees                                           16,699           4,310             6,300            211,830
Trustee fees                                                   598             749               459             10,818
Insurance expense                                              305              28               163              1,430
Miscellaneous expense                                          648             759               700              4,949
Organization fees                                               --           5,371                --                 --
                                                      ------------      ----------      ------------      -------------
  Total expenses                                           206,526          44,620            94,667          1,393,940
Less:
  Net waived and reimbursed fees                            65,358          31,118            38,270            376,990
                                                      ------------      ----------      ------------      -------------
  Net expenses                                             141,168          13,502            56,397          1,016,950
                                                      ------------      ----------      ------------      -------------
Net investment loss                                        (86,543)         (4,991)          (29,157)          (865,262)
                                                      ------------      ----------      ------------      -------------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS
Net realized loss on investments                        (4,318,716)       (491,100)       (1,362,217)       (53,973,850)
Net change in unrealized depreciation of
 investments                                              (983,883)        (13,247)         (443,368)        (8,612,173)
                                                      ------------      ----------      ------------      -------------
 Net realized and unrealized loss on investments        (5,302,599)       (504,347)       (1,805,585)       (62,586,023)
                                                      ------------      ----------      ------------      -------------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $ (5,389,142)     $ (509,338)     $ (1,834,742)     $ (63,451,285)
                                                      ============      ==========      ============      =============
* Foreign taxes                                       $         40      $       13      $        164      $          --

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------

                                                         ING VP                                              ING VP
                                                         LARGE             ING VP           ING VP        INTERNATIONAL
                                                     COMPANY VALUE        MAGNACAP       CONVERTIBLE          VALUE
                                                       PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                       ---------         ---------        ---------         ---------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                     $   22,529       $    261,758      $   16,558       $    811,292
Interest                                                   2,514             26,330          31,140             69,204
Securities loaned income                                      --                 --              --             13,253
                                                      ----------       ------------      ----------       ------------
  Total investment income                                 25,043            288,088          47,698            893,749
                                                      ----------       ------------      ----------       ------------
EXPENSES:
Investment advisory fees                                   8,906            102,228           9,209            499,493
Distribution and service fees:
 Class S                                                   2,969             25,425           3,070                 75
Transfer agent fees
 Class R                                                      --              3,591              --             27,950
 Class S                                                   7,483             10,432           6,664                 18
Administrative and service fees                            1,188             13,630           1,228             49,949
Custodian and fund accounting fees                         2,860             14,244           5,279            104,074
Shareholder reporting expense                              4,110              5,628           2,203             37,437
Registration fees                                             --                  9              --              1,033
Professional fees                                          7,720             11,991           8,729             46,995
Trustee fees                                                 747                541             399             11,221
Insurance expense                                             27                246              28              7,310
Miscellaneous expenses                                       768                582             641              2,925
Organization fees                                          5,371                 --           5,368                 --
                                                      ----------       ------------      ----------       ------------
  Total expenses                                          42,149            188,547          42,818            788,480
Less:
  Net waived and reimbursed fees                          29,033             45,577          29,023            287,805
                                                      ----------       ------------      ----------       ------------
  Net expenses                                            13,116            142,970          13,795            500,675
                                                      ----------       ------------      ----------       ------------
Net investment income                                     11,927            145,118          33,903            393,074
                                                      ----------       ------------      ----------       ------------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on investments                         (54,063)          (726,298)        (76,620)        (7,709,041)
Net realized loss on foreign currencies                       --                 --              --            (22,000)
Net change in unrealized depreciation of
 investments and foreign currencies                     (268,118)        (3,062,141)        (38,482)          (930,382)
                                                      ----------       ------------      ----------       ------------
 Net realized and unrealized loss on investments
  and foreign currencies                                (322,181)        (3,788,439)       (115,102)        (8,661,423)
                                                      ----------       ------------      ----------       ------------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $ (310,254)      $ (3,643,321)     $  (81,199)      $ (8,268,349)
                                                      ==========       ============      ==========       ============
* Foreign taxes                                       $       --       $         --      $       --       $    104,257

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   ING VP                              ING VP
                                                            GROWTH OPPORTUNITIES                  LARGECAP GROWTH
                                                                  PORTFOLIO                          PORTFOLIO
                                                       ------------------------------      -----------------------------
                                                           YEAR              YEAR             YEAR              PERIOD
                                                           ENDED             ENDED            ENDED             ENDED
                                                       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                           2002              2001             2002              2001(1)
                                                       ------------      ------------      -----------       -----------
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss                                    $    (86,543)     $    (29,783)     $    (4,991)      $    (1,247)
Net realized loss on investments                         (4,318,716)       (4,003,897)        (491,100)          (66,405)
Net change in unrealized appreciation
 (depreciation) of investments                             (983,883)          987,091          (13,247)           54,425
                                                       ------------      ------------      -----------       -----------
 Net decrease in net assets resulting from
  operations                                             (5,389,142)       (3,046,589)        (509,338)          (13,227)
                                                       ------------      ------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class S                                                         --                --           (5,645)               --
                                                       ------------      ------------      -----------       -----------
Total distributions                                              --                --           (5,645)               --
                                                       ------------      ------------      -----------       -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                         14,682,749        13,711,812        1,864,616         1,038,463
Shares resulting from dividend reinvestments                     --                --            5,645                --
Cost of shares redeemed                                  (6,801,716)       (4,428,344)      (1,052,512)           (8,120)
                                                       ------------      ------------      -----------       -----------
 Net increase in net assets resulting from capital
  share transactions                                      7,881,033         9,283,468          817,749         1,030,343
                                                       ------------      ------------      -----------       -----------
Net increase in net assets                                2,491,891         6,236,879          302,766         1,017,116
                                                       ------------      ------------      -----------       -----------
NET ASSETS:
Beginning of period                                      12,373,680         6,136,801        1,017,116                --
                                                       ------------      ------------      -----------       -----------
End of period                                          $ 14,865,571      $ 12,373,680      $ 1,319,882       $ 1,017,116
                                                       ============      ============      ===========       ===========
Accumulated net investment loss at end of period       $         --      $         --      $    (3,239)      $    (1,042)
                                                       ============      ============      ===========       ===========

----------
(1)  Portfolio commenced operations on August 2, 2001.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                     ING VP                             ING VP
                                                              MIDCAP OPPORTUNITIES              SMALLCAP OPPORTUNITIES
                                                                    PORTFOLIO                          PORTFOLIO
                                                         -----------------------------     --------------------------------
                                                             YEAR             YEAR              YEAR               YEAR
                                                             ENDED            ENDED             ENDED              ENDED
                                                         DECEMBER 31,     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                             2002             2001             2002               2001
                                                         -----------      -----------      -------------      -------------
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss                                      $   (29,157)     $   (10,166)     $    (865,262)     $    (655,228)
Net realized loss on investments                          (1,362,217)      (1,256,157)       (53,973,850)       (29,337,014)
Net change in unrealized appreciation
 (depreciation) of investments                              (443,368)         393,412         (8,612,173)        (9,567,139)
                                                         -----------      -----------      -------------      -------------
 Net decrease in net assets resulting from
  operations                                              (1,834,742)        (872,911)       (63,451,285)       (39,559,381)
                                                         -----------      -----------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                          --             (381)                --                 --
Net realized gains from investments:
 Class R                                                          --               --                 --           (248,319)
 Class S                                                          --               --                 --            (16,454)
                                                         -----------      -----------      -------------      -------------
Total distributions                                               --             (381)                --           (264,773)
                                                         -----------      -----------      -------------      -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                           9,201,732        5,574,063         72,144,579         71,921,597
Shares resulting from dividend reinvestments                      --              381                 --            264,773
Cost of shares redeemed                                   (4,570,452)      (2,215,396)       (31,028,615)       (44,860,295)
                                                         -----------      -----------      -------------      -------------
 Net increase in net assets resulting from capital
  share transactions                                       4,631,280        3,359,048         41,115,964         27,326,075
                                                         -----------      -----------      -------------      -------------
Net increase (decrease) in net assets                      2,796,538        2,485,756        (22,335,321)       (12,498,079)
                                                         -----------      -----------      -------------      -------------
NET ASSETS:
Beginning of year                                          4,480,956        1,995,200        119,016,232        131,514,311
                                                         -----------      -----------      -------------      -------------
End of year                                              $ 7,277,494      $ 4,480,956      $  96,680,911      $ 119,016,232
                                                         ===========      ===========      =============      =============
Accumulated net investment income at end of year         $        --      $        --      $          --      $          --
                                                         ===========      ===========      =============      =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                   ING VP                           ING VP
                                                            LARGE COMPANY VALUE                    MAGNACAP
                                                                  PORTFOLIO                        PORTFOLIO
                                                      -----------------------------     ------------------------------
                                                         YEAR             PERIOD            YEAR             YEAR
                                                         ENDED             ENDED            ENDED            ENDED
                                                      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                         2002              2001(1)           2002             2001
                                                      -----------         ---------      ------------      -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income                                 $    11,927         $   2,075      $    145,118      $    41,621
Net realized gain (loss) on investments                   (54,063)              495          (726,298)        (143,502)
Net change in unrealized appreciation
 (depreciation) of investments                           (268,118)           29,469        (3,062,141)         (29,820)
                                                      -----------         ---------      ------------      -----------
 Net increase (decrease) in net assets resulting
  from operations                                        (310,254)           32,039        (3,643,321)        (131,701)
                                                      -----------         ---------      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                       --                --           (43,315)         (24,178)
 Class S                                                  (13,658)           (1,855)         (103,242)         (25,423)
Net realized gains from investments:
 Class S                                                       --            (8,582)               --               --
                                                      -----------         ---------      ------------      -----------
Total distributions                                       (13,658)          (10,437)         (146,557)         (49,601)
                                                      -----------         ---------      ------------      -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        1,367,632           940,620        18,749,038        7,882,757
Shares resulting from dividend reinvestments               13,658            10,437           146,557           49,601
Cost of shares redeemed                                  (372,487)         (291,163)       (5,548,976)        (713,772)
                                                      -----------         ---------      ------------      -----------
Net increase in net assets resulting from capital
 share transactions                                     1,008,803           659,894        13,346,619        7,218,586
                                                      -----------         ---------      ------------      -----------
Net increase in net assets                                684,891           681,496         9,556,741        7,037,284
                                                      -----------         ---------      ------------      -----------
NET ASSETS:
Beginning of period                                       681,496                --         8,154,802        1,117,518
                                                      -----------         ---------      ------------      -----------
End of period                                         $ 1,366,387         $ 681,496      $ 17,711,543      $ 8,154,802
                                                      ===========         =========      ============      ===========
Accumulated net investment loss at end of period      $    (2,821)        $  (1,090)     $         --      $        --
                                                      ===========         =========      ============      ===========

----------
(1)  Portfolio commenced operations on July 31, 2001.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                 ING VP                              ING VP
                                                               CONVERTIBLE                     INTERNATIONAL VALUE
                                                                PORTFOLIO                           PORTFOLIO
                                                     -------------------------------   -----------------------------------
                                                          YEAR             PERIOD            YEAR              YEAR
                                                          ENDED             ENDED            ENDED             ENDED
                                                      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                          2002             2001(1)           2002               2001
                                                      -----------         ---------      -------------      ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income                                 $    33,903         $   5,195      $     393,074      $    447,076
Net realized gain (loss) on investments and
 foreign currencies                                       (76,620)           (1,881)        (7,731,041)          911,291
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                               (38,482)           28,131           (930,382)       (4,385,459)
                                                      -----------         ---------      -------------      ------------
 Net increase (decrease) in net assets resulting
  from operations                                         (81,199)           31,445         (8,268,349)       (3,027,092)
                                                      -----------         ---------      -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                       --                --           (465,254)         (448,174)
 Class S                                                  (35,863)           (4,854)              (260)               --
Net realized gains from investments:
 Class R                                                       --                --                 --          (953,059)
 Class S                                                       --            (4,038)                --                --
                                                      -----------         ---------      -------------      ------------
Total distributions                                       (35,863)           (8,892)          (465,514)       (1,401,233)
                                                      -----------         ---------      -------------      ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        1,073,298           693,465        187,989,450        76,172,846
Shares resulting from dividend reinvestments               35,863             8,892            465,585         1,401,233
Cost of shares redeemed                                  (187,311)           (3,070)      (148,859,996)      (66,738,442)
                                                      -----------         ---------      -------------      ------------
Net increase in net assets resulting from capital
 share transactions                                       921,850           699,287         39,595,039        10,835,637
                                                      -----------         ---------      -------------      ------------
Net increase in net assets                                804,788           721,840         30,861,176         6,407,312
                                                      -----------         ---------      -------------      ------------
NET ASSETS:
Beginning of period                                       721,840                --         33,222,702        26,815,390
                                                      -----------         ---------      -------------      ------------
End of period                                         $ 1,526,628         $ 721,840      $  64,083,878      $ 33,222,702
                                                      ===========         =========      =============      ============
Undistributed net investment income
 (accumulated net investment loss) at end of
 period                                               $    (3,051)        $  (1,091)     $          --      $     17,565
                                                      ===========         =========      =============      ============

----------
(1)  Portfolio commenced operations on August 20, 2001.

                 See Accompanying Notes to Financial Statements

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                   ENDED            ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $       5.49            6.90
 Income from investment operations:
 Net investment loss                                         $      (0.02)          (0.01)
 Net realized and unrealized loss
 on investments                                              $      (1.71)          (1.40)
 Total from investment operations                            $      (1.73)          (1.41)
 Net asset value, end of period                              $       3.76            5.49
 TOTAL RETURN(2)                                             %     (31.51)         (20.43)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $     10,057           5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                         %       1.10            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       1.58            2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                 %      (0.70)          (0.72)
 Portfolio turnover rate                                     %        407             471

----------
(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP LARGECAP GROWTH PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $       9.66           10.00
 Income from investment operations:
 Net investment loss                                         $      (0.01)          (0.01)
 Net realized and unrealized loss on
 investments                                                 $      (3.35)          (0.33)
 Total from investment operations                            $      (3.36)          (0.34)
 Less distributions from:
 Net investment income                                       $       0.03              --
 Total distributions                                         $       0.03              --
 Net asset value, end of period                              $       6.27            9.66
 TOTAL RETURN(2)                                             %     (34.80)          (3.40)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      1,320           1,017
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                                 %       1.10            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       3.64            7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                 %      (0.41)          (0.47)
 Portfolio turnover rate                                     %        496             159

----------
(1)  The Portfolio commenced operations on August 2, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $      6.04            7.10
 Income from investment operations:
 Net investment loss                                          $     (0.02)          (0.01)
 Net realized and unrealized loss
 on investments                                               $     (1.55)          (1.05)
 Total from investment operations                             $     (1.57)          (1.06)
 Net asset value, end of period                               $      4.47            6.04
 TOTAL RETURN(2)                                              %    (25.99)         (14.93)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     2,595             865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                          %      1.12            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                             %      1.75            4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                  %     (0.67)          (0.67)
 Portfolio turnover rate                                      %       387             429

----------
(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      18.86           21.97
 Income from investment operations:
 Net investment loss                                         $      (0.08)          (0.05)
 Net realized and unrealized loss on investments             $      (8.17)          (3.01)
 Total from investment operations                            $      (8.25)          (3.06)
 Less distributions from:
 Net realized gain on investments                            $         --            0.05
 Total distributions                                         $         --            0.05
 Net asset value, end of period                              $      10.61           18.86
 TOTAL RETURN(2)                                             %     (43.74)         (13.90)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $     31,914          15,743
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                                 %       1.10            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       1.49            1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                 %      (0.97)          (0.90)
 Portfolio turnover rate                                     %        414             304

----------
(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP LARGE COMPANY VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      10.31           10.00
 Income from investment operations:
 Net investment income                                       $       0.09            0.03
 Net realized and unrealized gain (loss) on investments      $      (2.39)           0.46
 Total from investment operations                            $      (2.30)           0.49
 Less distributions from:
 Net investment income                                       $       0.09            0.03
 Net realized gain on investments                            $         --            0.15
 Total distributions                                         $       0.09            0.18
 Net asset value, end of period                              $       7.92           10.31
 TOTAL RETURN(2)                                             %     (22.39)           4.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      1,366             681
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                                 %       1.10            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       3.55            8.57
 Ratio of net investment income to average net assets
 after expense reimbursement(3)(4)                           %       1.00            0.96
 Portfolio turnover rate                                     %         41              22

----------
(1)  The Portfolio commenced operations on July 31, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $       8.98            9.59
 Income from investment operations:
 Net investment income                                       $       0.07            0.05
 Net realized and unrealized loss on investments             $      (2.13)          (0.60)
 Total from investment operations                            $      (2.06)          (0.55)
 Less distributions from:
 Net investment income                                       $       0.07            0.06
 Total distributions                                         $       0.07            0.06
 Net asset value, end of period                              $       6.85            8.98
 TOTAL RETURN(2)                                             %     (22.99)          (5.75)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $     12,843           5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                         %       1.10            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       1.45            1.53
 Ratio of net investment income to average net assets
 after expense reimbursement(3)(4)                           %       1.01            1.13
 Portfolio turnover rate                                     %         47              72

----------
(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP CONVERTIBLE PORTFOLIO                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS S
                                                                -----------------------------
                                                                    YEAR           PERIOD
                                                                    ENDED           ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2002           2001(1)
                                                                   ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      10.42           10.00
 Income from investment operations:
 Net investment income                                       $       0.25            0.08
 Net realized and unrealized gain (loss) on investments      $      (0.97)           0.49
 Total from investment operations                            $      (0.72)           0.57
 Less distributions from:
 Net investment income                                       $       0.25            0.08
 Net realized gains on investments                                     --            0.07
 Total distributions                                         $       0.25            0.15
 Net asset value, end of period                              $       9.45           10.42
 TOTAL RETURN(2)                                             %      (6.89)           5.67
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      1,527             722
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                                 %       1.12            1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       3.49            7.33
 Ratio of net investment income to average net assets
 after expense reimbursement(3)(4)                           %       2.76            2.49
 Portfolio turnover rate                                     %         69              14

----------
(1)  The Portfolio commenced operations on August 20, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                  CLASS S
                                                                ------------
                                                                   PERIOD
                                                                    ENDED
                                                                DECEMBER 31,
                                                                   2002(1)
                                                                   ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      10.80
 Income from investment operations:
 Net investment income                                       $       0.05
 Net realized and unrealized loss on investments             $      (2.10)
 Total from investment operations                            $      (2.05)
 Less distributions from:
 Net investment income                                       $       0.07
 Total distributions                                         $       0.07
 Net asset value, end of period                              $       8.68
 TOTAL RETURN(2)                                             %     (19.04)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $         42
 Ratio of expenses to average net assets after
 expense reimbursement(3)(4)                                 %       1.20
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                            %       1.83
 Ratio of net investment income to average net assets
 after expense reimbursement(3)(4)                           %       0.56
 Portfolio turnover rate                                     %        164

----------
(1)  The Class commenced operations on March 19, 2002.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class S shares along with their respective investment objectives, are set forth below.

ING VP GROWTH OPPORTUNITIES PORTFOLIO ("GROWTH OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

ING VP LARGECAP GROWTH PORTFOLIO ("LARGECAP GROWTH PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalization corresponding to the upper 90% of the S&P 500 Index.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO ("MIDCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO ("SMALLCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP LARGE COMPANY VALUE PORTFOLIO ("LARGE COMPANY VALUE PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation with income as a secondary objective.

ING VP MAGNACAP PORTFOLIO ("MAGNACAP PORTFOLIO") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP CONVERTIBLE PORTFOLIO ("CONVERTIBLE PORTFOLIO") is a diversified portfolio which seeks to maximize total return by investing primarily in convertible securities, while maintaining aggregate risk measures similar to that of the overall convertible universe.

ING VP INTERNATIONAL VALUE PORTFOLIO ("INTERNATIONAL VALUE PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

Each Portfolio offers Class S shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class R shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and

--------------------------------------------------------------------------------

     securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities-at the exchange rates prevailing at the end of the day.
     (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts

--------------------------------------------------------------------------------

     to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-date. Dividends from net investment income are declared and paid quarterly by the Portfolios. Each portfolio pays dividends and capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Under an agreement with Brown Brothers Harriman ("BBH"), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 33 1/3% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities. Loans are collateralized by cash, U.S. Government securities

--------------------------------------------------------------------------------

     or irrevocable performance letters of credit issued by banks approved by the Portfolio. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected on the Statement of Assets and Liabilities as Other Assets. The cash collateral received as of December 31, 2002 is $1,428,715. The cash collateral received is invested in Brown Brothers Investment Trust. BBH is investing cash collateral, on behalf of the ING Funds participating in the BBH Securities Lending Program, in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. At December 31, 2002, the International Value Portfolio had securities on loan with a total market value of $1,366,209.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, the cost of purchases and sales of securities, excluding short-term and U.S. government securities, were as follows:

                                                   PURCHASES            SALES
                                                  -----------        -----------
Growth Opportunities Portfolio                    $61,168,918        $52,394,758
LargeCap Growth Portfolio                           6,445,834          5,608,055
MidCap Opportunities Portfolio                     25,544,992         21,390,957
SmallCap Opportunities Portfolio                  470,488,964        429,474,151
Large Company Value Portfolio                       1,451,468            438,320
MagnaCap Portfolio                                 19,203,738          5,728,364
Convertible Portfolio                               1,548,058            753,602
International Value Portfolio                     110,534,319         73,420,342

--------------------------------------------------------------------------------

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager", formerly ING Pilgrim Investments, LLC), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from each Portfolio, except International Value Portfolio, from which it receives 1.00%.

The Manager has engaged Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, to serve as subadviser to the International Value Portfolio.

Pursuant to the Administrative Services Agreement ING Funds Services, LLC ("IFS", formerly ING Pilgrim Group, LLC) acts as administrator and provides certain administrative and shareholder services necessary for Portfolios operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of its average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Class S shares of each Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Portfolios for expenses incurred in the distribution of each Portfolios' shares ("Distribution Fees"). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Portfolios' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Portfolio pays the Distributor a Distribution Fee of 0.25% of average daily net assets attributable to its Class S shares.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2002 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                      ACCRUED
                                       ACCRUED                      SHAREHOLDER
                                     INVESTMENT        ACCRUED      SERVICES AND
                                     MANAGEMENT    ADMINISTRATIVE   DISTRIBUTION
                                        FEES            FEES            FEES           TOTAL
                                     ----------      ----------      ----------      ----------
Growth Opportunities Portfolio       $    9,698      $    1,293      $    1,765      $   12,756
LargeCap Growth Portfolio                   957             127             319           1,403
MidCap Opportunities Portfolio            4,635             618             420           5,673
SmallCap Opportunities Portfolio         63,811           9,155           5,502          78,468
Large Company Value Portfolio             1,744             118             296           2,158
MagnaCap Portfolio                       11,290           1,505           2,166          14,961
Convertible Portfolio                       941             126             314           1,381
International Value Portfolio            54,097           5,410               6          59,513

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

--------------------------------------------------------------------------------

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

For Class R shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, LargeCap Growth Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Large Company Value Portfolio, MagnaCap Portfolio and Convertible Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Investment Manager will at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of December 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Growth Opportunities Portfolio           $171,363
LargeCap Growth Portfolio                  47,263
MidCap Opportunities Portfolio            123,207
SmallCap Opportunities Portfolio          757,923
Large Company Value Portfolio              45,181
MagnaCap Portfolio                         99,626
Convertible Portfolio                      42,015
International Value Portfolio             551,627

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.10%per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At December 31, 2002 the Portfolios did not have any loans outstanding.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

                                                  CLASS R                             CLASS S
                                       ------------------------------      ------------------------------
                                           YEAR              YEAR              YEAR            PERIOD
                                          ENDED             ENDED             ENDED             ENDED
                                       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                           2002              2001              2002            2001(1)
                                       ------------      ------------      ------------      ------------
GROWTH OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                 977,706           993,011         2,263,413         1,265,321
Shares redeemed                            (972,913)         (404,985)         (568,100)         (285,001)
                                       ------------      ------------      ------------      ------------
Net increase in shares outstanding            4,793           588,026         1,695,313           980,320
                                       ============      ============      ============      ============
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                            $  4,398,150      $  6,419,382      $ 10,284,599      $  7,292,430
Shares redeemed                          (4,345,599)       (2,709,308)       (2,456,117)       (1,719,036)
                                       ------------      ------------      ------------      ------------
Net increase                           $     52,551      $  3,710,074      $  7,828,482      $  5,573,394
                                       ============      ============      ============      ============

----------
(1)  Class S commenced offering of shares on May 3, 2001.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            CLASS S
                                                 ------------------------------
                                                     YEAR            PERIOD
                                                     ENDED            ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                                     2002            2001(1)
                                                 ------------      ------------
LARGECAP GROWTH PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           263,051           106,116
Shares issued as reinvestment of dividends                778                --
Shares redeemed                                      (158,466)             (812)
                                                 ------------      ------------
Net increase in shares outstanding                    105,363           105,304
                                                 ============      ============
LARGECAP GROWTH PORTFOLIO ($)
Shares sold                                      $  1,864,616      $  1,038,463
Shares issued as reinvestment of dividends              5,645                --
Shares redeemed                                    (1,052,512)           (8,120)
                                                 ------------      ------------
Net increase                                     $    817,749      $  1,030,343
                                                 ============      ============

----------
(1)  Portfolio commenced operations on August 2, 2001.

                                                            CLASS R                             CLASS S
                                                 ------------------------------      ------------------------------
                                                     YEAR              YEAR              YEAR            PERIOD
                                                     ENDED             ENDED             ENDED            ENDED
                                                 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                     2002              2001              2002            2001(1)
                                                 ------------      ------------      ------------      ------------
MIDCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                         1,222,684           561,336           543,064           311,365
Shares issued as reinvestment of dividends                 --                59                --                --
Shares redeemed                                      (777,906)         (185,530)         (105,581)         (168,202)
                                                 ------------      ------------      ------------      ------------
Net increase in shares outstanding                    444,778           375,865           437,483           143,163
                                                 ============      ============      ============      ============
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                      $  6,387,138      $  3,711,327      $  2,814,594      $  1,862,736
Shares issued as reinvestment of dividends                 --               381                --                --
Shares redeemed                                    (4,046,935)       (1,218,251)         (523,517)         (997,145)
                                                 ------------      ------------      ------------      ------------
Net increase                                     $  2,340,203      $  2,493,457      $  2,291,077      $    865,591
                                                 ============      ============      ============      ============

----------
(1)  Class S commenced offering of shares on May 7, 2001.

                                                          CLASS R                             CLASS S
                                               ------------------------------      ------------------------------
                                                   YEAR              YEAR              YEAR            PERIOD
                                                   ENDED             ENDED            ENDED             ENDED
                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                   2002              2001              2002            2001(1)
                                               ------------      ------------      ------------      ------------
SMALLCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                       2,706,339         2,451,404         2,373,133         1,149,053
Shares issued as reinvestment of dividends               --            15,338                --             1,017
Shares redeemed                                  (2,091,191)       (1,916,552)         (199,602)         (315,388)
                                               ------------      ------------      ------------      ------------
Net increase in shares outstanding                  615,148           550,190         2,173,531           834,682
                                               ============      ============      ============      ============
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                    $ 38,988,490      $ 49,377,479      $ 33,156,089      $ 22,544,118
Shares issued as reinvestment of dividends               --           248,319                --            16,454
Shares redeemed                                 (28,480,974)      (38,757,211)       (2,547,641)       (6,103,084)
                                               ------------      ------------      ------------      ------------
Net increase                                   $ 10,507,516      $ 10,868,587      $ 30,608,448      $ 16,457,488
                                               ============      ============      ============      ============

----------
(1)  Class S commenced offering of shares on May 3, 2001.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            CLASS S
                                                 ------------------------------
                                                     YEAR             PERIOD
                                                     ENDED             ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                                     2002            2001(1)
                                                 ------------      ------------
LARGE COMPANY VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           145,615            95,143
Shares issued as reinvestment of dividends              1,622             1,037
Shares redeemed                                       (40,914)          (30,087)
                                                 ------------      ------------
Net increase in shares outstanding                    106,323            66,093
                                                 ============      ============
LARGE COMPANY VALUE PORTFOLIO ($)
Shares sold                                      $  1,367,632      $    940,620
Shares issued as reinvestment of dividends             13,658            10,437
Shares redeemed                                      (372,487)         (291,163)
                                                 ------------      ------------
Net increase                                     $  1,008,803      $    659,894
                                                 ============      ============

                                                            CLASS R                             CLASS S
                                                 ------------------------------      ------------------------------
                                                     YEAR              YEAR              YEAR            PERIOD
                                                     ENDED             ENDED            ENDED             ENDED
                                                 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                     2002              2001              2002            2001(1)
                                                 ------------      ------------      ------------      ------------
MAGNACAP PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           638,924           206,930         1,710,812           667,086
Shares issued as reinvestment of dividends              5,974             2,776            14,128             2,964
Shares redeemed                                      (188,337)          (62,576)         (501,591)          (17,862)
                                                 ------------      ------------      ------------      ------------
Net increase in shares outstanding                    456,561           147,130         1,223,349           652,188
                                                 ============      ============      ============      ============
MAGNACAP PORTFOLIO ($)
Shares sold                                      $  5,037,591      $  1,906,554      $ 13,711,447      $  5,976,203
Shares issued as reinvestment of dividends             43,315            24,179           103,242            25,422
Shares redeemed                                    (1,521,013)         (553,215)       (4,027,963)         (160,557)
                                                 ------------      ------------      ------------      ------------
Net increase                                     $  3,559,893      $  1,377,518      $  9,786,726      $  5,841,068
                                                 ============      ============      ============      ============

----------
(1) Class S commenced offering of shares on May 7, 2001.

                                                            CLASS S
                                                 ------------------------------
                                                     YEAR            PERIOD
                                                     ENDED            ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                                     2002            2001(1)
                                                 ------------      ------------
CONVERTIBLE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           108,071            68,725
Shares issued as reinvestment of dividends              3,733               853
Shares redeemed                                       (19,564)             (295)
                                                 ------------      ------------
Net increase in shares outstanding                     92,240            69,283
                                                 ============      ============
CONVERTIBLE PORTFOLIO ($)
Shares sold                                      $  1,073,298      $    693,465
Shares issued as reinvestment of dividends             35,863             8,892
Shares redeemed                                      (187,311)           (3,070)
                                                 ------------      ------------
Net increase                                     $    921,850      $    699,287
                                                 ============      ============

----------
(1) Portfolio commenced operations on August 20, 2001.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            CLASS R                    CLASS S
                                                 ------------------------------      ------------
                                                  YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                 DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                     2002               2001            2002(1)
                                                 ------------      ------------      ------------
INTERNATIONAL VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                        19,907,274         7,134,980             4,895
Shares issued as reinvestment of dividends             47,712           135,154                27
Shares redeemed                                   (15,740,348)       (6,234,793)             (105)
                                                 ------------      ------------      ------------
Net increase in shares outstanding                  4,214,638         1,035,341             4,817
                                                 ============      ============      ============
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                      $187,936,843      $ 76,172,846      $     52,607
Shares issued as reinvestment of dividends            465,325         1,401,233               260
Shares redeemed                                  (148,859,082)      (66,738,442)             (914)
                                                 ------------      ------------      ------------
Net increase                                     $ 39,543,086      $ 10,835,637      $     51,953
                                                 ============      ============      ============

----------
(1)  Class S commenced offering shares on March 19, 2002.

NOTE 10 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid were $104,257 by International Value Portfolio.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for year ended December 31, 2002 were as follow:

                                       ORDINARY       LONG-TERM       TAX RETURN
                                        INCOME      CAPITAL GAINS     OF CAPITAL
                                       --------     -------------     ----------
Growth Opportunities Portfolio         $     --       $     --         $     --
LargeCap Growth Portfolio                 5,645             --               --
MidCap Opportunities Portfolio               --             --               --
SmallCap Opportunities Portfolio             --             --               --
Large Company Value Portfolio            13,658             --               --
MagnaCap Portfolio                      146,557             --               --
Convertible Portfolio                    35,863             --               --
International Value Portfolio           465,514             --               --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

--------------------------------------------------------------------------------

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002:

                                                                       ACCUMULATED NET
                                     PAID-IN      UNDISTRIBUTED NET    REALIZED GAINS
                                     CAPITAL      INVESTMENT INCOME    ON INVESTMENTS
                                    ----------    -----------------    --------------
Growth Opportunities Portfolio      $  (86,543)      $   86,543          $       --
LargeCap Growth Portfolio               (8,439)           8,439                  --
MidCap Opportunities Portfolio         (29,157)          29,157                  --
SmallCap Opportunities Portfolio      (865,262)         865,262                  --
MagnaCap Portfolio                      (1,439)           1,439                  --
International Value Portfolio         (105,111)          54,875              50,236

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                                  AMOUNT        EXPIRATION DATES
                                               -----------      ----------------
Growth Opportunities Portfolio                 $ 9,235,672         2009-2010
LargeCap Growth Portfolio                          502,083         2009-2011
MidCap Opportunities Portfolio                   2,768,100         2009-2010
SmallCap Opportunities Portfolio                89,425,663         2009-2011
Large Company Value Portfolio                       60,647              2010
MagnaCap Portfolio                                 896,162         2009-2010
Convertible Portfolio                               80,938         2010-2011
International Value Portfolio                    7,693,903         2009-2011

The following represents the tax-basis components of distributable earnings as of December 31, 2002:

                                                      UNDISTRIBUTED                                  CAPITAL
                                     UNDISTRIBUTED      LONG-TERM            UNREALIZED                LOSS
                                    ORDINARY INCOME   CAPITAL GAINS   APPRECIATION/DEPRECIATION   CARRYFORWARDS
                                    ---------------   -------------   -------------------------   -------------
Growth Opportunities Portfolio       $         --      $         --         $   (173,409)         $ (9,235,672)
LargeCap Growth Portfolio                      --                --              (14,242)             (502,083)
MidCap Opportunities Portfolio                 --                --              (94,519)           (2,768,100)
SmallCap Opportunities Portfolio               --                --            1,623,624           (89,425,663)
Large Company Value Portfolio                 420                --             (238,649)              (60,647)
MagnaCap Portfolio                             --                --           (3,075,990)             (896,162)
Convertible Portfolio                         192                --              (10,351)              (80,938)
International Value Portfolio               2,566                --           (3,329,945)           (7,693,903)

NOTE 11 -- SUBSEQUENT EVENTS

On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the following "Disappearing Portfolio" into the following "Surviving Portfolio" (the "Reorganization"):

            DISAPPEARING PORTFOLIO                SURVIVING PORTFOLIO
            ----------------------                -------------------
     ING VP Large Company Value Portfolio      ING VP MagnaCap Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio.

ING VP
Growth
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.63%
                    AIRLINES: 1.71%
     6,500   @,@@   Ryanair Holdings PLC ADR                        $   254,540
                                                                    -----------
                                                                        254,540
                                                                    -----------
                    APPAREL: 4.25%
     9,900     @    Coach, Inc.                                         325,908
    12,300     @    Gymboree Corp.                                      195,078
     5,100     @    Polo Ralph Lauren Corp.                             110,976
                                                                    -----------
                                                                        631,962
                                                                    -----------
                    BIOTECHNOLOGY: 2.63%
    12,500     @    Exact Sciences Corp.                                135,375
     5,900     @    Genzyme Corp.-Genl Division                         174,463
     7,000     @    Telik, Inc.                                          81,620
                                                                    -----------
                                                                        391,458
                                                                    -----------
                    CHEMICALS: 0.89%
     2,800     @    Cabot Microelectronics Corp.                        132,160
                                                                    -----------
                                                                        132,160
                                                                    -----------
                    COMMERCIAL SERVICES: 2.13%
     6,400     @    University of Phoenix Online                        229,376
     1,900     @    Weight Watchers Intl., Inc.                          87,343
                                                                    -----------
                                                                        316,719
                                                                    -----------
                    COMPUTERS: 6.92%
     1,400     @    Affiliated Computer Services, Inc.                   73,710
     1,200     @    Cognizant Technology Solutions Corp.                 86,676
     3,900          Electronic Data Systems Corp.                        71,877
     9,200          Hewlett-Packard Co.                                 159,712
     3,300     @    Imation Corp.                                       115,764
     2,100          International Business Machines Corp.               162,750
     2,500     @    Lexmark Intl., Inc.                                 151,250
     7,400     @    NetScreen Technologies, Inc.                        124,616
     8,300     @    Network Appliance, Inc.                              83,000
                                                                    -----------
                                                                      1,029,355
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.96%
     2,100          Goldman Sachs Group, Inc.                           143,010
                                                                    -----------
                                                                        143,010
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.75%
     3,800     @    Wilson Greatbatch Technologies, Inc.                110,960
                                                                    -----------
                                                                        110,960
                                                                    -----------
                    ELECTRONICS: 2.99%
     4,300     @    Cymer, Inc.                                         138,675
     3,500          Parker Hannifin Corp.                               161,455
    17,600          Symbol Technologies, Inc.                           144,672
                                                                    -----------
                                                                        444,802
                                                                    -----------
                    ENTERTAINMENT: 1.84%
     3,600     @    International Game Technology                       273,312
                                                                    -----------
                                                                        273,312
                                                                    -----------
                    FOOD: 0.78%
     2,200     @    Whole Foods Market, Inc.                            116,006
                                                                    -----------
                                                                        116,006
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 3.31%
     7,800     @    Boston Scientific Corp.                             331,656
     2,800     @    St. Jude Medical, Inc.                              111,216
     1,200     @    Zimmer Holdings, Inc.                                49,824
                                                                    -----------
                                                                        492,696
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.96%
     8,100     @    Covance, Inc.                                       199,179
     3,200     @    Coventry Health Care, Inc.                           92,896
     3,700     @    Pediatrix Medical Group, Inc.                       148,222
                                                                    -----------
                                                                        440,297
                                                                    -----------
                    INSURANCE: 0.99%
     1,600    @@    RenaissanceRe Holdings Ltd.                          63,360
     2,100          WR Berkley Corp.                                     83,181
                                                                    -----------
                                                                        146,541
                                                                    -----------
                    INTERNET: 3.75%
     2,400     @    eBay, Inc.                                          162,768
       500     @    Expedia, Inc.                                        33,465
     2,800     @    Symantec Corp.                                      113,428
     5,600     @    United Online, Inc.                                  89,270
     9,700     @    Yahoo, Inc.                                         158,595
                                                                    -----------
                                                                        557,526
                                                                    -----------
                    LEISURE TIME: 0.92%
     2,500     @    Hotels.com                                          136,575
                                                                    -----------
                                                                        136,575
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.46%
     1,200     @    Zebra Technologies Corp.                             68,760
                                                                    -----------
                                                                         68,760
                                                                    -----------
                    MEDIA: 4.03%
     9,800     @    AOL Time Warner, Inc.                               128,380
    10,400     @    Cablevision Systems Corp.                           174,096
     5,300     @    COX Communications, Inc.                            150,520
     3,900     @    Westwood One, Inc.                                  145,704
                                                                    -----------
                                                                        598,700
                                                                    -----------
                    MINING: 0.80%
     4,100          Newmont Mining Corp.                                119,023
                                                                    -----------
                                                                        119,023
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 2.31%
       900          3M Co.                                              110,970
    13,600    @@    Tyco Intl. Ltd.                                     232,288
                                                                    -----------
                                                                        343,258
                                                                    -----------
                    OIL & GAS: 5.77%
     3,200   @,@@   Nabors Industries Ltd.                              112,864
     4,400   @,@@   Precision Drilling Corp.                            143,176
     5,200     @    Pride Intl., Inc.                                    77,480
     8,100          Valero Energy Corp.                                 299,214
     9,100          XTO Energy, Inc.                                    224,770
                                                                    -----------
                                                                        857,504
                                                                    -----------
                    OIL & GAS SERVICES: 2.80%
     3,000     @    Cooper Cameron Corp.                                149,460
     6,200          Halliburton Co.                                     116,002
     4,600     @    Smith Intl., Inc.                                   150,052
                                                                    -----------
                                                                        415,514
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Growth
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    PHARMACEUTICALS: 10.58%
     8,700     @    Amylin Pharmaceuticals, Inc.                    $   140,418
     5,200   @,@@   Biovail Corp.                                       137,332
     1,300     @    Cephalon, Inc.                                       63,268
     2,500          Eli Lilly & Co.                                     158,750
     1,200     @    Forest Laboratories, Inc.                           117,864
     3,200     @    Gilead Sciences, Inc.                               108,800
     4,300     @    Medimmune, Inc.                                     116,831
     3,300     @    Neurocrine Biosciences, Inc.                        150,678
     2,800     @    NPS Pharmaceuticals, Inc.                            70,476
     5,900     @    Scios, Inc.                                         192,222
     3,200   @,@@   Taro Pharmaceuticals Industries                     120,320
     6,900     @    Watson Pharmaceuticals, Inc.                        195,063
                                                                    -----------
                                                                      1,572,022
                                                                    -----------
                    RETAIL: 9.65%
     7,800     @    Chico's FAS, Inc.                                   147,498
    18,600          Gap, Inc.                                           288,672
     3,700     @    Linens 'N Things, Inc.                               83,620
     3,900          Nordstrom, Inc.                                      73,983
     9,900     @    Pacific Sunwear of California                       175,131
     6,500     @    Petsmart, Inc.                                      111,345
    17,400     @    Staples, Inc.                                       318,420
     6,200          TJX Cos., Inc.                                      121,024
     4,200     @    Williams-Sonoma, Inc.                               114,030
                                                                    -----------
                                                                      1,433,723
                                                                    -----------
                    SEMICONDUCTORS: 7.17%
    25,100     @    Altera Corp.                                        309,734
     4,100     @    Cree, Inc.                                           67,035
     3,200     @    Lam Research Corp.                                   34,560
     5,300          Linear Technology Corp.                             136,316
     4,900   @,@@   Marvell Technology Group Ltd.                        92,414
    25,100     @    Skyworks Solutions, Inc.                            216,362
    16,100     @    Teradyne, Inc.                                      209,461
                                                                    -----------
                                                                      1,065,882
                                                                    -----------
                    SOFTWARE: 6.76%
    11,900     @    Borland Software Corp.                              146,370
     5,800     @    Hyperion Solutions Corp.                            148,886
     2,700     @    Intuit, Inc.                                        126,684
     5,900     @    Mercury Interactive Corp.                           174,935
     9,600     @    Peoplesoft, Inc.                                    175,680
     7,300     @    Pinnacle Systems, Inc.                               99,353
     2,500     @    Pixar, Inc.                                         132,475
                                                                    -----------
                                                                      1,004,383
                                                                    -----------
                    TELECOMMUNICATIONS: 4.51%
    19,700     @    AT&T Wireless Services, Inc.                        111,305
    12,200     @    CIENA Corp.                                          62,708
     3,300     @    EchoStar Communications Corp.                        73,458
    24,000     @    Nextel Communications, Inc.                         277,200
     1,700     @    Utstarcom, Inc.                                      33,711
     2,900          Verizon Communications, Inc.                        112,375
                                                                    -----------
                                                                        670,757
                                                                    -----------
                    TOYS/GAMES/HOBBIES: 0.93%
     5,500     @    Leapfrog Enterprises, Inc.                          138,325
                                                                    -----------
                                                                        138,325
                                                                    -----------
                    TRANSPORTATION: 2.08%
     3,800     @    Arkansas Best Corp.                                  98,728
     1,900          Roadway Corp.                                        69,939
     5,600     @    Yellow Corp.                                        141,070
                                                                    -----------
                                                                        309,737
                                                                    -----------
                    Total Common Stock (Cost $14,114,285)            14,215,507
                                                                    -----------
MUTUAL FUNDS: 0.86%
                    EQUITY FUND: 0.86%
     5,800          Semiconductor HOLDRs Trust                          128,470
                                                                    -----------
                    Total Mutual Funds (Cost $163,884)                  128,470
                                                                    -----------
                    Total Long-Term Investments (Cost $14,278,169)   14,343,977
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.86%
                    REPURCHASE AGREEMENT: 3.86%
$  574,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $574,026 to be received
                      upon repurchase (Collateralized by $530,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $586,313 due 02/15/12)                        $   574,000
                                                                    -----------
                    Total Short-Term Investments (Cost $574,000)        574,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $14,852,169)*                 100.35%   $14,917,977
                    OTHER ASSETS AND LIABILITIES-NET       -0.35%       (52,406)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $14,865,571
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $15,091,386. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   546,734
                    Gross Unrealized Depreciation                      (720,143)
                                                                    -----------
                    Net Unrealized Depreciation                     $  (173,409)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
LargeCap
Growth
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.52%
                    AEROSPACE/DEFENSE: 0.74%
       100          Northrop Grumman Corp.                          $     9,700
                                                                    -----------
                                                                          9,700
                                                                    -----------
                    BIOTECHNOLOGY: 4.39%
     1,200     @    Amgen, Inc.                                          58,008
                                                                    -----------
                                                                         58,008
                                                                    -----------
                    COMPUTERS: 14.03%
       300     @    Affiliated Computer Services, Inc.                   15,795
     1,400     @    Dell Computer Corp.                                  37,436
       700          Electronic Data Systems Corp.                        12,901
     3,200     @    EMC Corp.-Mass.                                      19,648
     1,900          Hewlett-Packard Co.                                  32,984
       700          International Business Machines Corp.                54,250
       200     @    Lexmark Intl., Inc.                                  12,100
                                                                    -----------
                                                                        185,114
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 0.82%
       200          Avon Products, Inc.                                  10,774
                                                                    -----------
                                                                         10,774
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 9.88%
     1,600          American Express Co.                                 56,560
     1,000          Citigroup, Inc.                                      35,190
       400          Goldman Sachs Group, Inc.                            27,240
       300          Merrill Lynch & Co., Inc.                            11,385
                                                                    -----------
                                                                        130,375
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 8.66%
     1,200     @    Boston Scientific Corp.                              51,024
       500          Medtronic, Inc.                                      22,800
       200     @    St. Jude Medical, Inc.                                7,944
       300          Stryker Corp.                                        20,136
       300     @    Zimmer Holdings, Inc.                                12,456
                                                                    -----------
                                                                        114,360
                                                                    -----------
                    HEALTHCARE-SERVICES: 0.91%
       500     @    WellChoice, Inc.                                     11,975
                                                                    -----------
                                                                         11,975
                                                                    -----------
                    INSURANCE: 0.84%
       300          Allstate Corp.                                       11,097
                                                                    -----------
                                                                         11,097
                                                                    -----------
                    INTERNET: 2.41%
       300     @    eBay, Inc.                                           20,346
       700     @    Yahoo, Inc.                                          11,445
                                                                    -----------
                                                                         31,791
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.69%
       200          Deere & Co.                                           9,170
                                                                    -----------
                                                                          9,170
                                                                    -----------
                    MEDIA: 5.13%
     2,200     @    AOL Time Warner, Inc.                                28,820
       226     @    Comcast Corp.                                         5,327
       700     @    COX Communications, Inc.                             19,880
       300          Tribune Co.                                          13,638
                                                                    -----------
                                                                         67,665
                                                                    -----------
                    MINING: 1.32%
       600          Newmont Mining Corp.                                 17,418
                                                                    -----------
                                                                         17,418
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 2.10%
       100          3M Co.                                               12,330
       900    @@    Tyco Intl. Ltd.                                      15,372
                                                                    -----------
                                                                         27,702
                                                                    -----------
                    OIL & GAS SERVICES: 4.00%
       900          Baker Hughes, Inc.                                   28,971
       600          Halliburton Co.                                      11,226
       300          Schlumberger Ltd.                                    12,627
                                                                    -----------
                                                                         52,824
                                                                    -----------
                    PHARMACEUTICALS: 7.41%
       400          Eli Lilly & Co.                                      25,400
       200     @    Forest Laboratories, Inc.                            19,644
       500          Merck & Co., Inc.                                    28,305
       800          Pfizer, Inc.                                         24,456
                                                                    -----------
                                                                         97,805
                                                                    -----------
                    RETAIL: 5.53%
       500     @    Best Buy Co., Inc.                                   12,075
     2,100          Gap, Inc.                                            32,592
       800     @    Staples, Inc.                                        14,640
       700          TJX Cos, Inc.                                        13,664
                                                                    -----------
                                                                         72,971
                                                                    -----------
                    SEMICONDUCTORS: 5.56%
     1,800          Intel Corp.                                          28,026
     1,000          Linear Technology Corp.                              25,720
       700     @    Novellus Systems, Inc.                               19,656
                                                                    -----------
                                                                         73,402
                                                                    -----------
                    SOFTWARE: 4.72%
       500     @    Intuit, Inc.                                         23,460
       500     @    Microsoft Corp.                                      25,850
     1,200     @    Oracle Corp.                                         12,960
                                                                    -----------
                                                                         62,270
                                                                    -----------
                    TELECOMMUNICATIONS: 12.33%
       740          AT&T Corp.                                           19,321
     2,400     @    AT&T Wireless Services, Inc.                         13,560
     2,300     @    Cisco Systems, Inc.                                  30,130
     1,800     @    Nextel Communications, Inc.                          20,790
     2,200    @@    Nokia OYJ ADR                                        34,100
       700     @    Qualcomm, Inc.                                       25,473
       500          Verizon Communications, Inc.                         19,375
                                                                    -----------
                                                                        162,749
                                                                    -----------
                    TRANSPORTATION: 2.05%
       500          FedEx Corp.                                          27,110
                                                                    -----------
                                                                         27,110
                                                                    -----------
                    Total Common Stock (Cost $1,193,102)              1,234,280
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
LargeCap
Growth
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.27%
                    REPURCHASE AGREEMENT: 7.27%
$   96,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $96,004 to be received
                      upon repurchase (Collateralized by $70,000
                      U.S. Treasury Bonds, 8.500% Market Value
                      $103,753 due 02/15/20)                        $    96,000
                                                                    -----------
                    Total Short-Term Investments (Cost $96,000)          96,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $1,289,102)*                  100.79%   $ 1,330,280
                    OTHER ASSETS AND LIABILITIES-NET       -0.79%       (10,398)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 1,319,882
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $1,344,523. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $    21,011
                    Gross Unrealized Depreciation                       (35,254)
                                                                    -----------
                    Net Unrealized Depreciation                     $   (14,243)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.31%
                    AEROSPACE/DEFENSE: 1.00%
       750          Northrop Grumman Corp.                          $    72,750
                                                                    -----------
                                                                         72,750
                                                                    -----------
                    AIRLINES: 3.75%
     9,900          Delta Air Lines, Inc.                               119,790
     3,900   @,@@   Ryanair Holdings PLC ADR                            152,724
                                                                    -----------
                                                                        272,514
                                                                    -----------
                    APPAREL: 6.03%
     6,000     @    Coach, Inc.                                         197,520
     1,200     @    Columbia Sportswear Co.                              53,304
     2,600          Liz Claiborne, Inc.                                  77,090
     5,100     @    Polo Ralph Lauren Corp.                             110,976
                                                                    -----------
                                                                        438,890
                                                                    -----------
                    BIOTECHNOLOGY: 1.34%
     3,300     @    Genzyme Corp.-Genl Division                          97,581
                                                                    -----------
                                                                         97,581
                                                                    -----------
                    CHEMICALS: 0.91%
     1,400     @    Cabot Microelectronics Corp.                         66,080
                                                                    -----------
                                                                         66,080
                                                                    -----------
                    COMMERCIAL SERVICES: 3.50%
     6,200     @    University of Phoenix Online                        222,208
       700     @    Weight Watchers Intl., Inc.                          32,179
                                                                    -----------
                                                                        254,387
                                                                    -----------
                    COMPUTERS: 2.93%
       700     @    Affiliated Computer Services, Inc.                   36,855
     1,100     @    Lexmark Intl., Inc.                                  66,550
    11,000     @    Network Appliance, Inc.                             110,000
                                                                    -----------
                                                                        213,405
                                                                    -----------
                    ELECTRONICS: 3.68%
     3,600          Parker Hannifin Corp.                               166,068
    12,400          Symbol Technologies, Inc.                           101,928
                                                                    -----------
                                                                        267,996
                                                                    -----------
                    ENTERTAINMENT: 2.50%
     2,400     @    International Game Technology                       182,208
                                                                    -----------
                                                                        182,208
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 1.83%
    13,300     @    Allied Waste Industries, Inc.                       133,000
                                                                    -----------
                                                                        133,000
                                                                    -----------
                    FOOD: 1.30%
     1,800     @    Whole Foods Market, Inc.                             94,914
                                                                    -----------
                                                                         94,914
                                                                    -----------
                    HEALTHCARE-SERVICES: 0.44%
     1,100     @    Coventry Health Care, Inc.                           31,933
                                                                    -----------
                                                                         31,933
                                                                    -----------
                    INSURANCE: 3.40%
     1,000    @@    RenaissanceRe Holdings Ltd.                          39,600
     1,200          Safeco Corp.                                         41,604
     4,200          WR Berkley Corp.                                    166,362
                                                                    -----------
                                                                        247,566
                                                                    -----------
                    INTERNET: 4.01%
       300     @    Expedia, Inc.                                        20,079
     3,400     @    Symantec Corp.                                      137,734
     8,200     @    Yahoo, Inc.                                         134,070
                                                                    -----------
                                                                        291,883
                                                                    -----------
                    LEISURE TIME: 1.20%
     1,600     @    Hotels.com                                           87,408
                                                                    -----------
                                                                         87,408
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 0.94%
     1,200     @    Zebra Technologies Corp.                             68,760
                                                                    -----------
                                                                         68,760
                                                                    -----------
                    MEDIA: 5.95%
     9,100     @    Cablevision Systems Corp.                           152,334
     1,550          Scripps Co. (E.W.)                                  119,272
     4,000     @    Univision Communications, Inc.                       98,000
     1,700     @    Westwood One, Inc.                                   63,512
                                                                    -----------
                                                                        433,118
                                                                    -----------
                    OIL & GAS: 4.33%
     1,500   @,@@   Nabors Industries Ltd.                               52,905
     2,700     @    Pride Intl., Inc.                                    40,230
     4,000          Valero Energy Corp.                                 147,760
     3,000          XTO Energy, Inc.                                     74,100
                                                                    -----------
                                                                        314,995
                                                                    -----------
                    OIL & GAS SERVICES: 3.49%
     1,500     @    Cooper Cameron Corp.                                 74,730
     3,300          Halliburton Co.                                      61,743
     3,600     @    Smith Intl., Inc.                                   117,432
                                                                    -----------
                                                                        253,905
                                                                    -----------
                    PACKAGING & CONTAINERS: 0.97%
     4,600     @    Smurfit-Stone Container Corp.                        70,799
                                                                    -----------
                                                                         70,799
                                                                    -----------
                    PHARMACEUTICALS: 11.29%
     2,700   @,@@   Biovail Corp.                                        71,307
     5,000     @    Celgene Corp.                                       107,350
     2,200     @    Cephalon, Inc.                                      107,070
     4,200     @    Gilead Sciences, Inc.                               142,800
     2,000     @    Medimmune, Inc.                                      54,340
     4,600    @@    Teva Pharmaceutical Industries ADR                  177,606
     5,700     @    Watson Pharmaceuticals, Inc.                        161,139
                                                                    -----------
                                                                        821,612
                                                                    -----------
                    RETAIL: 7.02%
     5,800     @    Chico's FAS, Inc.                                   109,678
     2,100          Nordstrom, Inc.                                      39,837
     5,300          Pier 1 Imports, Inc.                                100,329
     4,300     @    Saks, Inc.                                           50,482
     8,700     @    Staples, Inc.                                       159,210
     1,900     @    Williams-Sonoma, Inc.                                51,585
                                                                    -----------
                                                                        511,121
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    SEMICONDUCTORS: 7.66%
    13,800     @    Altera Corp.                                    $   170,292
     1,500     @    Lam Research Corp.                                   16,200
    17,300     @    LSI Logic Corp.                                      99,821
     5,400   @,@@   Marvell Technology Group Ltd.                       101,844
    13,000     @    Teradyne, Inc.                                      169,130
                                                                    -----------
                                                                        557,287
                                                                    -----------
                    SOFTWARE: 5.85%
     3,600     @    BMC Software, Inc.                                   61,596
     1,400     @    Intuit, Inc.                                         65,688
     2,900     @    Mercury Interactive Corp.                            85,985
     3,200     @    Peoplesoft, Inc.                                     58,560
     2,900     @    Pixar, Inc.                                         153,671
                                                                    -----------
                                                                        425,500
                                                                    -----------
                    TELECOMMUNICATIONS: 5.74%
     6,500     @    CIENA Corp.                                          33,410
     7,200     @    Comverse Technology, Inc.                            72,144
     3,200     @    EchoStar Communications Corp.                        71,232
    11,600     @    Nextel Communications, Inc.                         133,980
     5,400     @    Utstarcom, Inc.                                     107,082
                                                                    -----------
                                                                        417,848
                                                                    -----------
                    TRANSPORTATION: 2.25%
     1,500     @    SCS Transportation, Inc.                             14,865
     5,900     @    Yellow Corp.                                        148,627
                                                                    -----------
                                                                        163,492
                                                                    -----------
                    Total Common Stock (Cost $6,769,206)              6,790,952
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.98%
                    REPURCHASE AGREEMENT: 5.98%
$  435,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $435,019 to be received
                      upon repurchase (Collateralized by $405,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $448,031 due 02/15/12)                        $   435,000
                                                                    -----------
                    Total Short-Term Investments (Cost $435,000)        435,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $7,204,206)*                   99.29%   $ 7,225,952
                    OTHER ASSETS AND LIABILITIES-NET        0.71%        51,542
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 7,277,494
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $7,320,471. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   188,265
                    Gross Unrealized Depreciation                      (282,784)
                                                                    -----------
                    Net Unrealized Depreciation                     $   (94,519)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.49%
                    ADVERTISING: 1.37%
    43,300     @    Getty Images, Inc.                              $ 1,322,815
                                                                    -----------
                                                                      1,322,815
                                                                    -----------
                    AEROSPACE/DEFENSE: 1.02%
    27,000          Engineered Support Systems, Inc.                    989,820
                                                                    -----------
                                                                        989,820
                                                                    -----------
                    APPAREL: 4.22%
    32,400     @    Columbia Sportswear Co.                           1,439,208
   101,700     @    Gymboree Corp.                                    1,612,962
    38,600     @    Quiksilver, Inc.                                  1,029,076
                                                                    -----------
                                                                      4,081,246
                                                                    -----------
                    BIOTECHNOLOGY: 1.92%
    18,600     @    Affymetrix, Inc.                                    425,754
    38,400     @    ICOS Corp.                                          898,944
    45,600     @    Telik, Inc.                                         531,696
                                                                    -----------
                                                                      1,856,394
                                                                    -----------
                    COMPUTERS: 8.62%
    23,000     @    Cognizant Technology Solutions Corp.              1,661,290
    44,200     @    Hutchinson Technology, Inc.                         914,940
    38,600     @    Imation Corp.                                     1,354,088
    29,400     @    Kronos, Inc.                                      1,087,506
    55,300     @    Manhattan Associates, Inc.                        1,308,398
    78,000     @    NetScreen Technologies, Inc.                      1,313,520
    23,100     @    Pec Solutions, Inc.                                 690,690
                                                                    -----------
                                                                      8,330,432
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 2.17%
    11,500          Chicago Mercantile Exchange                         502,090
    73,800     @    Portfolio Recovery Associates, Inc.               1,346,924
    37,900     @    Providian Financial Corp.                           245,971
                                                                    -----------
                                                                      2,094,985
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.82%
    27,200     @    Wilson Greatbatch Technologies, Inc.                794,240
                                                                    -----------
                                                                        794,240
                                                                    -----------
                    ELECTRONICS: 2.63%
    49,100     @    Cymer, Inc.                                       1,583,475
   116,600          Symbol Technologies, Inc.                           958,452
                                                                    -----------
                                                                      2,541,927
                                                                    -----------
                    ENTERTAINMENT: 2.88%
    92,700     @    Alliance Gaming Corp.                             1,578,681
    74,900     @    Macrovision Corp.                                 1,201,396
                                                                    -----------
                                                                      2,780,077
                                                                    -----------
                    ENVIRONMENTAL CONTROL: 0.82%
    20,600     @    Waste Connections, Inc.                             795,366
                                                                    -----------
                                                                        795,366
                                                                    -----------
                    HEALTHCARE-PRODUCTS: 3.06%
    10,900     @    Advanced Neuromodulation Systems, Inc.              382,590
    86,800     @    Cepheid, Inc.                                       442,506
    27,600          Cooper Cos., Inc.                                   690,552
     5,000     @    Cyberonics                                           92,000
    57,100     @    Immucor, Inc.                                     1,156,275
    27,500     @    Novoste Corp.                                       198,550
                                                                    -----------
                                                                      2,962,473
                                                                    -----------
                    HEALTHCARE-SERVICES: 5.45%
    29,900     @    Centene Corp.                                     1,004,341
    50,500     @    Covance, Inc.                                     1,241,795
    21,100     @    Coventry Health Care, Inc.                          612,533
    16,200     @    Pacificare Health Systems                           455,220
    24,500     @    Pediatrix Medical Group, Inc.                       981,470
    60,800     @    VistaCare, Inc.                                     973,408
                                                                    -----------
                                                                      5,268,767
                                                                    -----------
                    INSURANCE: 1.01%
    37,100   @,@@   Platinum Underwriters Holdings Ltd.                 977,585
                                                                    -----------
                                                                        977,585
                                                                    -----------
                    INTERNET: 4.92%
    45,800     @    Checkfree Corp.                                     732,846
    92,900     @    Digital River, Inc.                               1,110,155
    90,100     @    Macromedia, Inc.                                    959,565
    59,000     @    United Online, Inc.                                 940,519
    47,300     @    Websense, Inc.                                    1,010,375
                                                                    -----------
                                                                      4,753,460
                                                                    -----------
                    MACHINERY-DIVERSIFIED: 1.10%
    18,600     @    Zebra Technologies Corp.                          1,065,780
                                                                    -----------
                                                                      1,065,780
                                                                    -----------
                    MEDIA: 0.16%
    10,200     @    Cumulus Media, Inc.                                 151,674
                                                                    -----------
                                                                        151,674
                                                                    -----------
                    MINING: 1.16%
    98,500   @,@@   Glamis Gold Ltd.                                  1,116,990
                                                                    -----------
                                                                      1,116,990
                                                                    -----------
                    OIL & GAS: 3.21%
    11,400     @    Evergreen Resources, Inc.                           511,290
    23,400          Patina Oil & Gas Corp.                              740,610
    33,700   @,@@   Precision Drilling Corp.                          1,096,598
    34,000     @    Premcor, Inc.                                       755,820
                                                                    -----------
                                                                      3,104,318
                                                                    -----------
                    OIL & GAS SERVICES: 1.48%
    20,400     @    Hydril Co.                                          480,828
    31,000     @    National-Oilwell, Inc.                              677,040
    15,700     @    Varco Intl., Inc.                                   273,180
                                                                    -----------
                                                                      1,431,048
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    PHARMACEUTICALS: 11.83%
    32,500     @    Accredo Health, Inc.                             $1,145,625
    82,900     @    Amylin Pharmaceuticals, Inc.                      1,338,006
   126,700     @    BioMarin Pharmaceuticals, Inc.                      893,235
    76,200     @    First Horizon Pharmaceutical Corp.                  569,824
    66,300     @    Medicines Co.                                     1,062,126
    29,800     @    NBTY, Inc.                                          523,884
    28,500     @    Neurocrine Biosciences, Inc.                      1,301,310
    44,100     @    NPS Pharmaceuticals, Inc.                         1,109,997
    61,300     @    Scios, Inc.                                       1,997,154
    39,900   @,@@   Taro Pharmaceuticals Industries                   1,500,240
                                                                    -----------
                                                                     11,441,401
                                                                    -----------
                    RETAIL: 11.12%
    17,400     @    California Pizza Kitchen, Inc.                      438,480
    77,000     @    Chico's FAS, Inc.                                 1,456,070
    17,800     @    Coldwater Creek, Inc.                               341,760
    28,400     @    Cosi, Inc.                                          157,904
    59,900     @    Dick's Sporting Goods, Inc.                       1,150,080
    41,400     @    HOT Topic, Inc.                                     947,232
        50     @    J Jill Group, Inc.                                      699
    20,400     @    JOS A Bank Clothiers, Inc.                          434,928
    43,200     @    Kirkland's, Inc.                                    488,160
    47,100     @    Linens 'N Things, Inc.                            1,064,460
    29,000     @    Men's Wearhouse, Inc.                               497,350
    93,600     @    Pacific Sunwear of California                     1,655,784
    38,200     @    Panera Bread Co.                                  1,329,742
    21,800     @    PF Chang's China Bistro, Inc.                       791,340
                                                                    -----------
                                                                     10,753,989
                                                                    -----------
                    SEMICONDUCTORS: 7.69%
    56,300     @    Artisan Components, Inc.                            868,709
    66,300     @    Asyst Technologies, Inc.                            487,305
    89,300     @    Cree, Inc.                                        1,460,055
    20,500     @    Lam Research Corp.                                  221,400
    77,400     @    Monolithic System Technology, Inc.                  934,992
    55,200   @,@@   O2Micro Intl. Ltd.                                  538,145
   120,800     @    Omnivision Technologies, Inc.                     1,639,256
   149,000     @    Skyworks Solutions, Inc.                          1,284,380
                                                                    -----------
                                                                      7,434,242
                                                                    -----------
                    SOFTWARE: 9.93%
    38,300     @    Altiris, Inc.                                       609,736
    53,700     @    Avid Technology, Inc.                             1,232,415
    76,600     @    Borland Software Corp.                              942,180
    64,000     @    Documentum, Inc.                                  1,002,240
    54,800     @    EPIQ Systems, Inc.                                  839,536
    61,600     @    Hyperion Solutions Corp.                          1,581,272
    30,200     @    IMPAC Medical Systems, Inc.                         559,304
    38,100     @    JD Edwards & Co.                                    429,768
    71,200     @    Packeteer, Inc.                                     488,432
   140,500     @    Pinnacle Systems, Inc.                            1,912,205
                                                                    -----------
                                                                      9,597,088
                                                                    -----------
                    TELECOMMUNICATIONS: 2.19%
    25,300     @    Adtran, Inc.                                        832,370
    77,100     @    Boston Communications Group                         979,941
    12,100     @    SafeNet, Inc.                                       306,735
                                                                    -----------
                                                                      2,119,046
                                                                    -----------
                    TOYS/GAMES/HOBBIES: 1.69%
    35,400     @    Leapfrog Enterprises, Inc.                          890,310
    83,200     @    Marvel Enterprises, Inc.                            747,136
                                                                    -----------
                                                                      1,637,446
                                                                    -----------
                    TRANSPORTATION: 1.02%
    17,800     @    Old Dominion Freight Line                           504,630
    13,100          Roadway Corp.                                       482,211
                                                                    -----------
                                                                        986,841
                                                                    -----------
                    Total Common Stock (Cost $85,829,837)            90,389,450
                                                                    -----------
MUTUAL FUNDS: 1.00%
                    EQUITY FUND: 1.00%
    24,200          iShares Russell 2000 Growth Index Fund              964,370
                                                                    -----------
                    Total Mutual Funds (Cost $970,655)                  964,370
                                                                    -----------
                    Total Long-Term Investments (Cost $86,800,492)   91,353,820
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.51%
                    REPURCHASE AGREEMENT: 4.51%
$4,360,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $4,360,194 to be received
                      upon repurchase (Collateralized by $3,005,000
                      U.S. Treasury Bonds, 8.500% Market Value
                      $4,453,972 due 02/15/20) $4,360,000
                                                                    -----------
                    Total Short-Term Investments (Cost $4,360,000)    4,360,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $91,160,492)*                  99.00%   $95,713,820
                    OTHER ASSETS AND LIABILITIES-NET        1.00%       967,091
                                                          ------    -----------
                    NET ASSETS                            100.00%   $96,680,911
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is $94,090,196. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                   $ 4,358,736
                    Gross Unrealized Depreciation                    (2,735,112)
                                                                    -----------
                    Net Unrealized Appreciation                     $ 1,623,624
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Large Company
Value
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 96.65%
                    AGRICULTURE: 0.10%
        68          Monsanto Co.                                    $     1,309
                                                                    -----------
                                                                          1,309
                                                                    -----------
                    COMMERCIAL SERVICES: 3.22%
     4,200     @    Cendant Corp.                                        44,016
                                                                    -----------
                                                                         44,016
                                                                    -----------
                    COMPUTERS: 4.39%
     5,500     @    EMC Corp.-Mass.                                      33,770
     1,506          Hewlett-Packard Co.                                  26,144
                                                                    -----------
                                                                         59,914
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 1.04%
       300          Kimberly-Clark Corp.                                 14,241
                                                                    -----------
                                                                         14,241
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 7.99%
     1,000          Alliance Capital Management Holding LP               31,000
     1,200          Citigroup, Inc.                                      42,228
       900          Morgan Stanley                                       35,928
                                                                    -----------
                                                                        109,156
                                                                    -----------
                    ELECTRIC: 0.66%
     2,800     @    Reliant Resources, Inc.                               8,960
                                                                    -----------
                                                                          8,960
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 1.12%
       300          Emerson Electric Co.                                 15,255
                                                                    -----------
                                                                         15,255
                                                                    -----------
                    FOOD: 1.95%
       134     @    Del Monte Foods Co.                                   1,031
       300          HJ Heinz Co.                                          9,861
       700          Sara Lee Corp.                                       15,757
                                                                    -----------
                                                                         26,649
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 2.81%
       300          Bowater, Inc.                                        12,585
       500          MeadWestvaco Corp.                                   12,355
       300          Temple-Inland, Inc.                                  13,443
                                                                    -----------
                                                                         38,383
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.16%
       500     @    Tenet Healthcare Corp.                                8,200
       300     @    WellPoint Health Networks                            21,348
                                                                    -----------
                                                                         29,548
                                                                    -----------
                    INSURANCE: 15.48%
       500          Allstate Corp.                                       18,495
       200          American Intl. Group                                 11,570
       300          Chubb Corp.                                          15,660
     1,100          Cigna Corp.                                          45,232
       800          Hartford Financial Services Group, Inc.              36,344
       500          Loews Corp.                                          22,230
       900          St. Paul Cos.                                        30,645
     2,143     @    Travelers Property Casualty Corp.                    31,395
                                                                    -----------
                                                                        211,571
                                                                    -----------
                    MACHINERY-CONSTRUCTION & MINING: 1.00%
       300          Caterpillar, Inc.                                    13,716
                                                                    -----------
                                                                         13,716
                                                                    -----------
                    MEDIA: 1.34%
     1,400     @    AOL Time Warner, Inc.                                18,340
                                                                    -----------
                                                                         18,340
                                                                    -----------
                    MINING: 3.06%
     1,100          Alcoa, Inc.                                          25,058
     1,000     @    Freeport-McMoRan Copper & Gold, Inc.                 16,780
                                                                    -----------
                                                                         41,838
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 6.29%
     1,800          Honeywell Intl., Inc.                                43,200
     2,500    @@    Tyco Intl. Ltd.                                      42,700
                                                                    -----------
                                                                         85,900
                                                                    -----------
                    OIL & GAS: 9.59%
       300          Amerada Hess Corp.                                   16,515
       900          Anadarko Petroleum Corp.                             43,110
       320          Apache Corp.                                         18,237
       100          ChevronTexaco Corp.                                   6,648
       687          ConocoPhillips                                       33,244
       300          Kerr-McGee Corp.                                     13,290
                                                                    -----------
                                                                        131,044
                                                                    -----------
                    PHARMACEUTICALS: 7.18%
     1,400          Bristol-Myers Squibb Co.                             32,410
       900     @    IVAX Corp.                                           10,917
       900     @    King Pharmaceuticals, Inc.                           15,471
       600          Pfizer, Inc.                                         18,342
       500          Pharmacia Corp.                                      20,900
                                                                    -----------
                                                                         98,040
                                                                    -----------
                    PIPELINES: 0.89%
     1,750          EL Paso Corp.                                        12,180
                                                                    -----------
                                                                         12,180
                                                                    -----------
                    RETAIL: 7.79%
       900          CVS Corp.                                            22,473
       700     @    Federated Department Stores                          20,132
       900          May Department Stores Co.                            20,682
     1,400          McDonald's Corp.                                     22,512
     1,100          RadioShack Corp.                                     20,614
                                                                    -----------
                                                                        106,413
                                                                    -----------
                    SAVINGS & LOANS: 2.27%
       900          Washington Mutual, Inc.                              31,077
                                                                    -----------
                                                                         31,077
                                                                    -----------
                    SEMICONDUCTORS: 1.84%
     3,900     @    Advanced Micro Devices, Inc.                         25,194
                                                                    -----------
                                                                         25,194
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Large Company
Value
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS: 11.81%
     1,700     @    3Com Corp.                                      $     7,871
     5,000     @    ADC Telecommunications, Inc.                         10,450
     4,400     @    AT&T Wireless Services, Inc.                         24,860
     8,800     @    JDS Uniphase Corp.                                   21,736
     6,400     @    Lucent Technologies, Inc.                             8,064
     6,300     @    Tellabs, Inc.                                        45,801
     1,100          Verizon Communications, Inc.                         42,625
                                                                    -----------
                                                                        161,407
                                                                    -----------
                    TOBACCO: 2.67%
       900          Philip Morris Cos., Inc.                             36,477
                                                                    -----------
                                                                         36,477
                                                                    -----------
                    Total Common Stock (Cost $1,559,277)              1,320,628
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.76%
                    REPURCHASE AGREEMENT: 4.76%
$   65,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $65,003 to be received
                      upon repurchase (Collateralized by $45,000
                      U.S. Treasury Bonds, 9.875% Market Value
                      $70,369 due 11/15/15)                         $    65,000
                                                                    -----------
                    Total Short-Term Investments (Cost $65,000)          65,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $1,624,277)*                  101.41%   $ 1,385,628
                    OTHER ASSETS AND LIABILITIES-NET       -1.41%       (19,241)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 1,366,387
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $    18,944
                    Gross Unrealized Depreciation                      (257,593)
                                                                    -----------
                    Net Unrealized Depreciation                     $  (238,649)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.91%
                    AGRICULTURE: 0.15%
     1,387          Monsanto Co.                                    $    26,700
                                                                    -----------
                                                                         26,700
                                                                    -----------
                    COMMERCIAL SERVICES: 3.25%
    54,900     @    Cendant Corp.                                       575,352
                                                                    -----------
                                                                        575,352
                                                                    -----------
                    COMPUTERS: 4.81%
    69,500     @    EMC Corp.-Mass.                                     426,730
    24,506          Hewlett-Packard Co.                                 425,424
                                                                    -----------
                                                                        852,154
                                                                    -----------
                    COSMETICS/PERSONAL CARE: 1.05%
     3,900          Kimberly-Clark Corp.                                185,133
                                                                    -----------
                                                                        185,133
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 7.08%
    10,900          Alliance Capital Management Holding LP              337,900
    14,900          Citigroup, Inc.                                     524,331
     9,800          Morgan Stanley                                      391,216
                                                                    -----------
                                                                      1,253,447
                                                                    -----------
                    ELECTRIC: 0.68%
    37,800     @    Reliant Resources, Inc.                             120,960
                                                                    -----------
                                                                        120,960
                                                                    -----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 1.58%
     5,500          Emerson Electric Co.                                279,675
                                                                    -----------
                                                                        279,675
                                                                    -----------
                    FOOD: 1.25%
     9,800          Sara Lee Corp.                                      220,598
                                                                    -----------
                                                                        220,598
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 3.15%
     4,300          Bowater, Inc.                                       180,385
     6,900          MeadWestvaco Corp.                                  170,499
     4,600          Temple-Inland, Inc.                                 206,126
                                                                    -----------
                                                                        557,010
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.53%
     5,600     @    Tenet Healthcare Corp.                               91,840
     5,000     @    WellPoint Health Networks                           355,800
                                                                    -----------
                                                                        447,640
                                                                    -----------
                    INSURANCE: 16.88%
     9,300          Allstate Corp.                                      344,007
     3,200          American Intl. Group                                185,120
     5,500          Chubb Corp.                                         287,100
    14,900          Cigna Corp.                                         612,688
     9,400          Hartford Financial Services Group, Inc.             427,042
     8,200          Loews Corp.                                         364,572
    10,800          St. Paul Cos.                                       367,740
    27,436     @    Travelers Property Casualty Corp.                   401,937
                                                                    -----------
                                                                      2,990,206
                                                                    -----------
                    MACHINERY-CONSTRUCTION & MINING: 1.26%
     4,900          Caterpillar, Inc.                                   224,028
                                                                    -----------
                                                                        224,028
                                                                    -----------
                    MEDIA: 1.10%
    14,900     @    AOL Time Warner, Inc.                               195,190
                                                                    -----------
                                                                        195,190
                                                                    -----------
                    MINING: 2.71%
    14,850          Alcoa, Inc.                                         338,283
     8,400     @    Freeport-McMoRan Copper & Gold, Inc.                140,952
                                                                    -----------
                                                                        479,235
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 5.56%
    21,200          Honeywell Intl., Inc.                               508,800
    27,910    @@    Tyco Intl. Ltd.                                     476,703
                                                                    -----------
                                                                        985,503
                                                                    -----------
                    OIL & GAS: 11.97%
     5,500          Amerada Hess Corp.                                  302,775
    10,400          Anadarko Petroleum Corp.                            498,160
     6,560          Apache Corp.                                        373,854
     3,800          ChevronTexaco Corp.                                 252,624
     7,530          ConocoPhillips                                      364,377
     3,300          GlobalSantaFe Corp.                                  80,256
     5,600          Kerr-McGee Corp.                                    248,080
                                                                    -----------
                                                                      2,120,126
                                                                    -----------
                    OIL & GAS SERVICES: 0.72%
     6,850          Halliburton Co.                                     128,163
                                                                    -----------
                                                                        128,163
                                                                    -----------
                    PHARMACEUTICALS: 6.98%
    18,000          Bristol-Myers Squibb Co.                            416,700
     8,800     @    IVAX Corp.                                          106,744
    11,200     @    King Pharmaceuticals, Inc.                          192,528
     6,500          Pfizer, Inc.                                        198,705
     7,700          Pharmacia Corp.                                     321,860
                                                                    -----------
                                                                      1,236,537
                                                                    -----------
                    PIPELINES: 0.78%
    19,900          EL Paso Corp.                                       138,504
                                                                    -----------
                                                                        138,504
                                                                    -----------
                    RETAIL: 7.02%
     9,200          CVS Corp.                                           229,724
     9,200     @    Federated Department Stores                         264,592
    11,900          May Department Stores Co.                           273,462
    18,200          McDonald's Corp.                                    292,656
     9,800          RadioShack Corp.                                    183,652
                                                                    -----------
                                                                      1,244,086
                                                                    -----------
                    SAVINGS & LOANS: 1.60%
     8,200          Washington Mutual, Inc.                             283,146
                                                                    -----------
                                                                        283,146
                                                                    -----------
                    SEMICONDUCTORS: 1.48%
    40,500     @    Advanced Micro Devices, Inc.                        261,630
                                                                    -----------
                                                                        261,630
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS: 9.88%
    18,900     @    3Com Corp.                                      $    87,507
    49,400     @    ADC Telecommunications, Inc.                        103,246
    47,300     @    AT&T Wireless Services, Inc.                        267,245
    97,500     @    JDS Uniphase Corp.                                  240,825
    59,200     @    Lucent Technologies, Inc.                            74,592
    63,900     @    Tellabs, Inc.                                       464,553
    13,200          Verizon Communications, Inc.                        511,500
                                                                    -----------
                                                                      1,749,468
                                                                    -----------
                    TOBACCO: 2.44%
    10,650          Philip Morris Cos., Inc.                            431,645
                                                                    -----------
                                                                        431,645
                                                                    -----------
                    Total Common Stock (Cost $20,060,657)            16,986,136
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.01%
                    REPURCHASE AGREEMENT: 4.01%
$ 711,000           State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $711,032 to be received
                      upon repurchase (Collateralized by $660,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $730,125 due 02/15/02)                        $   711,000
                                                                    -----------
                    Total Short-Term Investments (Cost $711,000)        711,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $20,771,657)*                  99.92%   $17,697,136
                    OTHER ASSETS AND LIABILITIES-NET        0.08%        14,407
                                                          ------    -----------
                    NET ASSETS                            100.00%   $17,711,543
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is $20,773,126. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $   165,002
                    Gross Unrealized Depreciation                    (3,240,992)
                                                                    -----------
                    Net Unrealized Depreciation                     $(3,075,990)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Convertible
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 4.25%
                    AEROSPACE/DEFENSE: 0.38%
       550     @    Titan Corp.                                     $     5,720
                                                                    -----------
                                                                          5,720
                                                                    -----------
                    HEALTHCARE-SERVICES: 2.70%
     2,000     @    Community Health Systems, Inc.                       41,180
                                                                    -----------
                                                                         41,180
                                                                    -----------
                    HOME BUILDERS: 0.11%
       100          DR Horton, Inc.                                       1,735
                                                                    -----------
                                                                          1,735
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 0.44%
       275          General Electric Co.                                  6,696
                                                                    -----------
                                                                          6,696
                                                                    -----------
                    RETAIL: 0.62%
       350          Wendy's International, Inc.                           9,475
                                                                    -----------
                                                                          9,475
                                                                    -----------
                    Total Common Stock (Cost $70,810)                    64,806
                                                                    -----------
PREFERRED STOCK: 14.90%
                    AEROSPACE/DEFENSE: 1.01%
       350          Titan Capital Trust                                  15,400
                                                                    -----------
                                                                         15,400
                                                                    -----------
                    AUTO MANUFACTURERS: 3.26%
       500     @    Ford Motor Co. Capital Trust II                      20,425
     1,200          General Motors Corp.                                 29,316
                                                                    -----------
                                                                         49,741
                                                                    -----------
                    DIVERSIFIED FINANCIAL SERVICES: 2.28%
     1,700          Gabelli Asset Management, Inc.                       34,850
                                                                    -----------
                                                                         34,850
                                                                    -----------
                    FOOD: 1.96%
       575          Suiza Capital Trust II                               29,972
                                                                    -----------
                                                                         29,972
                                                                    -----------
                    FOREST PRODUCTS & PAPER: 0.41%
       135          International Paper Capital                           6,294
                                                                    -----------
                                                                          6,294
                                                                    -----------
                    INSURANCE: 3.59%
       185          Prudential Financial, Inc.                           10,095
     2,000          Travelers Property Casualty Corp.                    44,700
                                                                    -----------
                                                                         54,795
                                                                    -----------
                    SAVINGS & LOANS: 1.62%
       475          Washington Mutual, Inc.                              24,641
                                                                    -----------
                                                                         24,641
                                                                    -----------
                    TELECOMMUNICATIONS: 0.77%
       230     @    COX Communications, Inc.                              6,829
        10          Lucent Technologies, Inc.                             4,925
                                                                    -----------
                                                                         11,754
                                                                    -----------
                    Total Preferred Stock (Cost $238,932)               227,447
                                                                    -----------
CONVERTIBLE PREFERRED STOCK: 2.56%
                    HEALTHCARE-SERVICES: 1.02%
       200          Anthem, Inc.                                         15,550
                                                                    -----------
                                                                         15,550
                                                                    -----------
                    SAVINGS & LOANS: 1.54%
       300          Sovereign Capital Trust II                           23,580
                                                                    -----------
                                                                         23,580
                                                                    -----------
                    Total Convertible Preferred Stock
                      (Cost $32,675)                                     39,130
                                                                    -----------
MUTUAL FUNDS: 2.60%
                    EQUITY FUND: 2.60%
       450          SPDR Trust Series 1, 0.000%, due                     39,703
                                                                    -----------
                    Total Mutual Funds (Cost $39,847)                    39,703
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 58.27%
                    ADVERTISING: 1.00%
$   16,000     @    Young & Rubicam, Inc., 3.000%, due 01/15/05     $    15,280
                                                                    -----------
                                                                         15,280
                                                                    -----------
                    AGRICULTURE: 0.67%
    10,000    @,#   Bunge Ltd. Finance Corp., 3.750%, due 11/15/22       10,275
                                                                    -----------
                                                                         10,275
                                                                    -----------
                    AUTO PARTS & EQUIPMENT: 2.73%
   100,000    @,#   Lear Corp., 0.000%, due 02/20/22                     41,625
                                                                    -----------
                                                                         41,625
                                                                    -----------
                    BIOTECHNOLOGY: 2.49%
    20,000    @,#   Amgen, Inc., 0.000%, due 03/01/32                    14,825
    25,000     @    Genzyme Corp.-Genl Division, 3.000%,
                      due 05/15/21                                       23,187
                                                                    -----------
                                                                         38,012
                                                                    -----------
                    COMPUTERS: 1.15%
    20,000  @,@@,#  ASML Holding NV, 4.250%, due 11/30/04                17,550
                                                                    -----------
                                                                         17,550
                                                                    -----------
                    DISTRIBUTION/WHOLESALE: 1.37%
    30,000     @    Costco Wholesale Corp., 0.000%, due 08/19/17         20,925
                                                                    -----------
                                                                         20,925
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Convertible
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    DIVERSIFIED FINANCIAL SERVICES: 8.45%
$   40,000          Franklin Resources, Inc., 0.000%, due 05/11/31  $    23,800
    90,000          Merrill Lynch & Co., Inc., 0.000%, due 05/23/31      46,912
   100,000          Verizon Global Funding Corp., 0.000%,
                      due 05/15/21                                       58,250
                                                                    -----------
                                                                        128,962
                                                                    -----------
                    ELECTRIC: 0.43%
    13,000     @    Calpine Corp., 4.000%, due 12/26/06                   6,467
                                                                    -----------
                                                                          6,467
                                                                    -----------
                    ELECTRONICS: 2.52%
    75,000     @    Solectron Corp., 0.000%, due 11/20/20                38,437
                                                                    -----------
                                                                         38,437
                                                                    -----------
                    FOOD: 1.42%
    30,000     #    General Mills, Inc., 0.000%, due 10/28/22            21,713
                                                                    -----------
                                                                         21,713
                                                                    -----------
                    HEALTHCARE-SERVICES: 4.59%
    35,000     @    Laboratory Corp. of America Holdings, 0.000%,
                      due 09/11/21                                       23,494
    20,000     @    Quest Diagnostics, 1.750%, due 11/30/21              21,000
    40,000     @    Universal Health Services, Inc., 0.426%,
                      due 06/23/20                                       25,600
                                                                    -----------
                                                                         70,094
                                                                    -----------
                    INSURANCE: 1.70%
    30,000     #    AmerUs Group Co., 2.000%, due 03/06/32               25,987
                                                                    -----------
                                                                         25,987
                                                                    -----------
                    INTERNET: 0.91%
    25,000     @    America Online, Inc., 0.000%, due 12/06/19           13,875
                                                                    -----------
                                                                         13,875
                                                                    -----------
                    LODGING: 1.76%
    90,000    @@    Four Seasons Hotels, Inc., 0.000%,
                      due 09/23/29                                       26,888
                                                                    -----------
                                                                         26,888
                                                                    -----------
                    MEDIA: 3.92%
    60,000     @    Clear Channel Communications, Inc., 2.625%,
                      due 04/01/03                                       59,850
                                                                    -----------
                                                                         59,850
                                                                    -----------
                    MINING: 0.88%
    20,000   @,@@   Inco Ltd., 0.000%, due 03/29/21                      13,500
                                                                    -----------
                                                                         13,500
                                                                    -----------
                    MISCELLANEOUS MANUFACTURING: 1.89%
    40,000    @@    Tyco Intl. Ltd., 0.000%, due 11/17/20                28,850
                                                                    -----------
                                                                         28,850
                                                                    -----------
                    OIL & GAS: 5.58%
    20,000          Devon Energy Corp., 4.900%, due 08/15/08             20,175
    18,000          Kerr-McGee Corp., 5.250%, due 02/15/10               19,598
    35,000     @    Nabors Industries Ltd., 0.000%, due 02/05/21         22,269
    25,000          Transocean, Inc., 1.500%, due 05/15/21               23,094
                                                                    -----------
                                                                         85,136
                                                                    -----------
                    PHARMACEUTICALS: 3.62%
    15,000     @    Alza Corp., 0.000%, due 07/28/20                     11,737
    20,000     @    King Pharmaceuticals, Inc., 2.750%,
                      due 11/15/21                                       18,100
    35,000     #    Roche Holdings, Inc., 0.000%, due 01/19/15           25,375
                                                                    -----------
                                                                         55,212
                                                                    -----------
                    SEMICONDUCTORS: 4.20%
    20,000     @    Burr-Brown Corp., 4.250%, due 02/15/07               20,175
    20,000   @,@@   Chartered Semiconductor Manufacturing Ltd,
                      2.500%, due 04/02/06                               18,825
    30,000     @    Cypress Semiconductor Corp., 4.000%,
                      due 02/01/05                                       25,163
                                                                    -----------
                                                                         64,163
                                                                    -----------
                    SOFTWARE: 3.74%
    30,000     @    BEA Systems, Inc., 4.000%, due 12/15/06              27,300
    20,000     @    First Data Corp., 2.000%, due 03/01/08               22,600
    15,000     @    Network Associates, Inc., 0.000%, due 02/13/18        7,256
                                                                    -----------
                                                                         57,156
                                                                    -----------
                    TELECOMMUNICATIONS: 3.25%
    25,000   @,@@   Amdocs Ltd., 2.000%, due 06/01/08                    23,250
    20,000     @    EchoStar Communications Corp., 4.875%,
                      due 01/01/07                                       17,800
    10,000     @    Nextel Communications, Inc., 6.000%,
                      due 06/01/11                                        8,625
                                                                    -----------
                                                                         49,675
                                                                    -----------
                    Total Convertible Corporate Bonds
                      (Cost $892,155)                                   889,632
                                                                    -----------
CORPORATE BONDS: 5.56%
                    BIOTECHNOLOGY: 1.29%
    25,000     @    Millennium Pharmaceuticals, Inc., 5.500%,
                      due 01/15/07                                       19,719
                                                                    -----------
                                                                         19,719
                                                                    -----------
                    COMMERCIAL SERVICES: 0.65%
    10,000     @    Cendant Corp., 3.000%, due 05/04/21                   9,913
                                                                    -----------
                                                                          9,913
                                                                    -----------
                    ELECTRONICS: 1.97%
    65,000   @,@@   Celestica, Inc., 0.000%, due 08/01/20                30,144
                                                                    -----------
                                                                         30,144
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Convertible
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    OIL & GAS SERVICES: 1.65%
$   25,000     @    Cooper Cameron Corp., 1.750%, due 05/17/21      $    25,125
                                                                    -----------
                                                                         25,125
                                                                    -----------
                    Total Corporate Bonds (Cost $81,551)                 84,901
                                                                    -----------
                    Total Long-Term Investments (Cost $1,355,970)     1,345,619
                                                                    -----------

SHORT-TERM INVESTMENTS: 12.25%
                    REPURCHASE AGREEMENT: 12.25%
$  187,000          State Street Repurchase Agreement dated 12/31/02,
                      0.800% due 01/02/03, $187,008 to be received
                      upon repurchase (Collateralized by $175,000
                      U.S. Treasury Notes, 4.875% Market Value
                      $193,594 due 02/15/12)                        $   187,000
                                                                    -----------
                    Total Short-Term Investments (Cost $187,000)        187,000
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $1,542,970)*                  100.39%   $ 1,532,619
                    OTHER ASSETS AND LIABILITIES-NET       -0.39%        (5,991)
                                                          ------    -----------
                    NET ASSETS                            100.00%   $ 1,526,628
                                                          ======    ===========

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Portfolio's Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $    42,533
                    Gross Unrealized Depreciation                       (52,884)
                                                                    -----------
                    Net Unrealized Depreciation                     $   (10,351)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 90.76%
                    AUSTRALIA: 1.40%
   195,100          QBE Insurance Group Ltd.                        $   894,809
                                                                    -----------
                    TOTAL AUSTRALIA                                     894,809
                                                                    -----------
                    CANADA: 2.01%
    87,900          Bombardier, Inc.                                    296,173
    32,000          EnCana Corp                                         990,914
                                                                    -----------
                    TOTAL CANADA                                      1,287,087
                                                                    -----------
                    DENMARK: 1.20%
     5,500          Novo-Nordisk A/S ADR                                158,950
     5,750          Novo-Nordisk A/S                                    165,986
    18,400          TDC A/S                                             446,741
                                                                    -----------
                    TOTAL DENMARK                                       771,677
                                                                    -----------
                    FINLAND: 2.17%
    31,200          Nokia OYJ                                           495,652
     6,300          Nokia OYJ ADR                                        97,650
    24,900          UPM-Kymmene OYJ                                     798,970
                                                                    -----------
                    TOTAL FINLAND                                     1,392,272
                                                                    -----------
                    FRANCE: 9.58%
     9,750          Aventis SA                                          529,595
    16,250          Carrefour SA                                        722,996
    22,550          Pechiney SA                                         790,720
    15,200          Schneider Electric SA                               718,677
    12,250          Societe Generale                                    712,917
     8,050          Total Fina Elf SA                                 1,148,851
    13,300          Total Fina Elf SA ADR                               950,950
    17,911          Valeo SA                                            561,566
                                                                    -----------
                    TOTAL FRANCE                                      6,136,272
                                                                    -----------
                    GERMANY: 2.22%
    15,200          Deutsche Bank AG                                    699,710
    18,100          Deutsche Boerse AG                                  724,264
                                                                    -----------
                    TOTAL GERMANY                                     1,423,974
                                                                    -----------
                    GREECE: 0.78%
    47,700          Greek Organization of Football Prognostics SA       502,183
                                                                    -----------
                    TOTAL GREECE                                        502,183
                                                                    -----------
                    IRELAND: 0.79%
    46,700          Irish Life & Permanent PLC                          504,387
                                                                    -----------
                    TOTAL IRELAND                                       504,387
                                                                    -----------
                    ISRAEL: 1.39%
    23,100          Teva Pharmaceutical
                    Industries ADR                                      891,891
                                                                    -----------
                    TOTAL ISRAEL                                        891,891
                                                                    -----------
                    ITALY: 2.04%
   141,750          Banca Fideuram S.p.A.                               665,903
   269,400     A    Parmalat Finanziaria S.p.A.                         641,259
                                                                    -----------
                    TOTAL ITALY                                       1,307,162
                                                                    -----------
                    JAPAN: 15.35%
     8,100          Advantest Corp.                                     362,880
    18,900          FamilyMart                                          370,042
    30,000          Fanuc Ltd.                                        1,326,316
    28,000          Ito-Yokado Co. Ltd.                                 825,263
    41,000          Kao Corp                                            899,411
     2,400          Mabuchi Motor Co. Ltd.                              220,699
    31,000     A    Mitsui Fudosan Co. Ltd.                             201,011
   116,000     A    Nikko Cordial Corp                                  390,737
    46,000          Nomura Holdings, Inc.                               516,749
       417          NTT DoCoMo, Inc.                                    769,036
    10,200          Otsuka Kagu Ltd.                                    160,623
    37,200          Sekisui House Ltd.                                  263,141
    45,100          Shimano, Inc.                                       683,621
    21,500          Sony Corp.                                          898,021
     8,000          Sony Corp. ADR                                      330,480
    14,500     A    Tokyo Electron Ltd.                                 655,705
    35,900          Toyota Motor Corp.                                  964,387
                                                                    -----------
                    TOTAL JAPAN                                       9,838,122
                                                                    -----------
                    MEXICO: 1.43%
    28,700          Telefonos de Mexico SA de CV ADR                    917,826
                                                                    -----------
                    TOTAL MEXICO                                        917,826
                                                                    -----------
                    NETHERLANDS: 6.04%
    88,400          Aegon NV                                          1,136,456
    45,700          Koninklijke Philips Electronics NV                  800,281
    18,750          Royal Dutch Petroleum Co.                           824,789
    25,200          Royal Dutch Petroleum Co. ADR                     1,109,304
                                                                    -----------
                    TOTAL NETHERLANDS                                 3,870,830
                                                                    -----------
                    NEW ZEALAND: 1.04%
   280,900          Telecom Corp. of New Zealand Ltd.                   666,651
                                                                    -----------
                    TOTAL NEW ZEALAND                                   666,651
                                                                    -----------
                    NORWAY: 0.83%
    37,500          Norske Skogindustrier ASA                           529,730
                                                                    -----------
                    TOTAL NORWAY                                        529,730
                                                                    -----------
                    RUSSIA: 0.60%
     2,750          YUKOS ADR                                           384,313
                                                                    -----------
                    TOTAL RUSSIA                                        384,313
                                                                    -----------
                    SOUTH AFRICA: 1.27%
    58,350          Gold Fields Ltd. ADR                                814,566
                                                                    -----------
                    TOTAL SOUTH AFRICA                                  814,566
                                                                    -----------
                    SWEDEN: 1.16%
    39,800          ForeningsSparbanken AB                              471,466
    34,400          Swedish Match AB                                    271,006
                                                                    -----------
                    TOTAL SWEDEN                                        742,472
                                                                    -----------
                    SWITZERLAND: 9.29%
    16,500          Converium Holding AG                                799,234
       837          Givaudan                                            375,173
     1,150          Julius Baer Holding AG                              249,422
     5,513          Nestle SA                                         1,167,806
    20,200          Novartis AG ADR                                     741,946
    15,783          Novartis AG                                         575,660
    20,750          Roche Holding AG                                  1,445,389
    12,300     @    UBS AG                                              597,571
                                                                    -----------
                    TOTAL SWITZERLAND                                 5,952,201
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    TAIWAN: 1.15%
   104,800     @    Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                      $   738,840
                                                                    -----------
                    TOTAL TAIWAN                                        738,840
                                                                    -----------
                    UNITED KINGDOM: 19.11%
     1,900          Amvescap PLC ADR                                     23,940
   196,850          Amvescap PLC                                      1,261,062
   211,200          BP PLC                                            1,451,576
   139,100     @    British Sky Broadcasting PLC                      1,430,691
   185,300          Cadbury Schweppes PLC                             1,154,262
    25,500          GlaxoSmithKline PLC                                 489,254
     5,800          GlaxoSmithKline PLC ADR                             217,268
    10,700          HSBC Holdings PLC ADR                               588,286
    42,550          Imperial Tobacco Group PLC                          722,553
    97,000          London Stock Exchange PLC                           492,984
   636,700     @    mmO2 PLC                                            453,488
     1,700     @    mmO2 PLC ADR                                         12,155
   123,850          Pearson PLC                                       1,145,260
    43,600          Provident Financial PLC                             416,861
    38,850          Rio Tinto PLC                                       775,409
     5,250          Rio Tinto PLC ADR                                   417,533
    38,250          United Business Media PLC                           178,545
   556,650          Vodafone Group PLC                                1,014,702
                                                                    -----------
                    TOTAL UNITED KINGDOM                             12,245,829
                                                                    -----------
                    UNITED STATES: 9.91%
    23,100          iShares MSCI EAFE Index Fund                      2,287,131
   140,000          iShares MSCI Japan Index Fund                       973,000
    52,600          iShares S&P Europe 350 Index Fund                 2,497,448
    14,100          Schlumberger Ltd.                                   593,469
                                                                    -----------
                    TOTAL UNITED STATES                               6,351,048
                                                                    -----------
                    Total Common Stock (Cost $61,242,782)            58,164,142
                                                                    -----------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $61,242,782)*                  90.76%   $58,164,142
                    OTHER ASSETS AND LIABILITIES-NET        9.24%     5,919,736
                                                          ------    -----------
                    NET ASSETS                            100.00%   $64,083,878
                                                          ======    ===========

@    Non-income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at December 31, 2002.
* Cost for federal income tax purposes is $61,501,695. Net unrealized depreciation consists of:

                    Gross Unrealized Appreciation                   $ 1,185,067
                    Gross Unrealized Depreciation                    (4,522,620)
                                                                    -----------
                    Net Unrealized Depreciation                     $(3,337,553)
                                                                    ===========

                                                                   Percentage of
Industry Group                                                       Net Assets
--------------                                                       ----------
Agriculture                                                              1.55%
Auto Manufacturers                                                       1.50%
Auto Parts & Equipment                                                   0.88%
Banks                                                                    5.18%
Chemicals                                                                0.59%
Cosmetics/Personal Care                                                  1.40%
Diversified Financial Services                                           7.80%
Electronics                                                              4.23%
Entertainment                                                            0.78%
Equity Fund                                                              8.98%
Food                                                                     5.75%
Forest Products & Paper                                                  2.06%
Hand/Machine Tools                                                       1.12%
Home Builders                                                            0.41%
Home Furnishings                                                         1.92%
Insurance                                                                4.41%
Leisure Time                                                             1.07%
Media                                                                    4.30%
Mining                                                                   4.37%
Miscellaneous Manufacturing                                              0.46%
Oil & Gas                                                               10.71%
Oil & Gas Services                                                       0.93%
Pharmaceuticals                                                          8.14%
Real Estate                                                              0.31%
Retail                                                                   2.12%
Semiconductors                                                           2.18%
Telecommunications                                                       7.61%
Other Assets and Liabilities, Net                                        9.24%
                                                                       ------
NET ASSETS                                                             100.00%
                                                                       ======

                 See Accompanying Notes to Financial Statements

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the fiscal year ended December 31, 2002 were as follows:

PORTFOLIO NAME                             TYPE                 PER SHARE AMOUNT
--------------                             ----                 ----------------
LargeCap Growth Portfolio
  Class S                                  NII                      $0.0329
Large Company Value Portfolio
  Class S                                  NII                      $0.0875
MagnaCap Portfolio
  Class R                                  NII                      $0.0843
  Class S                                  NII                      $0.0704
Convertible Portfolio
  Class S                                  NII                      $0.2549
International Value Portfolio
  Class R                                  NII                      $0.0948
  Class S                                  NII                      $0.0726

----------
NII-Net investment income

Of the ordinary distributions made during the fiscal year ended December 31, 2002, the following percentages qualify for the dividend received deduction available to corporate shareholders; 29.95%, 82.95%, 100% and 46.52% for the LargeCap Growth Portfolio, Large Company Value Portfolio, MagnaCap Portfolio, and Convertible Portfolio, respectively.

The foreign taxes paid or withheld of $104,257 in total and $0.01 per share for the International Value Portfolio represents taxes incurred by the portfolio from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

The above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099 DIV regarding the federal tax status of the dividends and distributions received by them in the calendar year.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below:

                                                 TERM OF                                 NUMBER OF
                                               OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                                 POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                    ----         ------         ---------------          ----------            -------
Independent Trustees:

Paul S. Doherty                   Trustee       October     Mr. Doherty is President         104      Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                    1999 to     and Partner, Doherty,                     the GCG Trust (February
Scottsdale, AZ 85258                            Present     Wallace, Pillsbury and                    2002 to present).
Born: 1934                                                  Murphy, P.C., Attorneys
                                                            (1996 to present); a
                                                            Director of Tambrands,
                                                            Inc. (1993 to 1998); and a
                                                            Trustee of each of the
                                                            funds managed by
                                                            Northstar Investment
                                                            Management
                                                            Corporation (1993 to
                                                            1999).

J. Michael Earley                 Trustee       February    President and Chief              104      Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                    2002 to     Executive Officer of                      GCG Trust (1997 to present).
Scottsdale, AZ 85258                            Present     Bankers Trust Company,
Born: 1945                                                  N.A. (1992 to present).

R. Barbara Gitenstein             Trustee       February    President of the College         104      Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                    2002 to     of New Jersey (1999 to                    the GCG Trust (1997 to
Scottsdale, AZ 85258                            Present     present); Executive Vice                  present).
Born: 1948                                                  President and Provost at
                                                            Drake University (1992 to
                                                            1998).

Walter H. May                     Trustee       October     Retired. Mr. May was             104      Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                    1999 to     formerly Managing                         Best Prep Charity (1991 to
Scottsdale, AZ 85258                            Present     Director and Director of                  present) and the GCG Trust
Born: 1936                                                  Marketing for Piper                       (February 2002 to present).
                                                            Jaffray, Inc. (an
                                                            investment
                                                            banking/underwriting
                                                            firm). Mr. May was
                                                            formerly a Trustee of
                                                            each of the funds
                                                            managed by Northstar
                                                            Investment Management
                                                            Corporation (1996 to
                                                            1999).

Jock Patton                       Trustee       August      Private Investor. Mr.            104      Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.                    1995 to     Patton was formerly                       the GCG Trust (February
Scottsdale, AZ 85258                            Present     Director and Chief                        2002 to present); He is also
Born: 1945                                                  Executive Officer of                      Director of Hypercom, Inc.
                                                            Rainbow Multimedia                        and JDA Software Group,
                                                            Group, Inc. (January 1999                 Inc. (January 1999 to
                                                            to December 2001);                        present); National Airlines
                                                            Director of Stuart                        Inc.; and BG Associates, In
                                                            Entertainment, Inc.;
                                                            Directory of Artisoft, Inc.
                                                            (1994 to 1998); President
                                                            and co-owner of
                                                            StockVal, Inc. (November
                                                            1992 to June 1997) and a
                                                            Partner and Director of
                                                            the law firm of Streich
                                                            Lang, P.A. (1972 to 1993).

--------------------------------------------------------------------------------

                                                 TERM OF                                 NUMBER OF
                                               OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                                 POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                    ----         ------         ---------------          ----------            -------
David W.C. Putnam                 Trustee       October     President and Director of        104      Mr. Putnam is a Trustee of
7337 E. Doubletree Ranch Rd.                    1999 to     F.L. Putnam Securities                    GCG Trust (February 2002 to
Scottsdale, AZ 85258                            Present     Company, Inc. and its                     present); Director of F.L.
Born: 1939                                                  affiliates. Mr. Putnam is                 Putnam Securities Company,
                                                            also President, Secretary                 Inc. (June 1978 to present);
                                                            and Trustee of The                        F.L. Putnam Investment
                                                            Principled Equity Market                  Management Company
                                                            Fund. Mr. Putnam was                      (December 2001 to present);
                                                            formerly a                                Asian American Bank and
                                                            Director/Trustee of Trust                 Trust Company (June 1992
                                                            Realty Corp., Anchor                      to present); and Notre
                                                            Investment Trust, Bow                     Dame Health Care Center
                                                            Ridge Mining Co., and                     (1991 to present). He is als
                                                            each of the funds                         a Trustee of The Principled
                                                            managed by Northstar                      Equity Market Fund
                                                            Investment Management                     (November 1996 to present);
                                                            Corporation (1994 to                      Progressive Capital
                                                            1999).                                    Accumulation Trust (August
                                                                                                      1998 to present); Anchor
                                                                                                      International Bond Trust
                                                                                                      (December 2000 to present);
                                                                                                      F.L. Putnam Foundation
                                                                                                      (December 2000 to present);
                                                                                                      Mercy Endowment
                                                                                                      Foundation (1995 to
                                                                                                      present); and an Honorary
                                                                                                      Trustee of Mercy Hospital
                                                                                                      (1973 to present).

Blaine E. Rieke                   Trustee       February    General Partner of               104      Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                    2001 to     Huntington Partners, an                   Director/Trustee of the
Scottsdale, AZ 85258                            Present     investment partnership                    Morgan Chase Trust Co.
Born: 1933                                                  (1997 to present). Mr.                    (January 1998 to present)
                                                            Rieke was formerly                        and the GCG Trust (February
                                                            Chairman and Chief                        2002 to present).
                                                            Executive Officer of
                                                            Firstar Trust Company
                                                            (1973 to 1996). Mr. Rieke
                                                            was formerly the
                                                            Chairman of the Board
                                                            and a Trustee of each of
                                                            the funds managed by
                                                            ING Investment
                                                            Management Co. LLC.
                                                            (1998 to 2001).

Roger B. Vincent                  Trustee       February    President of Springwell          104      Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                    2002 to     Corporation, a corporate                  the GCG Trust (1994 to
Scottsdale, AZ 85258                            Present     advisory firm (1989 to                    present) and a Director of
Born: 1945                                                  present). Mr. Vincent was                 AmeriGas Propane, Inc.
                                                            formerly a Director of                    (1998 to present).
                                                            Tatham Offshore, Inc.
                                                            (1996 to 2000) and
                                                            Petrolane, Inc. (1993 to
                                                            1995).

--------------------------------------------------------------------------------

                                                 TERM OF                                 NUMBER OF
                                               OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                                 POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                    ----         ------         ---------------          ----------            -------
Richard A. Wedemeyer              Trustee       February    Vice President -- Finance        104      Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.                    2001 to     and Administration -- of                  of Touchstone Consulting
Scottsdale, AZ 85258                            Present     the Channel Corporation,                  Group (1997 to present) and
Born: 1936                                                  an importer of specialty                  the GCG Trust (February
                                                            alloy aluminum products                   2002 to present).
                                                            (1996 to present). Mr.
                                                            Wedemeyer was
                                                            formerly Vice President
                                                            -- Finance and
                                                            Administration -- of
                                                            Performance Advantage,
                                                            Inc., a provider of
                                                            training and consultation
                                                            services (1992 to 1996),
                                                            and Vice President --
                                                            Operations and
                                                            Administration of Jim
                                                            Henson Productions
                                                            (1979 to 1997). Mr.
                                                            Wedemeyer was a
                                                            Trustee of each of the
                                                            funds managed by ING
                                                            Investment Management
                                                            Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)              Trustee       February    Chairman and CEO of              104      Mr. Hilliard is a Trustee of
ING Americas                                    2002 to     ING Americas and a                        the GCC Trust (February
5780 Powers Ferry Road, NW                      Present     member of its Americas                    2002 to present). Mr.
Atlanta, GA 30327                                           Executive Committee                       Hilliard also serves as a
Born: 1943                                                  (1999 to present). Mr.                    member of the Board of
                                                            Hilliard was formerly                     Directors of the Clemson
                                                            Chairman and CEO of                       University Foundation, the
                                                            ING North America,                        Board of Councilors for the
                                                            encompassing the U.S.,                    Carter Center, a Trustee of
                                                            Mexico and Canada                         the Woodruff Arts Center
                                                            regions (1994 to 1999).                   and also on the Board of
                                                                                                      Directors for the High
                                                                                                      Museum of Art.

--------------------------------------------------------------------------------

                                                 TERM OF                                 NUMBER OF
                                               OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                                 POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                    ----         ------         ---------------          ----------            -------
Thomas J. McInerney(2)            Trustee       February    Chief Executive Officer,        158       Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                    2001 to     ING U.S. Financial                        Director/Trustee of Aeltus
Scottsdale, AZ 85258                            Present     Services (October 2001 to                 Investment Management,
Born: 1956                                                  present); President, Chief                Inc. (1997 to present); each
                                                            Executive Officer, and                    of the Aetna Funds (April
                                                            Director of Northern Life                 2002 to present); Ameribest
                                                            Insurance Company                         Life Insurance Co. (2001 to
                                                            (2001 to present); and                    present); Equitable Life
                                                            President and Director of                 Insurance Co. (2001 to
                                                            Aetna Life Insurance and                  present); First Columbine
                                                            Annuity Company (1997                     Life Insurance Co. (2001 to
                                                            to present), Aetna                        present); Golden American
                                                            Retirement Holdings, Inc.                 Life Insurance Co. (2001 to
                                                            (1997 to present), Aetna                  present); Life Insurance
                                                            Investment Adviser                        Company of Georgia (2001
                                                            Holding Co. (2000 to                      to present); Midwestern
                                                            present), and Aetna                       United Life Insurance Co.
                                                            Retail Holding Company                    (2001 to present); ReliaSta
                                                            (2000 to present). Mr.                    Life Insurance Co. (2001 to
                                                            McInerney was formerly                    present); Security Life of
                                                            General Manager and                       Denver (2001 to present);
                                                            Chief Executive Officer                   Security Connecticut Life
                                                            of ING Worksite Division                  Insurance Co. (2001 to
                                                            (since December 2000 to                   present); Southland Life
                                                            October 2001); President                  Insurance Co. (2001 to
                                                            of Aetna Financial                        present); USG Annuity and
                                                            Services (August 1997 to                  Life Company (2001 to
                                                            December 2000); Head of                   present); United Life and
                                                            National Accounts and                     Annuity Insurance Co. Inc
                                                            Core Sales and                            (2001 to present); and the
                                                            Marketing for Aetna U.S.                  GCG Trust (February 2002 to
                                                            Healthcare (April 1996 to                 present). Mr. McInerney is
                                                            March 1997).                              member of the Board of the
                                                                                                      National Commission on
                                                                                                      Retirement Policy, the
                                                                                                      Governor's Council on
                                                                                                      Economic Competitiveness
                                                                                                      and Technology of
                                                                                                      Connecticut, the Board of
                                                                                                      Directors of the Connecticu
                                                                                                      Business and Industry
                                                                                                      Association, the Board of
                                                                                                      Trustees of the Bushnell, t
                                                                                                      Board for the Connecticut
                                                                                                      Forum, and the Board of
                                                                                                      the Metro Hartford
                                                                                                      Chamber of Commerce, and
                                                                                                      is Chairman of Concerned
                                                                                                      Citizens for Effective
                                                                                                      Government.

--------------------------------------------------------------------------------

                                                 TERM OF                                 NUMBER OF
                                               OFFICE AND          PRINCIPAL           PORTFOLIOS IN            OTHER
                                 POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
      NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN             HELD BY
         AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE            TRUSTEE
         -------                    ----         ------         ---------------          ----------            -------
John G. Turner(3)                 Chairman and  October     President, Turner               104       Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.      Director/     1999 to     Investment Company                        member of the Board of the
Scottsdale, AZ 85258              Trustee       Present     (since January 2002). Mr.                 GCG Trust. Mr. Turner also
Born: 1939                                                  Turner was formerly Vice                  serves as a Director of the
                                                            Chairman of ING                           Hormel Foods Corporation
                                                            Americas (2000 to 2001);                  (May 2000 to present),
                                                            Chairman and Chief                        Shopko Stores, Inc. (August
                                                            Executive Officer of                      1999 to present), and M.A.
                                                            ReliaStar Financial Corp.                 Mortenson Co. (March 2002
                                                            and ReliaStar Life                        to present).
                                                            Insurance Company
                                                            (1993 to 2000); Chairman
                                                            of ReliaStar United
                                                            Services Life Insurance
                                                            Company (1995 to 1998);
                                                            Chairman of ReliaStar
                                                            Life Insurance Company
                                                            of New York (1995 to
                                                            2001); Chairman of
                                                            Northern Life Insurance
                                                            Company (1992 to 2000);
                                                            Chairman and
                                                            Director/Trustee of the
                                                            Northstar affiliated
                                                            investment companies
                                                            (1993 to 2001) and
                                                            Director, Northstar
                                                            Investment Management
                                                            Corporation and its
                                                            affiliates (1993 to 1999).

(1)  Mr. Hilliard is an "interested person", as defined by the Investment
     Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING
     Investments, LLC.

--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                           TERM OF OFFICE                     OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
            AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
            -------                 --------------           -----------                     ---------------
Officers:

James M. Hennessy                President, Chief       March 2002 to          President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer,     Present (for the       ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258             and Chief Operat-      ING Funds)             Services, LLC, ING Advisors, Inc., ING In-
Born: 1949                       ing Officer                                   vestments, LLC, Lexington Funds Dis-
                                                                               tributor, Inc., Express America T.C. Inc.
                                 President, Chief       February 2001 to       and EAMC Liquidation Corp. (since De-
                                 Executive Officer,     March 2002 (for        cember 2001); Executive Vice President
                                 and Chief Operat-      the Pilgrim Funds)     and Chief Operating Officer of ING
                                 ing Officer                                   Funds Distributor, LLC (since June 2000).
                                                                               Formerly, Executive Vice President and
                                 Chief Operating        June 2000 to Febru-    Chief Operating Officer of ING Quantita-
                                 Officer                ary 2001 (for the      tive Management, Inc. (October 2001 to
                                                        Pilgrim Funds)         September 2002); Senior Executive Vice
                                                                               President (June 2000 to December 2000)
                                                                               and Secretary (April 1995 to December
                                                                               2000) of ING Capital Corporation, LLC,
                                                                               ING Funds Services, LLC, ING Investments,
                                                                               LLC, ING Advisors, Inc., Express America
                                                                               T.C. Inc., and EAMC Liquidation Corp.;
                                                                               and Executive Vice President, ING Capital
                                                                               Corporation, LLC and its affiliates (May
                                                                               1998 to June 2000) and Senior Vice Presi-
                                                                               dent, ING Capital Corporation, LLC and
                                                                               its affiliates (April 1995 to April 1998).

Stanley D. Vyner                 Executive Vice         March 2002 to          Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President              Present (for the       Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                               ING Funds)             2000) and Chief Investment Officer of
Born: 1950                                                                     the International Portfolios, ING Invest-
                                 Executive Vice         July 1996 to March     ments, LLC (since July 1996). Formerly,
                                 President              2002 (for the in-      President and Chief Executive Officer of
                                                        ternational portfo-    ING Investments, LLC (August 1996 to
                                                        lios of the Pilgrim    August 2000).
                                                        Funds)

Mary Lisanti                     Executive Vice         March 2002 to          Executive Vice President of ING Invest-
7337 E. Doubletree Ranch Rd.     President              Present (for the       ments, LLC and ING Advisors, Inc. (since
Scottsdale, AZ 85258                                    ING Funds)             November 1999); Chief Investment Of-
Born: 1956                                                                     ficer of the Domestic Equity Portfolios,
                                 Executive Vice         May 1998 to            ING Investments, LLC (since 1999). For-
                                 President              March 2002 (for        merly, Executive Vice President of ING
                                                        the domestic eq-       Quantitative Management, Inc. (July
                                                        uity portfolios of     2000 to September 2002); Executive Vice
                                                        the Pilgrim Funds)     President and Chief Investment Officer
                                                                               for the Domestic Equity Portfolios of
                                                                               Northstar Investment Management Cor-
                                                                               poration, whose name changed to Pil-
                                                                               grim Advisors, Inc. and subsequently
                                                                               became part of ING Investments, LLC
                                                                               (May 1998 to October 1999); Portfolio
                                                                               Manager with Strong Capital Manage-
                                                                               ment (May 1996 to 1998); a Managing
                                                                               Director and Head of Small- and Mid-
                                                                               Capitalization Equity Strategies at Bank-
                                                                               ers Trust Corp. (1993 to 1996).

--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                           TERM OF OFFICE                     OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
            AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
            -------                 --------------           -----------                     ---------------
Michael J. Roland                Executive Vice         March 2002 to          Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President, Assis-      Present (for the       Officer and Treasurer of ING Funds Ser-
Scottsdale, AZ 85258             tant Secretary and     ING Funds)             vices, LLC, ING Funds Distributor, LLC,
Born: 1958                       Principal Financial                           ING Advisors, Inc., ING Investments, LLC
                                 Officer                                       (December 2001 to present), Lexington
                                                                               Funds Distributor, Inc., Express America
                                 Chief Financial        December 2002          T.C. Inc. and EAMC Liquidation Corp.
                                 Officer                to Present             (since December 2001). Formerly, Execu-
                                                        (for the IPI Funds)    tive Vice President, Chief Financial Of-
                                                                               ficer and Treasurer of ING Quantitative
                                 Senior Vice            June 1998 to           Management, Inc. (December 2001 to
                                 President and          March 2002 (for        October 2002); Senior Vice President, ING
                                 Principal Financial    the Pilgrim Funds)     Funds Services, LLC, ING Investments,
                                 Officer                                       LLC, and ING Funds Distributor, LLC (June
                                                                               1998 to December 2001) and Chief Fi-
                                                                               nancial Officer of Endeavor Group (April
                                                                               1997 to June 1998).

Robert S. Naka                   Senior Vice            March 2002 to          Senior Vice President and Assistant Sec-
7337 E. Doubletree Ranch Rd.     President and          Present (for the       retary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258             Assistant Secretary    ING Funds)             Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                     ING Investments, LLC (October 2001 to
                                 Senior Vice            November 1999 to       present) and Lexington Funds Distribu-
                                 President and          March 2002 (for        tor, Inc. (since December 2001). Formerly,
                                 Assistant Secretary    the Pilgrim Funds)     Senior Vice President and Assistant Sec-
                                                                               retary for ING Quantitative Manage-
                                 Assistant Secretary    July 1996 to           ment, Inc. (October 2001 to October
                                                        November 1999          2002); Vice President, ING Investments,
                                                        (for the Pilgrim       LLC (April 1997 to October 1999) , ING
                                                        Funds)                 Funds Services, LLC (February 1997 to
                                                                               August 1999) and Assistant Vice Presi-
                                                                               dent, ING Funds Services, LLC (August
                                                                               1995 to February 1997).

Robyn L. Ichilov                 Vice President and     March 2002 to          Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer              Present (for the       (since October 2001) and ING Invest-
Scottsdale, AZ 85258                                    ING Funds)             ments, LLC (since August 1997); Account-
Born: 1967                                                                     ing Manager, ING Investments, LLC (since
                                 Vice President and     May 1998 to            November 1995).
                                 Treasurer              March 2002 (for
                                                        the Pilgrim Funds)

                                 Vice President         November 1997 to
                                                        May 1998 (for the
                                                        Pilgrim Funds)

Kimberly A. Anderson             Vice President and     March 2002 to          Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.     Secretary              Present (for the       ING Funds Services, LLC, ING Funds Dis-
Scottsdale, AZ 85258                                    ING Funds)             tributor, LLC, ING Advisors, Inc., ING In-
Born: 1964                                                                     vestments, LLC (since October 2001) and
                                                        February 2001 to       Lexington Funds Distributor, Inc. (since
                                                        March 2002 (for        December 2001). Formerly, Vice President
                                                        the Pilgrim Funds)     for ING Quantitative Management, Inc.
                                                                               (October 2001 to October 2002); Assis-
                                                                               tant Vice President of ING Funds Ser-
                                                                               vices, LLC (November 1999 to January
                                                                               2001) and has held various other posi-
                                                                               tions with ING Funds Services, LLC for
                                                                               more than the last five years.

Todd Modic                       Assistant Vice         April 2002 to          Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President              Present (for           Investments, LLC (since March 2001). For-
Scottsdale, AZ 85258                                    the ING Funds)         merly, Director of Financial Reporting,
Born: 1967                                                                     Axient Communications, Inc. (May 2000
                                                        March 2002 to          to January 2001) and Director of Fi-
                                                        Present (for           nance, Rural/Metro Corporation (March
                                                        certain ING Funds)     1995 to May 2000).

                                                        August 2001 to
                                                        March 2002 (for
                                                        the Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                           TERM OF OFFICE                     OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
            AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
            -------                 --------------           -----------                     ---------------
Maria M. Anderson                Assistant Vice         April 2002 to          Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President              Present (for           Services, LLC (since October 2001). For-
Scottsdale, AZ 85258                                    the ING Funds)         merly, Manager of Fund Accounting and
Born: 1958                                                                     Fund Compliance, ING Investments, LLC
                                                        March 2002 to          (September 1999 to November 2001);
                                                        Present (for           Section Manager of Fund Accounting,
                                                        certain ING Funds)     Stein Roe Mutual Funds (July 1998 to
                                                                               August 1999); and Financial Reporting
                                                        August 2001 to         Analyst, Stein Roe Mutual Funds (August
                                                        March 2002 (for        1997 to July 1998).
                                                        the Pilgrim Funds)

Edwin Schriver                   Senior Vice            March 2002 to          Senior Vice President (since November
7337 E. Doubletree Ranch Rd.     President and          Present (for           1999) and Senior Portfolio Manager
Scottsdale, Arizona 85258        Senior Portfolio       certain ING Funds)     (since October 2001) for ING Invest-
Born: 1945                       Manager                                       ments, LLC. Formerly, Senior High Yield
                                                        November 1999 to       Analyst, Dreyfus Corporation (April 1998
                                                        March 2002 (for        to November 1999); and President of
                                                        certain Pilgrim        Cresent City Research (July 1993 to April
                                                        Funds)                 1998).

Steven Rayner                    Vice President         March 2002 to          Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since October 2001). Formerly, Assistant
Scottsdale, Arizona 85258        Manager                certain ING Funds)     Vice President, ING Investments, LLC;
Born: 1966                                                                     (February 1998 to January 2001) and has
                                                        January 2001 to        held various other positions with ING
                                                        March 2002 (for        Investments, LLC and its predecessors
                                                        certain Pilgrim        since June 1995.
                                                        Funds)

Robert Kloss                     Vice President         March 2002 to          Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since January 2001) and has held various
Scottsdale, Arizona 85258        Manager                certain ING Funds)     other positions with ING Investments,
Born: 1955                                                                     LLC and its predecessors for the last five
                                                        January 2001 to        years.
                                                        March 2002 (for
                                                        certain Pilgrim
                                                        Funds)

Thomas Jackson                   Senior Vice            March 2002 to          Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.     President and          Present (for           LLC (since June 2001) and ING Advisors,
Scottsdale, Arizona 85258        Senior Portfolio       certain ING Funds)     Inc.(since October 2001); and Senior Port-
Born: 1945                       Manager                                       folio Manager for ING Investments, LLC
                                                        June 2001 to           and ING Advisors, Inc. (since October
                                                        March 2002 (for        2001). Formerly Managing Director, Pru-
                                                        certain Pilgrim        dential Investments (April 1990 to De-
                                                        Funds)                 cember 2000); and prior to April 1990,
                                                                               Co-Chief Investment Officer and Manag-
                                                                               ing Director at Century Capital Associ-
                                                                               ates and Red Oak Advisors.

--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                           TERM OF OFFICE                     OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)           AND LENGTH OF                       DURING THE
            AND AGE                 HELD WITH FUND           TIME SERVED                     PAST FIVE YEARS
            -------                 --------------           -----------                     ---------------
Jeffrey Bernstein                Senior Vice Presi-     March 2002 to          Senior Vice President (since October
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for           1999) of ING Investments, LLC and Senior
Scottsdale, Arizona 85258        Portfolio Manager      certain ING Funds)     Portfolio Manager (since October 2001)
Born: 1966                                                                     for ING Advisors, Inc. and ING Invest-
                                                        June 2000 to           ments, LLC. Formerly, Portfolio Manager,
                                                        March 2002 (for        Northstar Investment Management Cor-
                                                        certain Pilgrim        poration, whose name changed to Pil-
                                                        Funds)                 grim Advisors, Inc.and subsequently
                                                                               became part of ING Investments, LLC
                                                                               (May 1998 to October 1999); Portfolio
                                                                               Manager, Strong Capital Management
                                                                               (1997 to May 1998); and Portfolio
                                                                               Manager,Berkeley Capital (1995 to 1997).

Richard T. Saler                 Senior Vice Presi-     March 2002 to          Senior Vice President and Director of In-
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for           ternational Equity Investment Strategy
Scottsdale, AZ 85258             Portfolio Manager      certain ING Funds)     of ING Investments, LLC and ING Advi-
Born: 1961                                                                     sors, Inc.(since October 2001). Formerly,
                                                        June 2000 to           Senior Vice President and Director of In-
                                                        March 2002 (for        ternational Equity Strategy, Lexington
                                                        certain the Pilgrim    Management Corporation (which was
                                                        Funds)                 acquired by ING Investments, LLC 's par-
                                                                               ent company in July 2000)(1986 to July
                                                                               2000).

Philip A. Schwartz               Senior Vice Presi-     March 2002 to          Senior Vice President and Director of In-
7337 E. Doubletree Ranch Rd.     dent and Senior        Present (for           ternational Equity Investment Strategy
Scottsdale, AZ 85258             Portfolio Manager      certain ING Funds)     for ING Investments, LLC and ING Advi-
Born: 1961                                                                     sors, Inc.(since October 2001). Formerly,
                                                        June 2000 to           Senior Vice President and Director of In-
                                                        March 2002 (for        ternational Equity Strategy, Lexington
                                                        certain the Pilgrim    Management Corporation (which was
                                                        Funds)                 acquired by ING Investments, LLC's par-
                                                                               ent company in July 2000); Vice Presi-
                                                                               dent of European Research Sales,
                                                                               Cheuvreux de Virieu in Paris and New
                                                                               York (prior to 1993).

Andy Mitchell                    Vice President         April 2002 to          Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since July 2000). Formerly, Senior Credit
Scottsdale, AZ 85258             Manager                certain ING Funds)     Analyst, Katonah Capital (March 2000 to
Born: 1963                                                                     July 2000); Vice President and Senior
                                                        October 2000 to        High Yield Analyst, Merrill Lynch Asset
                                                        March 2002 (for        Management (March 1998 to March
                                                        certain the Pilgrim    2000); and Assistant Vice President and
                                                        Funds)                 Senior High Yield Analyst, Schroder Capi-
                                                                               tal Management (March 1994 to March
                                                                               1998).

Russ Stiver                      Vice President         March 2002 to          Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     and Co-Portfolio       Present (for           (since May 2000). Formerly, Acting Vice
Scottsdale, AZ 85258             Manager                certain ING Funds)     President, ING Investments, LLC (April
Born: 1962                                                                     1999 to April 2000) and Portfolio Man-
                                                        October 2000 to        ager, Manulife Financial (November 1996
                                                        March 2002 (for        to April 2000).
                                                        certain the Pilgrim
                                                        Funds)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIANS
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling ING Variable Products Trust at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                   VPTSAR  1202-021803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING Variable Products Trust


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003


By /s/ Michael J. Roland
   -------------------------------------
   Michael J. Roland
   Executive Vice President and
   Chief Financial Officer

Date March 3, 2003